File No. 333-141415

As filed with the Securities and Exchange Commission on April 19, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 48

(Check appropriate box or boxes)

AUL American Individual Variable Annuity Unit Trust

(Exact Name of Registrant as Specified in Charter)

One American Square, Indianapolis, Indiana	46282
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (317) 285-1588

Richard M. Ellery

Associate General Counsel

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46282

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

☐    immediately upon filing pursuant to paragraph (b) of Rule 485

☒   On May 1, 2012 pursuant to paragraph (b) of Rule 485

☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐    on (date) pursuant to paragraph (a)(1) of Rule 485

☐    this post-effective amendment designates a new effective date for a previously filed amendment

CROSS REFERENCE SHEET

Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

	Item of Form N-4	Prospectus Caption
1.	Cover Page	Cover Page
2.	Definitions	Definitions
3.	Synopsis	Summary; Expense Table; Example
4.	Condensed Financial Information	Condensed Financial Information
5.	General Description	Information About AUL, The Variable Account, and the Funds; Voting of Shares of the Funds
6.	Deductions and Expenses	Charges and Deductions
7.	General Description of Variable Annuity Contracts	The Contracts; Premiums and Account Values During the Accumulation Period; Distributions; Summary
8.	Annuity Period	Distributions
9.	Death Benefit	Distributions
10.	Purchases and Contract Values	Premiums and Account Values During the Accumulation Period
11.	Redemptions	Distributions
12.	Taxes	Federal Tax Matters
13.	Legal Proceedings	Other Information
14.	Table of Contents for the Statement of Additional Information	Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

	Statement of Additional Item of Form N-4	Statement of Additional Information Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	General Information and History
18.	Services	Custody of Assets; Independent Auditors
19.	Purchase of Securities Being Offered	Distribution of Contracts; Charges and Deductions (Prospectus)
20.	Underwriters	Distribution of Contracts
21.	Calculation of Performance Data	Performance Information
22.	Annuity Payments	Distributions (Prospectus)
23.	Financial Statements	Financial Statements

PART C - OTHER INFORMATION

	Information Item of Form N-4	Part C Caption
24.	Financial Statements and Exhibits	Financial Statements and Exhibits (Statement of Additional Information)
25.	Directors and Officers of the Depositor	Directors and Officers of AUL
26.	Persons Controlled By or Under Common Control with Depositor or Registrant	Persons Controlled By or Under Common Control with Depositor or Registrant
27.	Number of Policyowners	Number of Contractholders
28.	Indemnification	Indemnification
29.	Principal Underwriters	Principal Underwriters
30.	Location of Accounts and Records	Location of Accounts and Records
31.	Management Services	Management Services
32.	Undertakings	Undertakings
33.	Signatures	Signatures

Prospectus for

Voyage Protector —

Individual Flexible Premium
Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (800) 537-6442

May 1, 2012

Prospectus

Individual Flexible Premium Deferred Variable Annuity
Voyage Protector
INDIVIDUAL VARIABLE ANNUITY CONTRACTS
Offered By

American United Life Insurance Company®
One American Square, Indianapolis, Indiana 46282, (317) 285-1877
Variable Products Service Office:

P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442, www.oneamerica.com

This Prospectus describes individual variable Annuity contracts (the "Contracts") offered by American United Life Insurance Company® ("AUL" or the "Company") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"). These Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable Annuity payments to begin on a future date.

A Contract Owner may allocate Premiums, designated to accumulate on a variable basis, to one (1) or more of the Investment Accounts of a Separate Account of AUL. The Separate Account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:

Alger Portfolio	Invesco V.I. Funds Trust

AllianceBernstein Variable Products Series Fund, Inc.	Janus Aspen Series

American Century® Variable Portfolios, Inc.	Neuberger Berman Advisers Management Trust

Calvert Variable Series, Inc.	OneAmerica Funds, Inc.

Columbia Funds Variable Insurance Trust	Pioneer Variable Contracts Trust

Dreyfus Investment Portfolios	The Royce Funds

Dreyfus Variable Investment Fund	T. Rowe Price Equity Series, Inc.

Fidelity® Variable Insurance Products Freedom Funds	T. Rowe Price Fixed Income Series, Inc.

Fidelity® Variable Insurance Products	Timothy Plan® Portfolio Variable Series

Franklin Templeton Variable Insurance Products Trust	Vanguard® Variable Insurance Fund

Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding mutual fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."

This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2012, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing AUL at the telephone number or address indicated above. A post card affixed to the printed prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Expenses for Contracts with the Extra Credit Premium Rider may be higher than expenses for Contracts without the rider. If the rider is elected, the amount credited to the Contract may be more than offset by the additional fees and charges associated with the Extra Credit Premium Rider.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

The date of this Prospectus is May 1, 2012.

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TABLE OF CONTENTS (continued)

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DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN – An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN – A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN – A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE – The total sum of a Contract Owner's value in the Variable Account and the Fixed Account . Initially, it is equal to the initial Premium less any applicable Premium tax and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken. Account Value will be reduced by any unvested credits applied for the Extra Credit Premium Rider (if chosen) upon exercise of the right to examine or withdrawal.

ACCUMULATION PERIOD – The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT – A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUAL FREE WITHDRAWAL AMOUNT – The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Premium still subject to a withdrawal charge.

ANNUITANT – The person or persons upon whose life Annuity payments depend.

ANNUITY – A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE – The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS – Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD – The period during which Annuity payments are made.

ASSUMED INTEREST RATE (AIR) – The investment rate built into the Variable Payment Annuity table used to determine the first Annuity payment.

AUL – American United Life Insurance Company®.

BENEFICIARY – The person having the right to receive the Death Proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BENEFIT BASE – An amount initially used to determine the Guaranteed Annual Withdrawal Amount. The Benefit Base will increase or decrease as described under the provisions of the Guaranteed Minimum Withdrawal Benefit Rider.

BUSINESS DAY – A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving; but the Corporate Office may not be open for business on other days.

CASH VALUE – An Owner's Account Value minus the applicable withdrawal charge.

CONTRACT ANNIVERSARY – The yearly anniversary of the Contract Date.

CONTRACT DATE – The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT OWNER – The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR – A period beginning with one (1) Contract Anniversary, or, in the case of the first (1st) Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

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DEFINITIONS (continued)

CORPORATE OFFICE – The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH PROCEEDS – The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN – A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIRST YEAR PREMIUM – Premium received by AUL from a Contract Owner with an effective date in the first (1st) Contract Year.

FIXED ACCOUNT – An account that is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account. The Fixed Account is not available in all states.

FIXED ACCOUNT VALUE – The total value under a Contract allocated to the Fixed Account.

FUNDS – A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") – The maximum amount that may be withdrawn each year without reducing the Benefit Base for subsequent Contract Years.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") PERCENTAGE – The percentage that is multiplied by the Benefit Base to determine GAWA. The percentage is shown on the Rider Specifications Page.

HR-10 PLAN – An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION – One (1) or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular fund.

OWNER – See "Contract Owner."

PREMIUM(S) – The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a Premium by AUL, the term "Premium" shall refer to the amount received by AUL net of the amount deducted for Premium tax.

PREMIUM YEAR – The year in which a Premium is received. The Premium Year begins with the Payment Date of each Premium.

PROPER NOTICE – Notice that is received at the Corporate Office in a form that is acceptable to AUL.

SEPARATE ACCOUNT – AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding fund portfolio.

SPOUSE – For purposes of the Lifetime and Spouse Guaranteed Minimum Benefit Withdrawal Rider, the Spouse shall mean the person who is legally recognized as the Spouse of the Contract Owner under the laws of the state in which the Contract Owner permanently resides at the time of the first (1st) withdrawal. Any benefit due under this rider and the continuation of this rider are extended to this Spouse only.

VALUATION DATE – Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD – The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. EDT, on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EDT if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT – The Separate Account.

VARIABLE ACCOUNT VALUE – The Account Value of this Contract which is invested in one (1) or more Investment Accounts.

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SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

Purpose of the Contracts

AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the Annuity contract. A variable Annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and Annuity benefits offered by the Contracts.

Types of Contracts

AUL offers Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"). These Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both.

The Variable Account and the Funds

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios of the following Funds:

Investment Account and Corresponding Fund Portfolio	Fund	Investment Advisor
Alger Large Cap Growth Portfolio	Alger Portfolios	The Manager

Alger Small Cap Growth Portfolio	Alger Portfolios	The Manager

AllianceBernstein VPS International Growth Portfolio	AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein L.P.

AllianceBernstein VPS International Value Portfolio	AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein L.P.

AllianceBernstein VPS Small/Mid Cap Value Portfolio	AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein L.P.

American Century® VP Income & Growth Fund	American Century® Variable Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® VP International Fund	American Century® Variable Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® VP MidCap Value Fund	American Century® Variable Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® VP Ultra® Fund	American Century® Variable Portfolios, Inc.	American Century® Investment Management, Inc.

American Century® VP VistaSM Fund	American Century® Variable Portfolios, Inc.	American Century® Investment Management, Inc.

Calvert VP SRI Mid Cap Growth Portfolio	Calvert Variable Series, Inc.	Calvert Asset Management Company, Inc.

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Investment Account and Corresponding Fund Portfolio	Fund	Investment Advisor
Columbia Variable Portfolio – Short Duration US Government Fund	Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers LLC

Columbia Variable Portfolio – Small Cap Value Fund	Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers LLC

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios	The Dreyfus Corporation

Dreyfus Investment Portfolios, Technology Growth Portfolio	Dreyfus Investment Portfolios	The Dreyfus Corporation

Dreyfus Variable Investment Fund, Appreciation Portfolio	Dreyfus Variable Investment Fund	The Dreyfus Corporation

Fidelity® VIP Freedom Income Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc.

Fidelity® VIP Freedom 2005 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc.

Fidelity® VIP Freedom 2010 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc.

Fidelity® VIP Freedom 2015 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc.

Fidelity® VIP Freedom 2020 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc.

Fidelity® VIP Freedom 2025 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc.

Fidelity® VIP Freedom 2030 Portfolio	Fidelity® Variable Insurance Products (VIP) Freedom Funds	Strategic Advisers®, Inc.

Fidelity® VIP Asset ManagerSM Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Contrafund® Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Equity-Income Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Growth Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP High Income Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Index 500 Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Mid-Cap Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Fidelity® VIP Overseas Portfolio	Fidelity® Variable Insurance Products (VIP)	Fidelity® Management & Research Company

Franklin Small Cap Value Securities Fund	Franklin Templeton Variable Insurance Products Trust	Franklin Advisory Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Services LLC

Invesco Van Kampen V.I. Mid Cap Growth Fund (Formerly Invesco V.I. Capital Development Fund)	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. Core Equity Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

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Investment Account and Corresponding Fund Portfolio	Fund	Investment Advisor
Invesco V.I. Diversified Dividend Growth Fund (Formerly Invesco V.I. Dividend Growth Fund)	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. Global Health Care Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. Global Real Estate Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. High Yield Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. International Growth Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Invesco V.I. Utilities Fund	Invesco V.I. Funds Trust	Invesco Advisers, Inc.

Janus Aspen Flexible Bond Portfolio	Janus Aspen Series	Janus Capital Management LLC

Janus Aspen Forty Portfolio	Janus Aspen Series	Janus Capital Management LLC

Janus Aspen Overseas Portfolio	Janus Aspen Series	Janus Capital Management LLC

Janus Aspen Perkins Mid Cap Value Portfolio	Janus Aspen Series	Janus Capital Management LLC

Janus Aspen Worldwide Portfolio	Janus Aspen Series	Janus Capital Management LLC

Neuberger Berman AMT Mid-Cap Growth Portfolio	Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC

Neuberger Berman AMT Regency Portfolio	Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC

Neuberger Berman AMT Short Duration Bond Portfolio	Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC

Neuberger Berman Small Cap Growth Portfolio	Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC

OneAmerica Asset Director Portfolio	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Investment Grade Bond Portfolio	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Money Market Portfolio	OneAmerica Funds, Inc.	American United Life Insurance Company®

OneAmerica Value Portfolio	OneAmerica Funds, Inc.	American United Life Insurance Company®

Pioneer Emerging Markets VCT Portfolio	Pioneer Variable Contracts Trust(VCT)	Pioneer Investment Management, Inc.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust(VCT)	Pioneer Investment Management, Inc.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust(VCT)	Pioneer Investment Management, Inc.

Pioneer Growth Opportunities VCT Portfolio	Pioneer Variable Contracts Trust (VCT)	Pioneer Investment Management, Inc.

Royce Small-Cap Portfolio	The Royce Funds	Royce & Associates, LLC

T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Fixed Income Series, Inc.	T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Growth Portfolio	T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.

Templeton Foreign Securities Fund	Franklin Templeton Variable Insurance Products Trust	Franklin Advisory Services, LLC

Templeton Global Bond Securities Fund	Franklin Templeton Variable Insurance Products Trust	Franklin Advisory Services, LLC

The Timothy Plan® Conservative Growth Portfolio	Timothy Plan® Portfolio Variable Series	Timothy Partners, LTD

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Investment Account and Corresponding Fund Portfolio	Fund	Investment Advisor
The Timothy Plan® Strategic Growth Portfolio	Timothy Plan® Portfolio Variable Series	Timothy Partners, LTD

Vanguard® VIF Diversified Value Portfolio	Vanguard® Variable Insurance Fund	Barrow, Hanley, Mewhinney & Strauss LLC

Vanguard® VIF Mid-Cap Index Portfolio	Vanguard® Variable Insurance Fund	Vanguard Group

Vanguard® VIF Small Company Growth Portfolio	Vanguard® Variable Insurance Fund	Granahan Investment Management, Inc. & Vanguard Group

Vanguard® VIF Total Bond Market Index Portfolio	Vanguard® Variable Insurance Fund	Vanguard Group

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

Summary of the Fixed Account

A Contract Owner may allocate Premiums to the fixed account which is part of AUL's General Account. The Fixed Account is not available in all states.

Amounts allocated to the Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging between 1 percent and 4 percent, depending on the contract ("Guaranteed Rate").

Premiums

The Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $100. Otherwise, the minimum annual Premium is $1,000. The minimum First (1st) Year Premium is $1,000. See "Premiums under the Contracts."

Right to Examine

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement accounts, created under 408 and 408(a) plans, (if returned within seven (7) days of receipt).

Transfers

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to the Fixed Account at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Account Value.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Transfers may result in a charge to the Contract Owner.

Charges

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, an administrative fee, fees for selected optional benefit riders and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

6

Distributions

Withdrawals

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $100 for systematic withdrawals and $500 for all other withdrawals.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.

The Death Benefit

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds Payment Provisions" and "Annuity Period."

Dollar Cost Averaging Program

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under the DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice from the Contract Owner to discontinue the DCA Program, or until there is not enough money in the MMIA, to continue the DCA Program. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the MMIA. For further information, see the explanation under "Dollar Cost Averaging Program."

Portfolio Rebalancing Program

If the Contract Owner does not participate in the Portfolio Optimization Program, he or she may elect to automatically adjust his or her Investment Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.

Extra Credit Premium Rider

The Extra Credit Premium Rider, if selected, offers a credit of 6 percent of the total First (1st) Year Premium payments (the "Credit"). There is a separate charge for this rider. If an Owner selects the Extra Credit Premium Rider at the time of application, AUL will credit an extra amount to the Contract each time the Owner makes a premium payment within the first twelve (12) months after the Contract is issued. Any withdrawals or surrender will result in the recapture of a portion of the Credit amount, according to the Credit vesting schedule. See "Expense Table" for detail regarding the charges for this rider. See "Extra Credit Premium Rider" below for more detail regarding the rider.

Portfolio Optimization Program (The "Program")

Portfolio Optimization is diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial Premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent Premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, the Owner's model will be automatically updated to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change and the Owner's Account Value (plus any applied Credits) will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one of these riders and later terminates the Program, the rider(s) will automatically terminate.

Other Optional Benefit Riders

AUL offers one other optional benefit rider with separate charges. A Contract Owner may add, at issue, an Enhanced Death Benefit Rider. See "Optional Benefits" for a description of the benefits and "Expense Table" for detail regarding the charges for the individual benefits. This rider may not be available in all states and there is no guarantee that it will be available in all states in the future.

Contacting AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.

7

EXPENSE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to Annuity payments under an Annuity Option.

Contract Owner Transaction Expenses

Deferred Sales Load (as a percentage of Premium surrendered, based on date of deposit; also referred to as a "Withdrawal Charge")(1)

Charge as a Percentage of Premium on Withdrawal Exceeding 12% Annual Free Withdrawal Amount(1)

Premium Year	1	2	3	4	5	6	7	8 or more
Withdrawal Charge	7%	6%	5%	4%	3%	2%	1%	0%

(1) An amount withdrawn during a Contract Year referred to as the Annual Free Withdrawal Amount will not be subject to a withdrawal charge. The Annual Free Withdrawal Amount is 12 percent of Premium still subject to a withdrawal charge. See "Withdrawal Charge."

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

Annual Contract Fee
Maximum Annual Contract fee for Contracts less than $50,000 Account Value and Credits	$35
Maximum Annual Contract fee for Contracts $50,000 or greater Account Value and Credits	$0
Separate Account Annual Expenses (as a percentage of annual Account Value)
Administrative Fee(2)	0.15%
Standard Individual Deferred Variable Annuity(2)
Mortality and expense risk charge	1.15%
Optional Rider Expenses (as an equivalent annual percentage of average Account Value)
Enhanced Death Benefit Rider(2)	0.15%
Guaranteed Return of Premium Rider(2)(5)	1.00%
6% Extra Credit Premium Rider(3)	0.75%
Maximum Lifetime Guaranteed Minimum Withdrawal Benefit Rider(4)(5)	1.15%
Maximum Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider(4)(5)	1.45%
Long Term Care Facility and Terminal Illness Benefit Rider	no charge
Optional Fees
Transfer fee per transfer for transfers in excess of 24 in a Contract Year	$25.00

(2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account. Such charges will be deducted from the Account Value at the beginning of each month that the Contract is in force.

(3) The expenses set forth apply to allocations made to both the Investment Account(s) of the Variable Account and the Fixed Account. Such charges will be deducted from the Account Value at the beginning of each month that the Contract is in force.

(4) The charge will be assessed monthly against the greater of the Account Value and the Benefit Base.

(5) These riders are no longer available for contracts applied for on or after February 2, 2009 and may not be purchased at the time the contract is issued or at any time after issue for any contracts applied for on or after February 2, 2009

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.79%

8

EXPENSE TABLE (continued)

Example

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If the Owner surrenders his or her Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
Flexible Premium Contracts	$136.46	$256.54	$371.96	$640.95

(2) If the Owner annuitizes at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
Flexible Premium Contracts	$136.46	$256.54	$371.96	$640.95

(3) If the Owner does not surrender his or her Contract:

	1 Year	3 Years	5 Years	10 Years
Flexible Premium Contracts	$71.16	$209.90	$343.97	$640.95

CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on January 1, 2003 to December 31, 2011. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2011. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

*All Investment Accounts represent Class B units.

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
OneAmerica Asset Director Portfolio
2011	$8.43	$8.39	2,411,533
2010	7.64	8.43	3,124,925
2009	6.13	7.64	3,824,406
2008	8.33	6.13	4,530,843
2007	8.03	8.33	5,340,556
2006	7.36	8.03	5,435,517
2005	6.93	7.36	5,327,100
2004	6.29	6.93	4,320,337
2003	5.00 (01/01/2003)	6.29	2,409,208
OneAmerica Investment Grade Bond Portfolio
2011	$6.81	$7.22	5,388,182
2010	6.43	6.81	5,738,849
2009	5.64	6.43	5,627,237
2008	5.77	5.64	6,576,848
2007	5.50	5.77	6,267,536
2006	5.36	5.50	3,295,168
2005	5.32	5.36	3,441,717
2004	5.18	5.32	1,923,562
2003	5.00 (01/01/2003)	5.18	1,666,609

* All Investment Accounts represent Class B units.

9

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
OneAmerica Money Market Portfolio
2011	$1.05	$1.04	22,935,328
2010	1.07	1.05	19,859,579
2009	1.08	1.07	23,295,900
2008	1.07	1.08	29,256,576
2007	1.04	1.07	18,222,545
2006	1.00	1.04	24,781,905
2005	0.99	1.00	11,129,815
2004	0.99	0.99	10,129,077
2003	1.00 (01/01/2003)	0.99	10,301,307
OneAmerica Value Portfolio
2011	$8.53	$8.22	3,125,857
2010	7.61	8.53	3,676,106
2009	5.91	7.61	4,149,662
2008	9.50	5.91	4,528,365
2007	9.29	9.50	4,989,382
2006	8.29	9.29	4,833,234
2005	7.65	8.29	4,374,840
2004	6.74	7.65	3,826,153
2003	5.00 (01/01/2003)	6.74	2,102,262
Alger Large Cap Growth Portfolio
2011	$8.18	$8.05	496,289
2010	7.31	8.18	564,419
2009	5.02	7.31	651,076
2008	9.44	5.02	740,018
2007	7.97	9.44	893,572
2006	7.68	7.97	1,041,617
2005	6.95	7.68	1,173,601
2004	6.67	6.95	1,330,914
2003	5.00 (01/01/2003)	6.67	1,102,602
Alger Small Cap Growth Portfolio
2011	$11.97	$11.44	1,018,102
2010	9.68	11.97	1,392,857
2009	6.74	9.68	1,624,548
2008	12.79	6.74	1,566,023
2007	4.59	12.79	2,475,151
2006	9.33	4.59	764,475
2005	8.08	9.33	681,726
2004	7.03	8.08	229,048
2003	5.00 (01/01/2003)	7.03	71,160
AllianceBernstein VPS International Growth Portfolio
2011	$4.04	$3.36	38,294
2010	3.63	4.04	40,747
2009	2.63	3.63	18,953
2008	5.00 (05/01/2008)	2.63	1,119
AllianceBernstein VPS International Value Portfolio
2011	$3.30	$2.63	50,111
2010	3.20	3.30	2,985,923
2009	2.40	3.20	2,872,840
2008	5.00 (05/01/2008)	2.40	6,049,192

* All Investment Accounts represent Class B units.

10

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianceBernstein VPS Small/Mid Cap Value Portfolio
2011	$5.60	$5.07	2,336,910
2010	4.47	5.60	2,600,147
2009	3.17	4.47	3,201,625
2008	5.00 (05/01/2008)	3.17	2,901,047
American Century® VP Income & Growth Fund
2011	$7.11	$7.24	224,093
2010	6.31	7.11	246,797
2009	5.41	6.31	293,926
2008	8.39	5.41	391,777
2007	8.50	8.39	2,521,487
2006	7.36	8.50	4,640,391
2005	7.12	7.36	2,812,375
2004	6.38	7.12	1,664,439
2003	5.00 (01/01/2003)	6.38	415,635
American Century® VP International Fund
2011	$9.01	$7.83	645,328
2010	8.06	9.01	764,483
2009	6.10	8.06	811,611
2008	11.21	6.10	1,818,041
2007	9.62	11.21	4,999,368
2006	7.79	9.62	1,846,697
2005	6.97	7.79	1,991,914
2004	6.15	6.97	294,943
2003	5.00 (01/01/2003)	6.15	64,656
American Century® Mid Cap Value Fund
2011	$7.67	$7.50	14,453
2010	6.53	7.67	9,652
2009	5.00 (05/01/2009)	6.53	3,745
American Century® VP Ultra® Fund
2011	$5.50	$5.49	51,307
2010	4.80	5.50	35,694
2009	3.62	4.80	26,015
2008	6.26	3.62	25,537
2007	5.24	6.26	30,290
2006	5.50	5.24	17,691
2005	5.00 (04/20/2005)	5.50	337
American Century® VP VistaSM Fund
2011	$6.36	$5.79	83,093
2010	5.20	6.36	92,691
2009	4.30	5.20	104,296
2008	8.49	4.30	106,459
2007	6.15	8.49	108,633
2006	5.72	6.15	3,393,440
2005	5.00 (04/20/2005)	5.72	2,788

* All Investment Accounts represent Class B units.

11

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Calvert VP SRI Mid Cap Growth Portfolio
2011	$8.36	$8.45	41,280
2010	6.44	8.36	66,965
2009	4.94	6.44	41,638
2008	7.97	4.94	56,392
2007	7.33	7.97	66,410
2006	6.95	7.33	57,606
2005	7.01	6.95	54,247
2004	6.50	7.01	37,556
2003	5.00 (01/01/2003)	6.50	6,590
Columbia Federal Securities Fund, Variable Series
2011	$5.48	Closed	Closed
2010	5.29	$5.48	12,846
2009	5.26	5.29	51,647
2008	5.00 (05/01/2008)	5.26	137,439
Columbia Variable Portfolio – Small Cap Value Fund
2011	$5.72	$5.31	2,683,939
2010	4.57	5.72	2,995,551
2009	3.70	4.57	3,456,956
2008	5.00 (05/01/2008)	3.70	3,379,716
Columbia Variable Portfolio – Short Duration US Government Fund
2011	$5.00 (04/28/2011)	$5.00	6,839
Dreyfus Investment Portfolio Small Cap Stock Index Portfolio
2011	$7.91	$7.85	2,540
2010	6.37	7.91	2,536
2009	5.00 (05/01/2009)	6.37	0
Dreyfus Investment Portfolios, Technology Growth
2011	$6.96	$6.32	69,594
2010	5.44	6.96	77,445
2009	3.51	5.44	43,581
2008	6.05	3.51	34,908
2007	5.35	6.05	30,287
2006	5.21	5.35	14,498
2005	5.10	5.21	9,362
2004	5.00 (05/28/2004)	5.10	1,472
Dreyfus Variable Investment Fund, Appreciation Portfolio
2011	$6.10	$6.55	41,762
2010	5.37	6.10	32,305
2009	4.45	5.37	31,937
2008	6.42	4.45	33,608
2007	6.08	6.42	45,172
2006	5.30	6.08	47,114
2005	5.16	5.30	20,048
2004	5.00 (05/28/2004)	5.16	13,103

* All Investment Accounts represent Class B units.

12

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® VIP Freedom Income Portfolio
2011	$6.06	$6.08	47,752
2010	5.71	6.06	60,207
2009	5.03	5.71	128,761
2008	5.69	5.03	189,958
2007	5.43	5.69	201,066
2006	5.10	5.43	74,135
2005	5.00 (05/20/2005)	5.10	76,179
Fidelity® VIP Freedom 2005 Portfolio
2011	$6.15	$6.09	1,369
2010	5.60	6.15	19,293
2009	4.61	5.60	23,026
2008	6.13	4.61	21,512
2007	5.72	6.13	30,266
2006	5.26	5.72	32,893
2005	5.00 (05/20/2005)	5.26	17,914
Fidelity® VIP Freedom 2010 Portfolio
2011	$6.24	$6.15	66,953
2010	5.60	6.24	58,782
2009	4.56	5.60	40,875
2008	6.17	4.56	115,634
2007	5.75	6.17	8,594
2006	5.35	5.75	5,698
Fidelity® VIP Freedom 2015 Portfolio
2011	$6.33	$6.22	78,229
2010	5.67	6.33	79,502
2009	4.58	5.67	65,553
2008	6.36	4.58	18,228
2007	5.90	6.36	10,060
2006	5.35	5.90	7,785
2005	5.00 (05/20/2005)	5.35	6,445
Fidelity® VIP Freedom 2020 Portfolio
2011	$6.25	$6.11	127,280
2010	5.53	6.25	79,375
2009	4.34	5.53	91,304
2008	6.53	4.34	87,762
2007	6.00	6.53	147,757
2006	5.43	6.00	11,071
2005	5.00 (05/20/2005)	5.43	11,002
Fidelity® VIP Freedom 2025 Portfolio
2011	$6.32	$6.10	53,394
2010	5.53	6.32	99,186
2009	4.30	5.53	97,636
2008	6.62	4.30	60,361
2007	6.07	6.62	44,578
2006	5.44	6.07	39,791
2005	5.00 (05/20/2005)	5.44	6,674

* All Investment Accounts represent Class B units.

13

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® VIP Freedom 2030 Portfolio
2011	$6.17	$5.93	58,422
2010	5.38	6.17	45,952
2009	4.14	5.38	40,149
2008	6.77	4.14	19,131
2007	6.16	6.77	13,276
2006	5.52	6.16	8,605
2005	5.00 (05/20/2005)	5.52	188
Fidelity® VIP Asset ManagerSM Portfolio
2011	$7.60	$7.31	313,648
2010	6.74	7.60	346,374
2009	5.29	6.74	371,358
2008	7.52	5.29	422,457
2007	6.60	7.52	441,651
2006	6.23	6.60	503,712
2005	6.06	6.23	732,122
2004	5.82	6.06	749,297
2003	5.00 (01/01/2003)	5.82	455,118
Fidelity® VIP Contrafund® Portfolio
2011	$9.39	$9.04	1,514,354
2010	8.12	9.39	1,766,652
2009	6.06	8.12	1,930,167
2008	10.68	6.06	2,179,481
2007	9.20	10.68	2,589,952
2006	8.34	9.20	2,785,199
2005	7.23	8.34	2,724,643
2004	6.34	7.23	2,473,556
2003	5.00 (01/01/2003)	6.34	1,715,316
Fidelity® VIP Equity-Income Portfolio
2011	$7.28	$7.25	461,356
2010	6.40	7.28	530,232
2009	4.98	6.40	625,388
2008	8.80	4.98	5,008,462
2007	8.78	8.80	3,731,621
2006	7.40	8.78	3,690,644
2005	7.08	7.40	2,630,907
2004	6.43	7.08	1,814,637
2003	5.00 (01/01/2003)	6.43	479,746
Fidelity® VIP Growth Portfolio
2011	$7.48	$7.39	383,242
2010	6.10	7.48	427,291
2009	4.82	6.10	476,834
2008	9.24	4.82	520,350
2007	7.37	9.24	567,086
2006	6.99	7.37	728,255
2005	6.69	6.99	763,527
2004	6.56	6.69	855,620
2003	5.00 (01/01/2003)	6.56	570,432

* All Investment Accounts represent Class B units.

14

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity® VIP High Income Portfolio
2011	$9.07	$9.32	263,472
2010	8.07	9.07	308,390
2009	5.68	8.07	345,424
2008	7.67	5.68	354,653
2007	7.56	7.67	503,704
2006	6.89	7.56	541,451
2005	6.79	6.89	1,180,621
2004	6.28	6.79	764,742
2003	5.00 (01/01/2003)	6.28	408,600
Fidelity® VIP Index 500 Portfolio
2011	$7.52	$7.57	5,052,900
2010	6.62	7.52	5,963,862
2009	5.30	6.62	6,570,984
2008	8.52	5.30	7,276,004
2007	8.19	8.52	6,592,076
2006	7.17	8.19	5,414,600
2005	6.93	7.17	4,192,621
2004	6.34	6.93	2,753,961
2003	5.00 (01/01/2003)	6.34	1,420,457
Fidelity® VIP MidCap Portfolio
2011	$8.18	$7.19	1,697,328
2010	6.44	8.18	1,876,680
2009	5.00 (05/01/2009)	6.44	2,185,760
Fidelity® VIP Overseas Portfolio
2011	$9.74	$7.96	313,261
2010	8.72	9.74	370,816
2009	6.98	8.72	430,012
2008	12.59	6.98	2,765,591
2007	10.87	12.59	2,894,507
2006	9.33	10.87	3,583,975
2005	7.94	9.33	2,347,254
2004	7.08	7.94	1,535,857
2003	5.00 (01/01/2003)	7.08	51,541
Franklin Small Cap Value Securities Fund
2011	$5.37	$5.11	44,422
2010	4.23	5.37	48,430
2009	3.31	4.23	5,175
2008	5.00 (05/01/2008)	3.31	10,045
Franklin Templeton VIP Founding Funds Allocation Fund
2011	$4.69	$4.57	71,255
2010	4.29	4.69	60,032
2009	3.33	4.29	24,634
2008	5.00 (05/01/2008)	3.33	1,638

* All Investment Accounts represent Class B units.

15

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco V.I. Capital Development
2011	$5.00 (04/28/2011)	$4.09	90,806
Invesco V.I. Dividend Growth
2011	$5.00 (04/28/2011)	$4.57	73,105
Invesco V.I. Dynamics Fund
2011	$9.30	Closed	Closed
2010	7.61	9.30	55,094
2009	5.41	7.61	61,027
2008	10.56	5.41	602,392
2007	9.54	10.56	696,571
2006	8.32	9.54	59,042
2005	7.61	8.32	36,076
2004	6.82	7.61	29,909
2003	5.00 (01/01/2003)	6.82	22,123
Invesco V.I. Core Equity Fund
2011	$6.67	$6.56	1,759
2010	6.18	6.67	1,668
2009	5.00 (05/01/2009)	6.18	576
Invesco Financial Services Fund
2011	$3.47	Closed	Closed
2010	3.19	3.47	100,265
2009	2.53	3.19	77,676
2008	6.33	2.53	115,375
2007	8.24	6.33	76,053
2006	7.17	8.24	69,049
2005	6.86	7.17	55,967
2004	6.40	6.86	41,468
2003	5.00 (01/01/2003)	6.40	3,786
Invesco V.I. Global Health Care Fund
2011	$7.57	$7.77	45,760
2010	7.28	7.57	47,140
2009	5.78	7.28	56,879
2008	8.20	5.78	84,620
2007	7.43	8.20	66,396
2006	7.15	7.43	80,871
2005	6.70	7.15	71,534
2004	6.29	6.70	46,784
2003	5.00 (01/01/2003)	6.29	10,242
Invesco V.I. Global Real Estate Fund
2011	$11.25	$10.38	1,640,604
2010	9.70	11.25	1,889,772
2009	7.47	9.70	2,150,201
2008	13.67	7.47	1,821,289
2007	14.66	13.67	287,652
2006	10.42	14.66	267,266
2005	9.24	10.42	126,895
2004	6.83	9.24	44,278

* All Investment Accounts represent Class B units.

16

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco V.I. High Yield Fund
2011	$7.40	$7.37	1,743,482
2010	6.60	7.40	2,309,418
2009	4.38	6.60	2,527,195
2008	5.97	4.38	2,688,173
2007	5.97	5.97	2,219,014
2006	5.46	5.97	1,501,961
2005	5.39	5.46	118,133
2004	6.45	5.39	78,992
2003	5.00 (01/01/2003)	6.45	58,103
Invesco V.I. International Growth Fund
2011	$7.34	$6.74	3,440,332
2010	6.60	7.34	3,411,729
Invesco V.I. Utilities Fund
2011	$9.56	$10.99	144,552
2010	9.11	9.56	167,807
2009	8.03	9.11	199,293
2008	12.03	8.03	301,318
2007	10.10	12.03	347,966
2006	8.16	10.10	338,949
2005	7.07	8.16	316,012
2004	5.81	7.07	207,881
2003	5.00 (01/01/2003)	5.81	168,798
Janus Aspen Flexible Bond Portfolio
2011	$7.35	$7.75	9,965,511
2010	6.90	7.35	10,745,327
2009	6.17	6.90	10,748,249
2008	5.90	6.17	15,904,195
2007	5.58	5.90	13,967,365
2006	5.43	5.58	5,701,650
2005	5.39	5.43	3,364,685
2004	5.25	5.39	2,528,720
2003	5.00 (01/01/2003)	5.25	1,460,100
Janus Aspen Forty Portfolio
2011	$4.14	$3.81	82,841
2010	3.93	4.14	77,631
2009	2.72	3.93	99,684
2008	5.00 (05/01/2008)	2.72	43,223
Janus Aspen Overseas Portfolio
2011	$8.81	$5.88	55,598
2010	7.14	8.81	53,989
2009	5.00 (05/01/2009)	7.14	7,526
Janus Aspen Perkins Mid Cap Value
2011	$6.94	$6.64	23,480
2010	6.09	6.94	22,822
2009	5.00 (05/01/2009)	6.09	6,283

* All Investment Accounts represent Class B units.

17

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Aspen Worldwide Portfolio
2011	$7.09	$6.04	506,154
2010	6.20	7.09	600,987
2009	4.56	6.20	645,234
2008	8.35	4.56	773,970
2007	7.72	8.35	892,138
2006	6.61	7.72	956,009
2005	6.33	6.61	1,010,625
2004	6.12	6.33	1,022,487
2003	5.00 (01/01/2003)	6.12	861,225
Neuberger Berman AMT Mid Cap Growth Portfolio
2011	$8.01	$7.93	40,195
2010	6.30	8.01	15,461
2009	5.00 (05/01/2009)	6.30	141
Neuberger Berman AMT Regency Portfolio
2011	$9.40	$8.67	103,960
2010	7.54	9.40	127,279
2009	5.21	7.54	149,256
2008	9.75	5.21	151,959
2007	9.56	9.75	200,316
2006	8.72	9.56	986,858
2005	7.88	8.72	1,203,741
2004	6.34	7.88	350,263
2003	5.00 (05/01/2003)	6.34	0
Neuberger Berman AMT Short Duration Bond Portfolio
2011	$5.27	$5.22	204,932
2010	5.07	5.27	218,374
2009	4.53	5.07	229,666
2008	5.30	4.53	254,065
2007	5.13	5.30	8,974,984
2006	4.99	5.13	9,366,289
2005	4.98	4.99	6,125,756
2004	5.01	4.98	1,471,996
2003	5.00 (05/01/2003)	5.01	3,173
Neuberger Berman Small Cap Growth Portfolio
2011	$6.18	$6.03	44,411
2010	5.23	6.18	54,894
2009	4.32	5.23	65,936
2008	7.23	4.32	69,416
2007	7.28	7.23	99,461
2006	7.01	7.28	135,153
2005	6.90	7.01	119,134
2004	6.25	6.90	288,683
2003	5.00 (05/01/2003)	6.25	21,247
Pioneer Emerging Markets VCT Portfolio
2011	$4.38	$3.31	2,108,860
2010	3.83	4.38	2,327,304
2009	2.22	3.83	2,564,812
2008	5.00 (05/01/2008)	2.22	2,139,371

* All Investment Accounts represent Class B units.

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CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Equity Income VCT Portfolio
2011	$7.18	$7.50	7,552
2010	6.10	7.18	2,029
2009	5.00 (05/01/2009)	6.10	1,702
Pioneer Fund VCT Portfolio
2011	$7.52	$7.10	6,532,165
2010	6.56	7.52	7,134,256
2009	5.31	6.56	7,612,387
2008	8.19	5.31	6,348,954
2007	7.90	8.19	4,720,939
2006	6.86	7.90	140,177
2005	6.55	6.86	137,919
2004	6.16	6.55	139,714
2003	5.00 (01/01/2003)	6.16	104,253
Pioneer Growth Opportunities VCT Portfolio
2011	$9.57	$9.23	161,642
2010	8.06	9.57	198,480
2009	5.65	8.06	257,494
2008	8.87	5.65	314,555
2007	9.35	8.87	429,092
2006	8.97	9.35	540,159
2005	8.52	8.97	541,999
2004	7.05	8.52	526,938
2003	5.00 (01/01/2003)	7.05	414,977
Royce Small-Cap Portfolio
2011	$5.58	$5.33	104,733
2010	4.69	5.58	76,697
2009	3.51	4.69	23,868
2008	5.00 (05/01/2008)	3.51	16,329
T. Rowe Price Blue Chip Growth Portfolio
2011	$6.21	$6.22	3,048,982
2010	5.41	6.21	3,236,979
2009	3.85	5.41	3,462,915
2008	6.79	3.85	94,210
2007	6.10	6.79	112,305
2006	5.64	6.10	61,867
2005	5.00 (04/20/2005)	5.64	17,400
T. Rowe Price Equity Income Portfolio
2011	$7.66	$7.51	1,075,304
2010	6.75	7.66	1,207,389
2009	5.44	6.75	1,383,567
2008	8.63	5.44	1,569,415
2007	8.46	8.63	1,974,573
2006	7.21	8.46	3,692,741
2005	7.03	7.21	3,038,419
2004	6.19	7.03	1,884,583
2003	5.00 (01/01/2003)	6.19	1,346,603

* All Investment Accounts represent Class B units.

19

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Limited-Term Bond Portfolio
2011	$6.02	$6.04	8,238,909
2010	5.91	6.02	8,471,444
2009	5.53	5.91	7,801,371
2008	5.52	5.53	9,120,643
2007	5.30	5.52	898,970
2006	5.16	5.30	1,043,543
2005	5.14	5.16	1,139,564
2004	5.15	5.14	2,113,637
2003	5.00 (01/01/2003)	5.15	1,169,471
T. Rowe Price Mid-Cap Growth Portfolio
2011	$11.93	$11.62	491,635
2010	9.43	11.93	595,465
2009	6.56	9.43	744,041
2008	11.03	6.56	898,142
2007	9.51	11.03	1,085,576
2006	9.04	9.51	1,337,181
2005	7.98	9.04	1,436,830
2004	6.83	7.98	1,549,178
2003	5.00 (01/01/2003)	6.83	1,120,817
Templeton Foreign Securities Fund
2011	$7.27	$6.42	4,135,712
2010	6.80	7.27	4,249,225
2009	5.00 (05/01/2009)	6.80	4,274,645
Templeton Global Bond Securities Fund
2011	$6.67	$6.54	326,381
2010	5.89	6.67	233,052
2009	5.01	5.89	117,875
2008	5.00 (05/01/2008)	5.01	53,375
The Timothy Plan® Conservative Growth Portfolio
2011	$5.94	$5.98	5,499,054
2010	5.35	5.94	6,512,534
2009	4.42	5.35	7,144,621
2008	6.26	4.42	6,447,495
2007	5.83	6.26	4,921,446
2006	5.42	5.83	3,400,019
2005	5.00 (04/20/2005)	5.42	1,252,218
The Timothy Plan® Strategic Growth Portfolio
2011	$5.75	$5.47	3,011,636
2010	5.05	5.75	2,600,695
2009	3.95	5.05	2,883,638
2008	6.62	3.95	2,729,028
2007	6.09	6.62	1,716,117
2006	5.62	6.09	848,212
2005	5.00 (04/20/2005)	5.62	151,242

* All Investment Accounts represent Class B units.

20

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account*	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard® VIF Diversified Value Portfolio
2011	$4.62	$4.74	3,051,603
2010	4.28	4.62	3,494,340
2009	3.41	4.28	3,689,810
2008	5.00 (05/01/2008)	3.41	678
Vanguard® VIF Mid-Cap Index Portfolio
2011	$6.81	$6.59	2,644,768
2010	5.50	6.81	2,712,153
2009	3.97	5.50	3,114,274
2008	6.92	3.97	3,960,432
2007	6.60	6.92	2,616,306
2006	5.88	6.60	1,495,129
2005	5.00 (04/20/2005)	5.88	53,564
Vanguard® VIF Small Company Growth Portfolio
2011	$7.03	$7.03	111,909
2010	5.40	7.03	104,162
2009	3.93	5.40	106,783
2008	6.57	3.93	96,004
2007	6.42	6.57	1,943,362
2006	5.90	6.42	70,417
2005	5.00 (04/20/2005)	5.90	10,708
Vanguard® VIF Total Bond Market Index Portfolio
2011	$6.25	$6.64	3,550,952
2010	5.94	6.25	3,460,843
2009	5.68	5.94	3,245,474
2008	5.47	5.68	488,288
2007	5.18	5.47	257,086
2006	5.03	5.18	77,050
2005	5.00 (04/20/2005)	5.03	11,173

* All Investment Accounts represent Class B units.

21

INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

American United Life Insurance Company®

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2011, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $25,970.8 million and had equity of $2,121.6 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.

Variable Account

AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the Funds. Premiums may be allocated to one or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

The Funds

Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of AIM Variable Insurance Funds, Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century® Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity® Variable Insurance Products Freedom Funds, Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, , Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan® and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

Revenue AUL Receives

Under the agreements referred to in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative,

22

marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees & Other Fees. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the funds, ranging from zero basis points until a certain level of fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

Administrative, Marketing and Support Service Fees ("Support Fees"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their indirect investment in the underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Fund	Objective
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio	Seeks long-term capital appreciation.

AllianceBernstein VPS International Growth Portfolio	Seeks long-term capital growth.

AllianceBernstein VPS International Value Portfolio	Seeks long-term capital growth.

AllianceBernstein VPS Small/Mid Cap Value Portfolio	Seeks long-term growth of capital.

American Century® VP Income & Growth Fund	Seeks capital growth and income as a secondary objective.

American Century® VP International Fund	Seeks capital growth.

American Century® VP Mid Cap Value Fund	Seeks long-term capital growth and seeks income as a secondary objective.

American Century® VP Ultra® Fund	Seeks long-term capital growth.

American Century® VP VistaSM Fund	Seeks long-term capital growth.

Calvert VP SRI Mid Cap Growth Portfolio	Seeks long-term capital appreciation.

Columbia Variable Portfolio – Short Duration US Government Fund	Seeks high level of current income and safety of principal.

23

Fund	Objective
Columbia Variable Portfolio – Small Cap Value Fund	Seeks long-term capital appreciation.

Dreyfus Investment Portfolios, Small-Cap Stock Index Portfolio	Seeks to match the performance of the S&P Small Cap 600® Index.

Dreyfus Investment Portfolios, Technology Growth Portfolio	Seeks capital appreciation.

Dreyfus Variable Investment Portfolio, Appreciation Portfolio	Seeks long-term capital growth and seeks current income as a secondary objective.

Fidelity® VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation.

Fidelity® VIP Freedom 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity® VIP Asset ManagerSM Portfolio	Seeks to obtain high total return.

Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income.

Fidelity® VIP Growth Portfolio	Seeks capital appreciation.

Fidelity® VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.

Fidelity® VIP Index 500 Portfolio	Seeks t results that correspond to the total return of common stocks that comprise the by the S&P 500® Index.

Fidelity® VIP Mid-Cap Portfolio	Seeks long-term growth of capital.

Fidelity® VIP Overseas Portfolio	Seeks long-term capital appreciation.

Franklin Small -Cap Value Securities Fund	Seeks long-term total return.

Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation and income as a secondary objective.

Invesco Van Kampen V.I. Mid Cap Growth Fund (Formerly Invesco V.I. Capital Development Fund)	Seeks long-term growth of capital.

Invesco V.I. Core Equity Fund	Seeks growth of capital.

Invesco V.I. Diversified Dividend Growth Fund (Formerly Invesco V.I. Dividend Growth Fund)	Seeks current income and long-term growth of income and capital.

Invesco V.I. Global Health Care Fund	Seeks long-term capital growth.

Invesco V.I. Global Real Estate Fund	Seeks high total return.

Invesco V.I. High Yield Fund	Seeks a high level of current income.

Invesco V.I. International Growth Fund	Seeks long-term capital growth.

Invesco V.I. Utilities Fund	Seeks capital growth and current income.

Janus Aspen Series Flexible Bond Portfolio	Seeks to obtain maximum total return.

Janus Aspen Forty Portfolio	Seeks long-term growth of capital.

Janus Aspen Overseas Portfolio	Seeks long-term capital growth

Janus Aspen Perkins Mid Cap Value Portfolio	Seeks capital appreciation.

Janus Aspen Worldwide Portfolio	Seeks long-term capital growth.

Neuberger Berman AMT Mid Cap Growth Portfolio	Seeks growth of capital.

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Fund	Objective
Neuberger Berman AMT Regency Portfolio	Seeks growth of capital.

Neuberger Berman AMT Short Duration Bond Portfolio	Seeks highest available income and total return as a secondary objective.

Neuberger Berman Small Cap Growth Portfolio	Seeks long-term capital growth.

OneAmerica Asset Director Portfolio	Seeks to provide high total return.

OneAmerica Investment Grade Bond Portfolio	Seeks a high level of income and capital appreciation as a secondary objective.

OneAmerica Money Market Portfolio	Seeks to provide a level of current income.

OneAmerica Value Portfolio	Seeks long-term capital appreciation and current investment income as a secondary objective.

Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital.

Pioneer Equity Income VCT Portfolio	Seeks current income and long-term growth of capital.

Pioneer Fund VCT Portfolio	Seeks reasonable income and capital growth.

Pioneer Growth Opportunities VCT Portfolio	Seeks capital growth.

Royce Small-Cap Portfolio	Seeks long-term capital growth.

T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term growth and seeks income as a secondary objective.

T. Rowe Price Equity Income Portfolio	Seeks high current income and long-term capital growth.

T. Rowe Price Limited-Term Bond Portfolio	Seeks high level of current income.

Templeton Foreign Securities Fund	Seeks long-term growth.

Templeton Global Bond Securities Fund	Seeks high current income

The Timothy Plan® Conservative Growth Portfolio	Seeks long-term capital growth.

The Timothy Plan® Strategic Growth Portfolio	Seeks long-term capital growth.

Vanguard® VIF Diversified Value Portfolio	Seeks long-term capital appreciation and income.

Vanguard® VIF Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Vanguard® VIF Small Company Growth Portfolio	Seeks long term capital appreciation.

Vanguard® VIF Total Bond Market Index Portfolio	Seeks to track the performance of a broad, market-weighted bond index.

THE CONTRACTS

General

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and (4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

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PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD

Application for a Contract

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

Premiums Under the Contracts

Premium payments under the Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums may vary in amount and frequency, but each Premium payment must be at least $100 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000.

Premiums may not total more than $1 million in each of the first two (2) Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-Qualified Contracts or $30,000 for Qualified Contracts, unless otherwise agreed to by AUL.

If the minimum Premium amounts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at the Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office. AUL reserves the right to reject Premium for any reason, subject to AUL's standards and guidelines.

Right to Examine Period

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement accounts , created under 408 and 408(a) plans, (if returned within seven (7) days of receipt).

Allocation of Premiums

At the time the Owner purchases the Contract, the Owner specifies the percentage of a Premium to be allocated to the Investment Accounts and to the Fixed Account. The sum of the allocations must equal 100 percent , with at least 1 percent of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Corporate Office. The change will apply to the Premium payments received with or after receipt of the notice.

The initial Premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with the allocation instructions on the date AUL receives the Premium at the Corporate Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which AUL receives the Premium at the Corporate Office.

In those states that require the refund of the greater of Premiums paid or Account Value, AUL generally allocates all Premiums received (as well as any Credit applied) to AUL's General Account prior to the end of the Right to Examine Period. We will credit interest daily on Premiums so allocated. However, AUL reserves the right to allocate Premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the Right to Examine Period. At the end of the Right to Examine Period, AUL transfers the Net Premium and interest to the Fixed Account and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the Right to Examine Period solely as it applies to this transfer, AUL assumes that receipt of the Contract occurs five (5) calendar days after the Contract Date.

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Transfers of Account Value

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at the Corporate Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value. Amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. However, AUL may charge $25.00 for each transfer in excess of twenty-four (24) in any Contract Year. AUL reserves the right, however, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures. Transfers into some investment accounts could result in termination of certain riders.

Abusive Trading Practices

Late Trading

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its Portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

Market Timing

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, the Owner's trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Owners consistently.

If it is determined that the Owner's trading activity violates any Fund's trading policy, then the Owner shall be notified of restrictions on their account. The Owner's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Fund. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

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Dollar Cost Averaging Program

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the DCA Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of dollar cost averaging over a six (6) month period.

Month	Transfer Amount	Unit Value	Units Purchased
1	$1,000	$20	50
2	$1,000	$25	40
3	$1,000	$30	33.333
4	$1,000	$40	25
5	$1,000	$35	28.571
6	$1,000	$30	33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers six (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

Under the DCA Program, the Owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program, whichever occurs first. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the MMIA.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to the Fixed Account are not permitted under the DCA Program. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer.

AUL offers the DCA Program to Contract Owners at no charge and AUL reserves the right to temporarily discontinue, terminate, or change the DCA Program at any time. Transfers under the DCA Program will not count toward the twenty-four (24) free transfers granted to each Contract per year. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the DCA Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the DCA Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at the Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.

Portfolio Rebalancing Program

The Owner may elect to automatically adjust the Owner's Investment Account balances to be consistent with the allocation most recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the free transfers permitted each Contract Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at any time. Portfolio rebalancing will terminate when the Owner requests any transfer or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

AUL does not currently charge for the Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.

Portfolio Optimization Program

The Program

Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For the Owner's variable Annuity, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of the Program, several asset allocation models ("Portfolio Optimization Models" or "Models") have been

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developed by Ibbotson Associates, which is an independent entity unrelated to AUL, each based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial Premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent Premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated by Ibbotson Associates. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is updated from time to time.

The Portfolio Optimization Models

Up to five (5) asset allocation models may be offered, each comprised of a carefully selected combination of Funds. Development of the Portfolio Optimization models is conducted by Ibbotson Associates. Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

Periodic Updates of the Portfolio Optimization Model and Notices of Updates

Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) by Ibbotson Associates to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, the Owner's Account Value (and subsequent Premiums, if applicable) will be reallocated in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options, in which the Owner is invested, will automatically change and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model.

When the Portfolio Optimization Models are updated, written notice of the updated Models will be sent to the Owner at least thirty (30) days in advance of the date that the updated version of the Model is to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

Selecting a Portfolio Optimization Model

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.

Quarterly Reports

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.

Risks

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and

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their underlying Portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

As advisor to OneAmerica Funds, Inc., AUL monitors performance of the OneAmerica Funds portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model if one or more of the OneAmerica Funds portfolios is a part of one or more Models. All Fund Portfolios are analyzed by the Ibbotson Associates. AUL does not dictate to Ibbotson Associates the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). AUL believes AUL's reliance on the work of Ibbotson Associates to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

The Owner may change the Owner's model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Program at any time.

Contract Owner's Variable Account Value

Accumulation Units

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit; but, the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the OneAmerica Money Market Investment Account was initially set at one dollar and all the other Investment Accounts were initially set at five dollars . Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a) is equal to:

(1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

(2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

(3) a credit or charge with respect to taxes, if any, paid or reserved for AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period, plus the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge and the administrative fee.

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CHARGES AND DEDUCTIONS

Premium Tax Charge

Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.

Withdrawal Charge

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period.

For the first (1st) Contract Year, the Annual Free Withdrawal Amount is equal to 12 percent of total Premiums paid. For all other Contract Years, the Annual Free Withdrawal Amount is equal to 12 percent of Premium payments not previously withdrawn and still within the withdrawal charge period as of the date of the first withdrawal in that Contract Year. Any withdrawals made within a Contract Year reduce the Annual Free Withdrawal Amount available for the remainder of the Contract Year.

When the Owner makes a withdrawal, AUL considers Premium payments that the Owner has not already withdrawn to be withdrawn first, on a First-In, First-Out basis. After all Premium payments have been withdrawn, the remaining balance withdrawn is considered to be earnings and is not subject to a withdrawal charge. This order is solely for the purpose of determining the withdrawal charge and does not apply to federal income tax rules.

Charge as a Percentage of Premium on Withdrawal Exceeding 12% Annual Free Withdrawal Amount

Premium Year	1	2	3	4	5	6	7	8 or more
	7%	6%	5%	4%	3%	2%	1%	0%

Mortality and Expense Risk Charge

AUL deducts a daily charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than the AUL actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

Annual Contract Fee

AUL deducts a maximum annual Contract fee from each Owner's Account Value pro rata based on the Owner's amounts in each account. Refer to the Expense Table for current charges. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account. The purpose of this fee is to reimburse AUL for the expenses associated with the operation of the Variable Account. AUL does not expect to profit from this fee.

Administrative Fee

AUL deducts a daily charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account. Refer to the Expense Table for current charges. This charge is assessed to reimburse AUL for the expenses associated with the administration of the Contracts. AUL may ultimately realize a profit from this charge to the extent it is not needed to address administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

Rider Charges

The addition of any Riders will result in additional charges which will be deducted proportionately from either the Account Value or only the Variable Account Value.

If the Enhanced Death Benefit Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each account to pay for the rider. Refer to the Expense Table for current charges.

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If the Guaranteed Return of Premium Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each account to pay for the rider. Refer to the Expense Table for maximum charges.

If an Extra Credit Premium Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each account to pay for the rider. Refer to the Expense Table for current charges.

If one (1) of the Guaranteed Minimum Withdrawal Benefit Riders is elected, AUL deducts a monthly charge from the Account Value, pro rata based on the Owner's amounts in each account to pay for the rider. Refer to the Expense Table for maximum charges.

The Guaranteed Return of Premium Rider, Lifetime Guaranteed Minimum Withdrawal Benefit Rider and the Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider are not available for contracts applied for on or after February 2, 2009 and riders may not be purchased at the time the contract is issued or at any time after issue for any contracts applied for on or after February 2, 2009.

Other Charges

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. A transfer charge of $25.00 is imposed on all transfers in excess of twenty-four (24) in a Contract Year.

Variations in Charges

AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another Annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

AUL guarantees that the mortality and expense risk charge shall not increase once a Contract has been sold. AUL reserves the right to increase the mortality and expense risk charge on future Contracts. AUL may increase the Annual Contract fee or the Administrative Fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

DISTRIBUTIONS

Cash Withdrawals

During the lifetime of the Annuitant, at any time after the Right to Examine Period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may also take a partial withdrawal or surrender the Annuity during the Annuity Period. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at the Corporate Office. Generally, surrender or withdrawal requests will be paid within seven (7) calendar days.

If AUL receives Proper Notice of a full surrender request, AUL will pay the Cash Value as of the end of the Valuation Period to the Owner.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. AUL reserves the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $100 for systematic withdrawal and $500 for all other withdrawals. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account. A withdrawal will not be effected until Proper Notice is received by AUL at the Corporate Office.

In addition to any withdrawal charges, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or

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withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

Death Proceeds Payment Provisions

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at the Corporate Office.

At the time of application, Contract Owners may select one (1) of two (2) death benefits available under the Contract as listed below (the Enhanced Death Benefit Option Rider may not be available in all states and may not be added later).

If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.

Standard Contractual Death Benefit

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

1)  the Account Value; or

2)  the Adjusted Premiums are the total of all Premiums paid prior to the first withdrawal subject to the adjustments set forth in this Section 2. Adjusted Premiums are increased by Premiums paid after the most recent date the Adjusted Premiums were recalculated due to a withdrawal. Adjusted Premiums are decreased by each withdrawal in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Adjusted Premiums are calculated by multiplying the Adjusted Premiums just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Adjusted Premiums will be reduced by 50 percent.

Enhanced Death Benefit Rider

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

1)  the Account Value;

2)  The Adjusted Premiums are the total of all Premiums paid prior to the first withdrawal subject to the adjustments set forth in this Section 2. Adjusted Premiums are increased by Premiums paid after the most recent date the Adjusted Premiums were recalculated due to a withdrawal. Adjusted Premiums are decreased by each withdrawal in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Adjusted Premiums are calculated by multiplying the Adjusted Premiums just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Adjusted Premiums will be reduced by 50 percent; or

3)  the Greatest Account Value. The Greatest Account Value is the highest Account Value on any Contract Anniversary prior to the Contract Owner's 86th birthday subject to adjustments set forth in this Section 3. The Greatest Account Value is increased by Premiums paid after the Contract Anniversary on which the Greatest Account Value is obtained. The Greatest Account Value is decreased by each withdrawal after that Contract Anniversary in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Greatest Account Value is calculated by multiplying the Greatest Account Value just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Greatest Account Value will be reduced by 50 percent.

Death of the Owner

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving Spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one (1) year of the Contract Owner's death, or the entire amount must be distributed by the fifth (5th) anniversary of the Contract Owner's death. If the Contract is an IRA or qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving Spouse, the surviving Spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's Spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's Spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

Death of the Annuitant

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the

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Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Payments from the Variable Account

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven (7) days from the date Proper Notice is received at the Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."

Annuity Period

General

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an Annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life Annuity or survivorship Annuity option is selected and if the Contract is in its fifth Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable Withdrawal Charge.

The Annuity Date is the date chosen for Annuity payments to begin and such date will be the first day of a calendar month unless otherwise agreed upon by AUL. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by AUL.

Annuitization is irrevocable once a request for annuitization is received in good order, unless a variable payment Annuity with no life contingency is selected.

When the Owner annuitizes, the Owner must choose:

1.  An Annuity payout option, and

2.  Either a fixed payment Annuity, variable payment Annuity, or any available combination.

Contract Owners who select an Income for a Fixed Period Annuity may make partial and full surrenders during the Annuity Period.

A Contract Owner may designate an, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's Spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding Annuity dates and options.

Fixed Payment Annuity

The payment amount under a Fixed Payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the Fixed Payment Annuity table then in effect, after deducting applicable Premium taxes. The Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the Fixed Payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.

Variable Payment Annuity

The first payment amount under a Variable Payment Annuity option is set at the first Valuation Date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table the Owner selects, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

1.  Annuity Units and Payment Amount – The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each Annuity payment. The number of Annuity Units established remains fixed during

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the Annuity payment period. The dollar amount of subsequent Annuity payments is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due.

2.  Assumed Investment Rate – The Assumed Investment Rate (AIR) is the investment rate built into the Variable Payment Annuity table used to determine the Owner's first Annuity payment. The Owner may select an AIR from 3 percent , 4 percent or 5 percent when the Owner annuitizes. A higher AIR means the Owner would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR the Owner chooses, Annuity payments will remain level. If the Owner does not select an AIR, the default AIR will be 3 percent

3.  Value of an Annuity Unit – The value of an Annuity Unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the Variable Payment Annuity table which the Owner selected.

4.  Transfers – During the Annuity Period, transfers between Investment Accounts must be made in writing. AUL reserves the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by AUL.

Payment Options

All or any part of the proceeds paid at death or upon full surrender of the Contract may be paid in one sum or according to one of the following options:

1.  Income for a Fixed Period. Proceeds are payable in monthly installments for a specified number of years, not to exceed twenty (20) years.

2.  Life Annuity. Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

3.  Survivorship Annuity. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract Proceeds may be paid in any other method or frequency of payment acceptable to AUL.

Contract Proceeds payable in one sum will accumulate interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater.

If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may take a partial withdrawal or surrender the Annuity during the Annuity Period.

Selection of an Option

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, the terms of the applicable Qualified Plan should be referenced for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's Spouse and is more than ten (10) years younger than the Annuitant.

THE FIXED ACCOUNT

Summary of the Fixed Account

Premiums designated to accumulate on a fixed basis may be allocated to the Fixed Account which is part of AUL's General Account. The Fixed Account may not be available in all states.The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information

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regarding the Fixed Account. For more information regarding the Fixed Account, see the Contract itself.

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging between 1 percent and 4 percent, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one (1) year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Fixed Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

Withdrawals

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

Transfers

The Contract Owner's Fixed Account Value may be transferred from the Fixed Account to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested. Transfers may result in a charge to the Contract Owner. The maximum amount that may be transferred in any one (1) Contract Year is the lesser of 20 percent of a Contract Owner's Fixed Account Value as of the last Contract Anniversary preceding the request, or the Contract Owner's entire Fixed Account Value if it would be less than $500 after the transfer. Transfers of a Contract Owner's Fixed Account Value will be effected on a last-in first-out basis. For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

Contract Charges

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Value as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account. The monthly Administrative Charge will be deducted from the Variable Account Value only and will not be assessed against the Fixed Account. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account; however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

Any charges or other deductions are made first from the most recent allocations or transfers to the Fixed Account.

Payments from the Fixed Account

Surrenders, cash withdrawals, and transfers from the Fixed Account and payment of Death Proceeds based upon a Contract Owner's Fixed Account Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Value.

MORE ABOUT THE CONTRACTS

Designation and Change of Beneficiary

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective

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as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's Spouse if the Contract Owner is married, unless the Spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the Spouse.

Assignability

A Contract Owner may not assign, transfer, sell, pledge, charge, encumber or in any way alienate a Contract or any rider or benefit that may be included in a Contract.

Proof of Age and Survival

AUL may require proof of age, sex, or survival of any person on whose life Annuity payments depend.

Misstatements

If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

Acceptance of New Premiums

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

Optional Benefits

There are several riders available at the time of application which are described below. Some of these riders are not available in all states or available after issue. These riders carry their own charges which are described in the Expense Table in this Prospectus.

The following riders are not available for contracts applied for on or after February 2, 2009: Guaranteed Return of Premium Rider, Lifetime Guaranteed Minimum Withdrawal Benefit Rider, and the Owner & Spousal Guaranteed Minimum Withdrawal Benefit Rider and may not be purchased at the time the contract is issued or at any time after issue for any contracts applied for on or after February 2, 2009.

Enhanced Death Benefit Rider

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

1)  the Account Value;

2)  Adjusted Premiums. Adjusted Premiums are the total of all Premiums paid prior to the first withdrawal subject to the adjustments set forth in this Section 2. Adjusted Premiums are increased by Premiums paid after the most recent date the Adjusted Premiums were recalculated due to a withdrawal. Adjusted Premiums are decreased by each withdrawal in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Adjusted Premiums are calculated by multiplying the Adjusted Premiums just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Adjusted Premiums will be reduced by 50 percent.

3)  Greatest Account Value. The Greatest Account Value is the highest Account Value on any Contract Anniversary prior to the Contract Owner's 86th birthday subject to adjustments set forth in this Section 3. The Greatest Account Value is increased by Premiums paid after the Contract Anniversary on which the Greatest Account Value is obtained. The Greatest Account Value is decreased by each withdrawal after that Contract Anniversary in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Greatest Account Value is calculated by multiplying the Greatest Account Value just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of The Owner's Account Value, the Greatest Account Value will be reduced by 50 percent .

This rider may be terminated after issue, but only after the seventh (7th) Contract Year.

6% Extra Credit Premium Rider

In some Contracts, the Contract Owner may select the Extra Credit Premium Rider at the time of application. AUL will credit 6 percent of a Premium (the "Credit") to the Contract Value each time the Contract Owner makes a contribution within the first twelve (12) months after the Contract is issued. AUL will allocate Credit amounts among the investment options in the same ratio as Premiums are allocated. AUL will fund the Credit amounts from its General Account assets.

The annual charge for the Extra Credit Premium Rider can be found in the Expense Table. This rider charge will apply until the Credit is totally vested, according to the following vesting schedule.

Contract Year	Vesting Schedule
1	0%
2	4.167%
3	16.67%
4	33.33%
5	50%
6	66.67%
7	83.33%
8	100%

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The Credit is not part of the amount an Owner will receive if he or she returns the Contract pursuant to the terms of the Right to Examine provision. In addition, all or part of the Credit will be recaptured by AUL if the Owner makes a withdrawal in the first seven (7) Contract years, depending upon the vesting schedule above. Regardless of whether or not the Credit is vested, all gains or losses attributable to such Credit are part of the Contract Owner's Account Value and are immediately vested.

The Contract Owner will be worse off for electing the Extra Credit Premium Rider in those situations where the gain on the Credit combined with the Credit itself are less than the charge for the rider over the same period. Conversely, the Contract Owner will be better off in those situations where the gain on the Credit combined with the Credit itself is greater than the charge assessed for the rider over the same period.

The net Fund return that is necessary for the Cash Value at the end of seven (7) years to be equal to the amount of consideration paid into the contract is the break even rate for the rider. The break even rate is 1.49 percent for Contracts with the 6 percent Extra Credit Premium Rider.

AUL expects to make a profit from the Extra Credit Premium Rider charges.

This rider may not be terminated after issue.

Guaranteed Return of Premium Rider

The Guaranteed Return of Premium Rider is not available for contracts applied for on or after February 2, 2009 and may not be purchased at the time the contract is issued or at any time after issue for any contracts applied for on or after February 2, 2009.

For those Contracts which have elected the Guaranteed Return of Premium Rider at the time of application, the following provisions apply. If The Owner's Contract is still in force at the end of the tenth (10th) Contract Anniversary, The Owner's Account Value will be adjusted to be the greater of:

1.  The Account Value at that time, or

2.  The total of all Premiums paid under the Contract, less a proportional adjustment for amounts previously withdrawn.

This rider is only available if certain models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan® Conservative Growth Fund. Any transfer of Account Value to any model not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. AUL reserves the right to eliminate, restrict or change some of these options after issue. If the Owner terminates the Portfolio Optimization Program, or if the Owner transfers amounts from the Timothy portfolios, the rider will be terminated automatically.

Any credit paid is not premium and would, therefore, not be included in the calculation of this benefit. See the Expense Table for the charge for this rider.

This rider may be terminated after issue, but only after the seventh (7th) Contract Year.

Guaranteed Minimum Withdrawal Benefit Riders

AUL offers two (2) Guaranteed Minimum Withdrawal Benefit Riders: the Lifetime Guaranteed Minimum Withdrawal Benefit Rider and the Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider. These Riders guarantee that the Owner may take withdrawals up to a maximum amount per year ("Guaranteed Annual Withdrawal Amount" or "GAWA").

The Lifetime Guaranteed Minimum Withdrawal Benefit Rider and the Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider are not available for contracts applied for on or after February 2, 2009 and may not be purchased at the time the contract is issued or at any time after issue for any contracts applied for on or after February 2, 2009.

If the Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death.

If the Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death and the death of the Owner's Spouse.

These riders are only available if the Portfolio Optimization Program is chosen or wholly allocated in the Timothy Plan® Conservative Growth Fund or the Timothy Plan® Strategic Growth Fund. Any transfer of Account Value to any model not listed on the Policy Data Page as approved for use with this benefit will terminate the riders. Models listed on the Policy Data Page are subject to change by AUL.

Either of these riders may be added after issue. The effective date of the rider(s) will be the next monthiversary following the receipt of Proper Notice to AUL at the Corporate Office.

General Provisions of Both Riders

With either of the riders, if the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and rider will terminate and the Owner will receive no further benefits.

If one (1) of these riders is effective as of the Contract Date, the initial Benefit Base will be equal to the Premiums on the Contract Date. If the rider is elected after the Contract Date, the initial Benefit Base will be equal to the Account Value on the rider effective date.

Thereafter, the Benefit Base will increase by the dollar amount of any additional Premiums. It will also increase on each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup."

The Benefit Base is reduced on a proportional basis by any withdrawal that exceeds the GAWA.

The Benefit Base can never be more than $5,000,000.

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The initial GAWA is equal to the Benefit Base immediately prior to the Owner's first withdrawal multiplied by the applicable GAWA Percentage. The GAWA represents the maximum amount that can be taken as a partial withdrawal each Contract Year without reducing the GAWA going forward.

After the date of the Owner's first withdrawal, the GAWA may increase due to additional Premiums, by multiplying the new Benefit Base by the applicable GAWA Percentage. The GAWA may also be increased at each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup." The GAWA is reduced for withdrawals in excess of the GAWA on a proportional basis.

Automatic Annual Step-Up

On any Contract Anniversary in which the Account Value is greater than the Benefit Base, an Automatic Annual Step-Up may occur. The Automatic Annual Step-Up will increase the Benefit Base to equal the Account Value on the date of the Step-Up (up to a maximum of $5,000,000). It will also increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on the date that a Step-Up occurs, the charge for the rider selected has changed for new purchasers, the Owner may be subject to the new charge at the time of such Step-Up. The Owner may decline a Step-Up by notifying AUL in writing at least thirty (30) days prior to the Contract Anniversary Date.

If a Step-Up is declined, Automatic Annual Step-Ups will not resume until the Owner notifies AUL in writing that the Owner would like to reinstate the Step-Ups. The Step-Up will resume on the next Contract Anniversary after AUL receives the Contract Owner's request for reinstatement. If the Owner does reinstate the Step-Up and the charge for this rider has changed for new purchasers, the Owner will be subject to the new charge

5% Rollup

On each Contract Anniversary until the earlier of: (a) the date of the Owner's first withdrawal or (b) the tenth (10th) Contract Anniversary following the rider's effective date, the 5 percent Rollup amount will be equal to the initial Benefit Base on the selected rider's effective date, plus any additional Premiums which are received after the selected Rider's effective date, accumulated annually at 5 percent to the Contract Anniversary. On each Contract Anniversary in which the 5 percent Rollup amount is greater than the Benefit Base, AUL will increase the Benefit Base to equal the 5 percent Rollup amount (up to a maximum of $5,000,000) and increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on any Contract Anniversary when the Owner is eligible for the 5 percent Rollup, the Account Value is greater than the 5 percent Rollup amount, AUL will Step-Up the Benefit Base to equal the Account Value and the 5 percent Rollup will not apply. If the Owner chooses to decline the Step-Up (as described above under "Automatic Annual Step-Up"), the 5 percent Rollup will still apply.

The 5 percent Rollup will not be applicable after the earlier of: (a) the date of the Owner's first withdrawal; or (b) the tenth (10th) Contract Anniversary following the rider's effective date.

Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the GAWA for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year. This applies only in relation to the Required Minimum Distribution based on the value of the Contract.

The Owner must allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models in order to elect and maintain one of these riders.

The charge for the selected rider is shown on the Rider Specifications Page. The charge will be assessed monthly against the greater of the Account Value or the Benefit Base. If a Step-Up occurs, the charge may be increased, but not above the charge then applicable to new purchasers. If, at the time of a Step-Up, AUL is no longer issuing these riders, the charge may be increased, but not above the maximum charge for the selected rider.

If the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and the rider will terminate and no further benefits will due under either.

AUL reserves the right to aggregate all OneAmerica partner company contracts with this benefit.

Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider

The Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider is nt available for contracts applied for on or after February 2, 2009 and may not be purchased at the time the contract is issued or at any time after issue for any contracts applied for on or after February 2, 2009.

If the Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider are selected, it is designed to facilitate the continuation of the Owner's rights under this rider by the Owner's Spouse. If the Owner, or first Owner in the case of joint Owners, dies and the Spouse elects to continue the contract, AUL will continue the rider with respect to all benefits. The surviving Spouse will be the Contract Owner and cannot name a new Contract Owner.

If withdrawals under the rider have commenced, the GAWA will remain the same unless reduced due to a withdrawal in excess of the GAWA. If withdrawals under this rider have not commenced, the GAWA Percentage will be based on the attained age of the surviving spouse at the time of the first withdrawal.

For purposes of this rider, the Spouse is identified as the Spouse of the Contract Owner at the time of the first withdrawal. If the Spouse is changed after the first withdrawal, the GAWA Percentage will continue based on the ages at the time of the first withdrawal made under the rider.

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The payment amount in the Contract Year in which the Account Value is reduced to zero is equal to the remaining GAWA not yet withdrawn in that year. In subsequent Contract Years, the payment amount equals the GAWA in effect as of the date that the Account Value is reduced to zero.

Termination

The selected rider will terminate on the earliest of the following conditions:

1.  After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice to terminate the rider. The rider will terminate on the next Contract Anniversary Date following receipt of the written request by AUL;

2.  Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

3.  Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

4.  Full surrender of the contract;

5.  Death of the Contract Owner or the Spouse of the Contract Owner (as defined in this rider) if he/she elects to continue the contract at the original Contract Owner's death; or

6.  Annuitization of the contract.

Lifetime Guaranteed Minimum Withdrawal Benefit Rider

The Lifetime Guaranteed Minimum Withdrawal Benefit Rider is not available for contracts applied for on or after February 2, 2009 and may not be purchased at the time the contract is issued or at any time after issue for any contracts applied for on or after February 2, 2009.

If the Lifetime Guaranteed Minimum Withdrawal Benefit is selected the Owner may be eligible to receive a GAWA until the Owner's Death.

The applicable GAWA Percentage is based on the age of the Contract Owner at the time of the first withdrawal. The applicable GAWA Percentage at the time of the first withdrawal will remain the GAWA Percentage during the remaining life of the rider.

The Benefit Base is reduced on a proportional basis by any withdrawals that exceed the GAWA.

Termination

The selected rider will terminate on the earliest of the following conditions:

1.  After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice that this rider be terminated. The rider will terminate on the next Contract Anniversary following receipt of the written request;

2.  Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

3.  Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

4.  Full Surrender of the Contract;

5.  Death of the Contract Owner; or,

6.  Annuitization of the Contract.

Long Term Care Facility and Terminal Illness Benefit Rider

The Long Term Care Facility and Terminal Illness Benefit Rider ensures that surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous ninety (90) day period to a Long Term Care Facility or a thirty (30) day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the Corporate Office, no surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions. There is no charge for this rider.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").

FEDERAL TAX MATTERS

Introduction

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to

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consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AS AND SHOULD NOT BE CONSIDERED TAX ADVICE. THE OWNER SHOULD CONSULT THE OWNER'S TAX ADVISOR.

Diversification Standards

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a Separate Account may cause the Contract Owner, rather than AUL, to be treated as the Owner of the assets held by the Separate Account.

If the variable Contract Owner is considered the Owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as Annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

Taxation of Annuities in General – Non-Qualified Plans

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."

1. Surrenders or Withdrawals Prior to the Annuity Date

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the Annuity Date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract.

2. Surrenders or Withdrawals on or after the Annuity Date

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.

3. Amounts received as an Annuity

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of Annuity payments to date equals the investment in the Contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from employee benefit plans and 403(b) arrangements.

4. Penalty Tax on Certain Surrenders and Withdrawals

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his Beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

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If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.

Additional Considerations

1. Distribution-at-Death Rules

In order to be treated as an Annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated Beneficiary, must be distributed over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one year after the date of death of the Owner. If the designated Beneficiary is the Spouse of the Owner, the Contract may be continued in the name of the Spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving owner is the deceased Owner's Spouse. The endorsement that allows for joint ownership applies to Spouses only.

2. Gift of Annuity Contracts

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a Spouse. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

3. Contracts Owned by Non-Natural Persons

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includable in gross income for prior taxable years with respect to the Contract) is includable in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an employee benefit plan, and in the case of immediate Annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

4. Multiple Contract Rule

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a withdrawal or dividend, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

Qualified Plans

The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept Beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

1. Individual Retirement Annuities

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be

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purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

3. Corporate Pension and Profit Sharing Plans

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

4. Tax-Deferred Annuities

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On July 26, 2007, the IRS issued final regulations for Tax-Sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) Plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) by December 31, 2009, all 403(b) arrangements must have a written plan, 2) as of September 24, 2007, transfers previously permitted, pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information-sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

5. Deferred Compensation Plans

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions

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received by an employee from a 457 Plan will be taxed as ordinary income.

Qualified Plan Federal Taxation Summary

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than an IRA) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) Programs – Constraints on Withdrawals

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

OTHER INFORMATION

Mixed and Shared Funding

The portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of

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such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

Voting of Shares of the Funds

AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a Contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing accumulation units of the corresponding Investment Account attributable to a Contract by the total accumulation units of all Contracts on a particular date by times shares owned by AUL of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a Contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company Separate Account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

Substitution of Investments

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another Separate Account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company

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under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

Changes to Comply With law and Amendments

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reservation of Rights

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

Periodic Reports

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

Legal Proceedings

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter (or any subsidiary) is a party, or which would materially affect the Variable Account.

Legal Matters

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, the validity of the forms of the Contracts under Indiana law and federal securities and federal income tax laws have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

Financial Statements

Financial Statements of OneAmerica Financial Partners, Inc. as of December 31, 2011 are included in the Statement of Additional Information.

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STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

A Statement of Additional Information may be obtained without charge by calling or writing to AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

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No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
VOYAGE PROTECTOR

Individual Variable Annuity Contracts

Sold By

AMERICAN UNITED
LIFE INSURANCE COMPANY®

Indianapolis, Indiana 46206-7127
(800) 537-6442 – www.oneamerica.com

PROSPECTUS

Dated: May 1, 2012

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This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money.Variable life and variable annuities issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica® Securities, Inc. member of FINRA, SIPC, a wholly-owned subsidiary of AUL.

American United Life Insurance Company®
a ONEAMERICA® company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

© 2012 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

I-20326 5/1/12

STATEMENT OF ADDITIONAL INFORMATION FOR

Voyage Protector – Individual flexible Premium Deferred Variable Annuity

ONEAMERICA® FUNDS, INC.

Products and financial services provided by:

American United Life Insurance Company®

a ONEAMERICA® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (800) 537-6442

 MAY 1, 2012

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE ANNUITY

VOYAGE PROTECTOR

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company(R)

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6442 - www.oneamerica.com

Individual Annuity Service Office Mail Address:

P.O. Box 7127, Indianapolis, Indiana 46282-7127

(800) 537-6442

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Deferred Variable Annuity, Voyager Protector dated May 1, 2012.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) (“AUL”) at the address listed above.

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GENERAL INFORMATION AND HISTORY

For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information.  OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers.  The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts.  The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL.  The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

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Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account.  If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards.  Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments.  For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S.  Treasury and each U.S.  governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus.  The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions.  Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified.  Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in

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disqualification of the Qualified Plan or subject the Annuitant to penalty taxes.  As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith.  Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code.  Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to a 403(b) Program to $17,000 for 2012.  The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $20,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year.  The Section 415(c) limit is the lesser of (a) $50,000, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans).  This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program.  A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income.  An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

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408 AND 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA.  Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service.  Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,000 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of fifty (50) before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,000 limit.  The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $50,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals  from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $17,000, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs.  The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a

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408 Program, or an Employee Benefit Program.  The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a Participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income.  Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income.  Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return.  If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan.  Total Premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $50,000, or (b) 100 percent of a Participant’s annual compensation.  Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section  415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

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Tax Penalty For All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a) the Contract Owner has attained age 59 1/2;

(b) the Contract Owner has died; or

(c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is fifty-five (55) and has separated from service.  Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax.  Certain other exceptions may apply. Consult your tax advisor.

Withholding For Employee Benefit Plans and Tax-Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than ten (10) years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions.  Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2011 and 2010 and the related consolidated statements of operations, changes in shareholder’s equity and comprehensive income and statements of cash flows for the years then ended December 31, 2011, December 31, 2010 and December 31, 2009, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in

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their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2011 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

Financials of the Registrant

The financial statements of the AUL American Individual Variable Annuity as of December 31, 2011 are included in this Statement of Additional Information.

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March 30, 2012

A Message From

The Chairman, President and Chief Executive Officer of
American United Life Insurance Company®

To Participants in AUL American Individual Variable Annuity Unit Trust

It would be an understatement to characterize 2011 as challenging. One only has to look at the magnitude of events that occurred last year on a global basis which had a profound effect on investor mentality and performance. As we started the year, strategists were generally optimistic regarding potential investment returns as a result of the improved economic environment and strong corporate profitability.

But we were quickly inundated by a series of negative events. Uprisings in the Middle East and Northern Africa caused a surge in oil prices which basically acted as a tax on corporations and consumers. In March, Japan was hit by a devastating earthquake that triggered a 30-foot tsunami, which ultimately raised the fear of a nuclear disaster and caused disruptions to the global supply chain. And by midsummer, fear of a double-dip recession in the U.S. began to emerge.

During the third quarter, anxiety surrounding the European debt crisis took center stage as Greece teetered on the brink of default and the contagion began spreading to other core Eurozone countries. Despite repeated summit meetings, investors remained frustrated with the perceived lack of conviction among European political leaders and their inability to craft a viable plan to deal with fiscal and economic policies.

There was also a growing lack of confidence in our own fiscal policymakers as we witnessed a threatened government shutdown in April over spending cuts, a near-default during the summer as Congress wrangled over raising our national debt ceiling, the inability of Congress’ “Super Committee” to agree upon deficit reduction measures, and the year-end dilemma over extending payroll tax cuts and unemployment benefits. This ongoing acrimony led to the first-ever downgrade of the U.S. credit rating by Standard & Poor’s to AA+ from AAA.

Based on the events described, it is not surprising that investment volatility remained elevated during 2011. Despite enduring disheartening swings throughout the year, the S&P 500 ended the year essentially flat on a price basis and advanced only 2.1 percent on a total return basis (including dividends.) Yet despite these lackluster results, this meager return was still attractive relative to most global equity benchmarks.

We experienced interesting dynamics in the fixed income market as well. Despite the unprecedented downgrade of our U.S. credit rating and the mounting European debt crisis, investors tended to adopt a “risk-off” mentality and sought the perceived safety of Treasury securities. As a result, the yield on the 10-year Treasury fell to 1.9% as of December 2011 and provided some of the best returns in global government bond markets. This desire for a safe haven also allowed Treasuries to outperform our domestic credit markets of similar maturities.

As we begin 2012, we find ourselves facing numerous economic headwinds. Unemployment has declined but remains at elevated levels. The possibility of tax increases and cuts in federal discretionary spending is looming on the horizon. The housing market remains extremely weak as households continue to shift from homeownership to rentals. And a slowdown in economic growth in Europe and various emerging markets could dampen our export activity. As a result, we are expecting the U.S. economic recovery to continue into 2012, albeit at a moderate pace.

Based on this continued slow economic environment and comments from the Federal Reserve, there is also a strong possibility that interest rates could remain at historically low levels through 2012. As for investment markets, increased volatility should continue into the New Year with investment performance for various asset classes being extremely dependent on the final outcome in Europe.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

AUL American Individual Variable Annuity Unit Trust

and the Board of Directors of

American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Annuity Unit  Trust (the “Trust”) at December 31, 2011, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 19, 2012

AUL American Individual Variable Annuity Unit Trust

Alger Large Cap Growth I-2 Class - 015544505

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,352,235	$6,578,996	193,697
Receivables: investments sold	—
Payables: investments purchased	(9)
Net assets	$8,352,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,358,912	793,623	$5.49
Band B	3,993,314	496,291	8.05
Total	$8,352,226	1,289,914

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$94,429
Mortality & expense charges	(56,854)
Net investment income (loss)	37,575

Gain (loss) on investments:
Net realized gain (loss)	714,842
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(796,124)
Net gain (loss)	(81,282)

Increase (decrease) in net assets from operations	$(43,707)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$37,575	$16,713
Net realized gain (loss)	714,842	507,030
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(796,124)	664,917

Increase (decrease) in net assets from operations	(43,707)	1,188,660

Contract owner transactions:
Proceeds from units sold	261,048	372,738
Cost of units redeemed	(1,926,954)	(2,086,716)
Account charges	(84,161)	(109,650)
Increase (decrease)	(1,750,067)	(1,823,628)
Net increase (decrease)	(1,793,774)	(634,968)
Net assets, beginning	10,146,000	10,780,968
Net assets, ending	$8,352,226	$10,146,000

Units sold	60,630	75,428
Units redeemed	(338,318)	(397,892)
Net increase (decrease)	(277,688)	(322,464)
Units outstanding, beginning	1,567,602	1,890,066
Units outstanding, ending	1,289,914	1,567,602

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$262,925,508
Cost of units redeemed	(252,471,015)
Account charges	(2,281,985)
Net investment income (loss)	2,895,183
Net realized gain (loss)	(4,488,704)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,773,239
$8,352,226

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.49	794	$4,359	N/A	-0.3%
12/31/2010	5.51	1,003	5,529	N/A	13.4%
12/31/2009	4.86	1,239	6,023	N/A	47.6%
12/31/2008	3.29	1,466	4,829	N/A	-46.2%
12/31/2007	6.12	1,851	11,324	N/A	19.9%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.05	496	$3,993	1.30%	-1.6%
12/31/2010	8.18	564	4,617	1.30%	11.9%
12/31/2009	7.31	651	4,758	1.30%	45.7%
12/31/2008	5.02	740	3,713	1.30%	-46.9%
12/31/2007	9.44	894	8,435	1.30%	18.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	0.7%
2009	0.6%
2008	0.2%
2007	0.4%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Alger Small Cap Growth I-2 Class - 015544406

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,291,407	$11,853,502	428,275
Receivables: investments sold	—
Payables: investments purchased	(1,997)
Net assets	$13,289,410

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,641,380	323,288	$5.08
Band B	11,648,030	1,018,103	11.44
Total	$13,289,410	1,341,391

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(187,098)
Net investment income (loss)	(187,098)

Gain (loss) on investments:
Net realized gain (loss)	133,338
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(489,171)
Net gain (loss)	(355,833)

Increase (decrease) in net assets from operations	$(542,931)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(187,098)	$(203,252)
Net realized gain (loss)	133,338	(505,549)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(489,171)	4,533,646

Increase (decrease) in net assets from operations	(542,931)	3,824,845

Contract owner transactions:
Proceeds from units sold	1,469,767	1,601,288
Cost of units redeemed	(6,489,878)	(4,101,374)
Account charges	(144,068)	(164,648)
Increase (decrease)	(5,164,179)	(2,664,734)
Net increase (decrease)	(5,707,110)	1,160,111
Net assets, beginning	18,996,520	17,836,409
Net assets, ending	$13,289,410	$18,996,520

Units sold	144,451	194,931
Units redeemed	(638,735)	(488,312)
Net increase (decrease)	(494,284)	(293,381)
Units outstanding, beginning	1,835,675	2,129,056
Units outstanding, ending	1,341,391	1,835,675

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,728,066,775
Cost of units redeemed	(1,714,898,566)
Account charges	(1,283,795)
Net investment income (loss)	(1,167,605)
Net realized gain (loss)	721,051
Realized gain distributions	413,645
Net change in unrealized appreciation (depreciation)	1,437,905
$13,289,410

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.08	323	$1,641	N/A	-3.2%
12/31/2010	5.24	443	2,322	N/A	25.3%
12/31/2009	4.19	505	2,112	N/A	45.5%
12/31/2008	2.88	577	1,658	N/A	-46.6%
12/31/2007	5.39	835	4,498	N/A	17.2%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$11.44	1,018	$11,648	1.30%	-4.4%
12/31/2010	11.97	1,393	16,674	1.30%	23.7%
12/31/2009	9.68	1,625	15,725	1.30%	43.6%
12/31/2008	6.74	1,566	10,554	1.30%	-47.3%
12/31/2007	12.79	2,475	31,648	1.30%	15.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

AllianceBernstein VPS International Growth A Class - 018792820

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,529	$152,780	9,052
Receivables: investments sold	—
Payables: investments purchased	(4)
Net assets	$136,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$7,987	2,269	$3.52
Band B	128,538	38,298	3.36
Total	$136,525	40,567

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$5,701
Mortality & expense charges	(2,104)
Net investment income (loss)	3,597

Gain (loss) on investments:
Net realized gain (loss)	13,493
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(48,970)
Net gain (loss)	(35,477)

Increase (decrease) in net assets from operations	$(31,880)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,597	$1,064
Net realized gain (loss)	13,493	4,749
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(48,970)	17,327

Increase (decrease) in net assets from operations	(31,880)	23,140

Contract owner transactions:
Proceeds from units sold	48,578	93,985
Cost of units redeemed	(79,661)	(15,663)
Account charges	(1,065)	(954)
Increase (decrease)	(32,148)	77,368
Net increase (decrease)	(64,028)	100,508
Net assets, beginning	200,553	100,045
Net assets, ending	$136,525	$200,553

Units sold	12,195	26,462
Units redeemed	(20,958)	(4,538)
Net increase (decrease)	(8,763)	21,924
Units outstanding, beginning	49,330	27,406
Units outstanding, ending	40,567	49,330

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$230,932
Cost of units redeemed	(99,696)
Account charges	(2,503)
Net investment income (loss)	6,153
Net realized gain (loss)	17,890
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(16,251)
$136,525

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$3.52	2	$8	N/A	-15.9%
12/31/2010	4.18	9	36	N/A	12.9%
12/31/2009	3.71	8	31	N/A	39.6%
12/31/2008	2.65	1	4	N/A	-46.9%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$3.36	38	$129	1.30%	-16.9%
12/31/2010	4.04	41	165	1.30%	11.4%
12/31/2009	3.63	19	69	1.30%	37.8%
12/31/2008	2.63	1	3	1.30%	-47.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.4%
2010	1.7%
2009	3.7%
2008	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

AllianceBernstein VPS International Value A Class - 018792556

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$142,672	$184,350	12,405
Receivables: investments sold	—
Payables: investments purchased	(4)
Net assets	$142,668

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$10,856	3,935	$2.76
Band B	131,812	50,115	2.63
Total	$142,668	54,050

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$127,016
Mortality & expense charges	(60,708)
Net investment income (loss)	66,308

Gain (loss) on investments:
Net realized gain (loss)	(1,394,473)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,049,138
Net gain (loss)	(345,335)

Increase (decrease) in net assets from operations	$(279,027)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$66,308	$185,154
Net realized gain (loss)	(1,394,473)	(513,964)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	1,049,138	735,218

Increase (decrease) in net assets from operations	(279,027)	406,408

Contract owner transactions:
Proceeds from units sold	523,967	1,777,115
Cost of units redeemed	(10,130,875)	(1,406,057)
Account charges	(42,559)	(85,797)
Increase (decrease)	(9,649,467)	285,261
Net increase (decrease)	(9,928,494)	691,669
Net assets, beginning	10,071,162	9,379,493
Net assets, ending	$142,668	$10,071,162

Units sold	181,410	663,996
Units redeemed	(3,177,116)	(547,485)
Net increase (decrease)	(2,995,706)	116,511
Units outstanding, beginning	3,049,756	2,933,245
Units outstanding, ending	54,050	3,049,756

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$34,061,393
Cost of units redeemed	(24,379,656)
Account charges	(338,150)
Net investment income (loss)	87,492
Net realized gain (loss)	(9,246,733)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(41,678)
$142,668

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$2.76	4	$11	N/A	-19.3%
12/31/2010	3.42	64	218	N/A	4.6%
12/31/2009	3.27	60	197	N/A	34.7%
12/31/2008	2.43	147	357	N/A	-51.5%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$2.63	50	$132	1.30%	-20.3%
12/31/2010	3.30	2,986	9,853	1.30%	3.2%
12/31/2009	3.20	2,873	9,182	1.30%	32.9%
12/31/2008	2.40	6,049	14,544	1.30%	-51.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.5%
2010	3.1%
2009	0.9%
2008	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

AllianceBernstein VPS Small/Mid Cap Value A Class - 018792531

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,297,078	$10,657,290	795,266
Receivables: investments sold	—
Payables: investments purchased	(2,252)
Net assets	$12,294,826

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$453,517	85,332	$5.31
Band B	11,841,309	2,336,914	5.07
Total	$12,294,826	2,422,246

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$68,269
Mortality & expense charges	(173,282)
Net investment income (loss)	(105,013)

Gain (loss) on investments:
Net realized gain (loss)	164,727
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,424,476)
Net gain (loss)	(1,259,749)

Increase (decrease) in net assets from operations	$(1,364,762)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(105,013)	$(114,981)
Net realized gain (loss)	164,727	(120,039)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,424,476)	3,513,160

Increase (decrease) in net assets from operations	(1,364,762)	3,278,140

Contract owner transactions:
Proceeds from units sold	1,760,985	1,968,073
Cost of units redeemed	(3,067,282)	(4,660,796)
Account charges	(123,991)	(135,674)
Increase (decrease)	(1,430,288)	(2,828,397)
Net increase (decrease)	(2,795,050)	449,743
Net assets, beginning	15,089,876	14,640,133
Net assets, ending	$12,294,826	$15,089,876

Units sold	341,500	437,802
Units redeemed	(609,065)	(1,019,413)
Net increase (decrease)	(267,565)	(581,611)
Units outstanding, beginning	2,689,811	3,271,422
Units outstanding, ending	2,422,246	2,689,811

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$22,165,535
Cost of units redeemed	(10,759,587)
Account charges	(427,971)
Net investment income (loss)	(322,890)
Net realized gain (loss)	(458,676)
Realized gain distributions	458,627
Net change in unrealized appreciation (depreciation)	1,639,788
$12,294,826

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.31	85	$454	N/A	-8.4%
12/31/2010	5.80	90	520	N/A	26.9%
12/31/2009	4.57	70	319	N/A	42.9%
12/31/2008	3.20	72	231	N/A	-36.0%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.07	2,337	$11,841	1.30%	-9.6%
12/31/2010	5.60	2,600	14,570	1.30%	25.3%
12/31/2009	4.47	3,202	14,321	1.30%	41.0%
12/31/2008	3.17	2,901	9,202	1.30%	-36.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.5%
2010	0.5%
2009	1.0%
2008	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

American Century VP Income & Growth I Class - 024936601

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,759,430	$2,857,814	449,391
Receivables: investments sold	—
Payables: investments purchased	(163)
Net assets	$2,759,267

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,137,182	189,380	$6.00
Band B	1,622,085	224,094	7.24
Total	$2,759,267	413,474

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$45,690
Mortality & expense charges	(22,400)
Net investment income (loss)	23,290

Gain (loss) on investments:
Net realized gain (loss)	(128,442)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	173,887
Net gain (loss)	45,445

Increase (decrease) in net assets from operations	$68,735

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,290	$22,760
Net realized gain (loss)	(128,442)	(184,914)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	173,887	541,433

Increase (decrease) in net assets from operations	68,735	379,279

Contract owner transactions:
Proceeds from units sold	202,175	169,026
Cost of units redeemed	(632,699)	(665,939)
Account charges	(22,201)	(28,339)
Increase (decrease)	(452,725)	(525,252)
Net increase (decrease)	(383,990)	(145,973)
Net assets, beginning	3,143,257	3,289,230
Net assets, ending	$2,759,267	$3,143,257

Units sold	30,117	29,237
Units redeemed	(101,805)	(119,086)
Net increase (decrease)	(71,688)	(89,849)
Units outstanding, beginning	485,162	575,011
Units outstanding, ending	413,474	485,162

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$67,045,473
Cost of units redeemed	(69,654,394)
Account charges	(1,270,876)
Net investment income (loss)	1,260,804
Net realized gain (loss)	2,940,132
Realized gain distributions	2,536,512
Net change in unrealized appreciation (depreciation)	(98,384)
$2,759,267

* Date of Fund Inception into Variable Account: 1/1/2003

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.00	189	$1,137	N/A	3.1%
12/31/2010	5.82	238	1,388	N/A	14.1%
12/31/2009	5.10	281	1,434	N/A	18.1%
12/31/2008	4.32	350	1,513	N/A	-34.6%
12/31/2007	6.60	527	3,479	N/A	0.1%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.24	224	$1,622	1.30%	1.8%
12/31/2010	7.11	247	1,755	1.30%	12.7%
12/31/2009	6.31	294	1,855	1.30%	16.6%
12/31/2008	5.41	392	2,121	1.30%	-35.4%
12/31/2007	8.39	2,521	21,145	1.30%	-1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.4%
2009	4.6%
2008	3.0%
2007	2.5%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

American Century VP International Investor Class - 024936205

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,093,056	$6,848,038	820,002
Receivables: investments sold	—
Payables: investments purchased	(435)
Net assets	$6,092,621

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,042,408	162,884	$6.40
Band B	5,050,213	645,328	7.83
Total	$6,092,621	808,212

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$108,643
Mortality & expense charges	(79,959)
Net investment income (loss)	28,684

Gain (loss) on investments:
Net realized gain (loss)	(294,856)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(648,247)
Net gain (loss)	(943,103)

Increase (decrease) in net assets from operations	$(914,419)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,684	$97,159
Net realized gain (loss)	(294,856)	(392,134)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(648,247)	1,201,285

Increase (decrease) in net assets from operations	(914,419)	906,310

Contract owner transactions:
Proceeds from units sold	557,172	804,495
Cost of units redeemed	(1,832,377)	(1,370,669)
Account charges	(59,566)	(65,399)
Increase (decrease)	(1,334,771)	(631,573)
Net increase (decrease)	(2,249,190)	274,737
Net assets, beginning	8,341,811	8,067,074
Net assets, ending	$6,092,621	$8,341,811

Units sold	68,024	119,162
Units redeemed	(223,748)	(204,382)
Net increase (decrease)	(155,724)	(85,220)
Units outstanding, beginning	963,936	1,049,156
Units outstanding, ending	808,212	963,936

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$145,895,211
Cost of units redeemed	(139,024,972)
Account charges	(1,245,480)
Net investment income (loss)	181,838
Net realized gain (loss)	(3,804,976)
Realized gain distributions	4,845,982
Net change in unrealized appreciation (depreciation)	(754,982)
$6,092,621

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.40	163	$1,042	N/A	-12.0%
12/31/2010	7.28	199	1,451	N/A	13.3%
12/31/2009	6.42	238	1,526	N/A	33.8%
12/31/2008	4.80	346	1,660	N/A	-44.8%
12/31/2007	8.70	517	4,495	N/A	18.1%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.83	645	$5,050	1.30%	-13.2%
12/31/2010	9.01	764	6,891	1.30%	11.8%
12/31/2009	8.06	812	6,542	1.30%	32.0%
12/31/2008	6.10	1,818	11,098	1.30%	-45.5%
12/31/2007	11.21	4,999	56,034	1.30%	16.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	2.2%
2009	2.7%
2008	1.1%
2007	0.4%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

American Century VP Mid Cap Value Fund - 024936734

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$173,825	$177,321	12,871
Receivables: investments sold	—
Payables: investments purchased	(54)
Net assets	$173,771

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$65,312	8,408	$7.77
Band B	108,459	14,455	7.50
Total	$173,771	22,863

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,221
Mortality & expense charges	(1,385)
Net investment income (loss)	836

Gain (loss) on investments:
Net realized gain (loss)	5,854
Realized gain distributions	4,499
Net change in unrealized appreciation (depreciation)	(17,987)
Net gain (loss)	(7,634)

Increase (decrease) in net assets from operations	$(6,798)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$836	$1,449
Net realized gain (loss)	5,854	1,283
Realized gain distributions	4,499	—
Net change in unrealized appreciation (depreciation)	(17,987)	13,197

Increase (decrease) in net assets from operations	(6,798)	15,929

Contract owner transactions:
Proceeds from units sold	121,621	97,527
Cost of units redeemed	(64,398)	(14,344)
Account charges	(1,571)	(683)
Increase (decrease)	55,652	82,500
Net increase (decrease)	48,854	98,429
Net assets, beginning	124,917	26,488
Net assets, ending	$173,771	$124,917

Units sold	15,681	14,245
Units redeemed	(8,971)	(2,147)
Net increase (decrease)	6,710	12,098
Units outstanding, beginning	16,153	4,055
Units outstanding, ending	22,863	16,153

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$252,287
Cost of units redeemed	(86,991)
Account charges	(2,281)
Net investment income (loss)	2,331
Net realized gain (loss)	7,422
Realized gain distributions	4,499
Net change in unrealized appreciation (depreciation)	(3,496)
$173,771

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.77	8	$65	N/A	-0.8%
12/31/2010	7.83	7	51	N/A	19.0%
12/31/2009	6.58	0	2	N/A	31.7%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.50	14	$108	1.30%	-2.1%
12/31/2010	7.67	10	74	1.30%	17.4%
12/31/2009	6.53	4	24	1.30%	30.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	2.8%
2009	0.9%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

American Century VP Ultra I Class - 024936882

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$311,617	$274,756	32,868
Receivables: investments sold	—
Payables: investments purchased	(15)
Net assets	$311,602

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$29,978	5,008	$5.99
Band B	281,624	51,310	5.49
Total	$311,602	56,318

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(3,388)
Net investment income (loss)	(3,388)

Gain (loss) on investments:
Net realized gain (loss)	11,826
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(13,915)
Net gain (loss)	(2,089)

Increase (decrease) in net assets from operations	$(5,477)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,388)	$(1,244)
Net realized gain (loss)	11,826	(9,941)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(13,915)	42,349

Increase (decrease) in net assets from operations	(5,477)	31,164

Contract owner transactions:
Proceeds from units sold	145,298	82,687
Cost of units redeemed	(54,538)	(57,244)
Account charges	(2,246)	(1,457)
Increase (decrease)	88,514	23,986
Net increase (decrease)	83,037	55,150
Net assets, beginning	228,565	173,415
Net assets, ending	$311,602	$228,565

Units sold	25,389	17,548
Units redeemed	(10,200)	(11,941)
Net increase (decrease)	15,189	5,607
Units outstanding, beginning	41,129	35,522
Units outstanding, ending	56,318	41,129

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$801,655
Cost of units redeemed	(492,050)
Account charges	(8,709)
Net investment income (loss)	(10,072)
Net realized gain (loss)	(49,951)
Realized gain distributions	33,868
Net change in unrealized appreciation (depreciation)	36,861
$311,602

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.99	5	$30	N/A	1.1%
12/31/2010	5.92	5	32	N/A	16.1%
12/31/2009	5.10	10	49	N/A	34.5%
12/31/2008	3.79	5	20	N/A	-41.5%
12/31/2007	6.48	8	49	N/A	21.0%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.49	51	$282	1.30%	-0.2%
12/31/2010	5.50	36	196	1.30%	14.6%
12/31/2009	4.80	26	125	1.30%	32.7%
12/31/2008	3.62	26	92	1.30%	-42.2%
12/31/2007	6.26	30	190	1.30%	19.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.4%
2009	0.2%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

American Century VP Vista I Class - 024936874

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$579,643	$551,965	38,511
Receivables: investments sold	—
Payables: investments purchased	(41)
Net assets	$579,602

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$98,857	15,667	$6.31
Band B	480,745	83,094	5.79
Total	$579,602	98,761

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(6,904)
Net investment income (loss)	(6,904)

Gain (loss) on investments:
Net realized gain (loss)	(16,274)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(34,794)
Net gain (loss)	(51,068)

Increase (decrease) in net assets from operations	$(57,972)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,904)	$(6,886)
Net realized gain (loss)	(16,274)	(102,722)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(34,794)	244,171

Increase (decrease) in net assets from operations	(57,972)	134,563

Contract owner transactions:
Proceeds from units sold	69,579	69,422
Cost of units redeemed	(145,140)	(199,035)
Account charges	(3,728)	(4,095)
Increase (decrease)	(79,289)	(133,708)
Net increase (decrease)	(137,261)	855
Net assets, beginning	716,863	716,008
Net assets, ending	$579,602	$716,863

Units sold	11,496	20,166
Units redeemed	(23,968)	(44,561)
Net increase (decrease)	(12,472)	(24,395)
Units outstanding, beginning	111,233	135,628
Units outstanding, ending	98,761	111,233

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$28,538,422
Cost of units redeemed	(33,790,299)
Account charges	(220,931)
Net investment income (loss)	(310,067)
Net realized gain (loss)	6,288,052
Realized gain distributions	46,747
Net change in unrealized appreciation (depreciation)	27,678
$579,602

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.31	16	$99	N/A	-7.9%
12/31/2010	6.85	19	127	N/A	23.9%
12/31/2009	5.53	31	173	N/A	22.5%
12/31/2008	4.52	30	137	N/A	-48.6%
12/31/2007	8.79	32	283	N/A	39.8%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.79	83	$481	1.30%	-9.1%
12/31/2010	6.36	93	590	1.30%	22.3%
12/31/2009	5.20	104	543	1.30%	20.9%
12/31/2008	4.30	106	458	1.30%	-49.3%
12/31/2007	8.49	109	922	1.30%	38.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Calvert Social Mid Cap Growth A Class - 131647307

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$819,671	$730,239	25,888
Receivables: investments sold	—
Payables: investments purchased	(26)
Net assets	$819,645

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$471,011	67,243	$7.00
Band B	348,634	41,281	8.45
Total	$819,645	108,524

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(6,247)
Net investment income (loss)	(6,247)

Gain (loss) on investments:
Net realized gain (loss)	128,237
Realized gain distributions	50,581
Net change in unrealized appreciation (depreciation)	(139,414)
Net gain (loss)	39,404

Increase (decrease) in net assets from operations	$33,157

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,247)	$(4,951)
Net realized gain (loss)	128,237	37,205
Realized gain distributions	50,581	—
Net change in unrealized appreciation (depreciation)	(139,414)	233,741

Increase (decrease) in net assets from operations	33,157	265,995

Contract owner transactions:
Proceeds from units sold	244,737	308,538
Cost of units redeemed	(628,685)	(278,295)
Account charges	(10,305)	(10,014)
Increase (decrease)	(394,253)	20,229
Net increase (decrease)	(361,096)	286,224
Net assets, beginning	1,180,741	894,517
Net assets, ending	$819,645	$1,180,741

Units sold	29,743	78,009
Units redeemed	(78,883)	(82,265)
Net increase (decrease)	(49,140)	(4,256)
Units outstanding, beginning	157,664	161,920
Units outstanding, ending	108,524	157,664

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,949,843
Cost of units redeemed	(4,046,030)
Account charges	(181,669)
Net investment income (loss)	122,299
Net realized gain (loss)	(204,988)
Realized gain distributions	90,758
Net change in unrealized appreciation (depreciation)	89,432
$819,645

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.00	67	$471	N/A	2.3%
12/31/2010	6.85	91	621	N/A	31.5%
12/31/2009	5.21	120	626	N/A	32.0%
12/31/2008	3.94	147	578	N/A	-37.2%
12/31/2007	6.28	174	1,091	N/A	10.2%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.45	41	$349	1.30%	1.0%
12/31/2010	8.36	67	560	1.30%	29.8%
12/31/2009	6.44	42	268	1.30%	30.3%
12/31/2008	4.94	56	279	1.30%	-38.0%
12/31/2007	7.97	66	530	1.30%	8.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Columbia Small Cap Value Fund VS A Class - 19765R303

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,597,116	$15,410,151	1,000,301
Receivables: investments sold	—
Payables: investments purchased	(2,710)
Net assets	$14,594,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$342,523	61,499	$5.57
Band B	14,251,883	2,683,944	5.31
Total	$14,594,406	2,745,443

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$158,712
Mortality & expense charges	(203,478)
Net investment income (loss)	(44,766)

Gain (loss) on investments:
Net realized gain (loss)	(189,343)
Realized gain distributions	1,740,776
Net change in unrealized appreciation (depreciation)	(2,700,640)
Net gain (loss)	(1,149,207)

Increase (decrease) in net assets from operations	$(1,193,973)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(44,766)	$7,604
Net realized gain (loss)	(189,343)	(479,829)
Realized gain distributions	1,740,776	—
Net change in unrealized appreciation (depreciation)	(2,700,640)	4,165,299

Increase (decrease) in net assets from operations	(1,193,973)	3,693,074

Contract owner transactions:
Proceeds from units sold	1,766,110	1,744,027
Cost of units redeemed	(3,370,538)	(3,921,266)
Account charges	(141,613)	(150,227)
Increase (decrease)	(1,746,041)	(2,327,466)
Net increase (decrease)	(2,940,014)	1,365,608
Net assets, beginning	17,534,420	16,168,812
Net assets, ending	$14,594,406	$17,534,420

Units sold	337,859	397,602
Units redeemed	(655,319)	(869,445)
Net increase (decrease)	(317,460)	(471,843)
Units outstanding, beginning	3,062,903	3,534,746
Units outstanding, ending	2,745,443	3,062,903

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$24,881,235
Cost of units redeemed	(11,115,745)
Account charges	(497,075)
Net investment income (loss)	(32,573)
Net realized gain (loss)	(1,488,688)
Realized gain distributions	3,660,287
Net change in unrealized appreciation (depreciation)	(813,035)
$14,594,406

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.57	61	$343	N/A	-6.0%
12/31/2010	5.92	67	399	N/A	26.8%
12/31/2009	4.67	78	363	N/A	25.2%
12/31/2008	3.73	91	339	N/A	-25.3%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.31	2,684	$14,252	1.30%	-7.2%
12/31/2010	5.72	2,996	17,136	1.30%	25.1%
12/31/2009	4.57	3,457	15,805	1.30%	23.5%
12/31/2008	3.70	3,380	12,507	1.30%	-26.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.3%
2009	1.1%
2008	1.7%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Columbia Variable Portfolio-Short Duration US Govt Fund-1 Class - 19766E541

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,429	$52,995	5,121
Receivables: investments sold	—
Payables: investments purchased	(7)
Net assets	$53,422

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$19,194	3,802	$5.05
Band B	34,228	6,840	5.00
Total	$53,422	10,642

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(287)
Net investment income (loss)	(287)

Gain (loss) on investments:
Net realized gain (loss)	127
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	434
Net gain (loss)	561

Increase (decrease) in net assets from operations	$274

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(287)	$—
Net realized gain (loss)	127	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	434	—

Increase (decrease) in net assets from operations	274	—

Contract owner transactions:
Proceeds from units sold	78,605	—
Cost of units redeemed	(25,142)	—
Account charges	(315)	—
Increase (decrease)	53,148	—
Net increase (decrease)	53,422	—
Net assets, beginning	—	—
Net assets, ending	$53,422	$—

Units sold	15,714	—
Units redeemed	(5,072)	—
Net increase (decrease)	10,642	—
Units outstanding, beginning	—	—
Units outstanding, ending	10,642	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$78,605
Cost of units redeemed	(25,142)
Account charges	(315)
Net investment income (loss)	(287)
Net realized gain (loss)	127
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	434
$53,422

* Date of Fund Inception into Variable Account: 4/28/2011

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.05	4	$19	N/A	1.0%
12/31/2010	5.00	0	0	N/A	0.0%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.00	7	$34	1.30%	0.1%
12/31/2010	5.00	0	0	1.30%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Dreyfus Investment Portfolio Technology Growth Service Class - 26202A710

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$642,324	$613,390	55,086
Receivables: investments sold	—
Payables: investments purchased	(18)
Net assets	$642,306

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$202,728	29,042	$6.98
Band B	439,578	69,597	6.32
Total	$642,306	98,639

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(7,452)
Net investment income (loss)	(7,452)

Gain (loss) on investments:
Net realized gain (loss)	100,018
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(167,721)
Net gain (loss)	(67,703)

Increase (decrease) in net assets from operations	$(75,155)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,452)	$(4,816)
Net realized gain (loss)	100,018	33,691
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(167,721)	120,316

Increase (decrease) in net assets from operations	(75,155)	149,191

Contract owner transactions:
Proceeds from units sold	255,192	331,471
Cost of units redeemed	(268,695)	(143,982)
Account charges	(5,516)	(3,783)
Increase (decrease)	(19,019)	183,706
Net increase (decrease)	(94,174)	332,897
Net assets, beginning	736,480	403,583
Net assets, ending	$642,306	$736,480

Units sold	34,886	58,243
Units redeemed	(39,722)	(26,809)
Net increase (decrease)	(4,836)	31,434
Units outstanding, beginning	103,475	72,041
Units outstanding, ending	98,639	103,475

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,200,710
Cost of units redeemed	(663,898)
Account charges	(15,231)
Net investment income (loss)	(18,747)
Net realized gain (loss)	110,538
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	28,934
$642,306

* Date of Fund Inception into Variable Account: 5/28/2004

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.98	29	$203	N/A	-8.0%
12/31/2010	7.59	26	198	N/A	29.7%
12/31/2009	5.86	28	167	N/A	57.1%
12/31/2008	3.73	20	75	N/A	-41.2%
12/31/2007	6.34	11	71	N/A	14.4%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.32	70	$440	1.30%	-9.2%
12/31/2010	6.96	77	539	1.30%	28.0%
12/31/2009	5.44	44	237	1.30%	55.0%
12/31/2008	3.51	35	122	1.30%	-42.0%
12/31/2007	6.05	30	183	1.30%	13.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.1%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Dreyfus IP Small Cap Stock Investment Portfolio Service Class - 26202A686

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,036	$93,966	8,136
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$99,036

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$79,086	9,731	$8.13
Band B	19,950	2,541	7.85
Total	$99,036	12,272

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$635
Mortality & expense charges	(308)
Net investment income (loss)	327

Gain (loss) on investments:
Net realized gain (loss)	3,153
Realized gain distributions	254
Net change in unrealized appreciation (depreciation)	(3,616)
Net gain (loss)	(209)

Increase (decrease) in net assets from operations	$118

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$327	$(96)
Net realized gain (loss)	3,153	114
Realized gain distributions	254	—
Net change in unrealized appreciation (depreciation)	(3,616)	8,557

Increase (decrease) in net assets from operations	118	8,575

Contract owner transactions:
Proceeds from units sold	35,551	68,132
Cost of units redeemed	(15,251)	(442)
Account charges	(1,203)	(254)
Increase (decrease)	19,097	67,436
Net increase (decrease)	19,215	76,011
Net assets, beginning	79,821	3,810
Net assets, ending	$99,036	$79,821

Units sold	4,332	9,431
Units redeemed	(1,991)	(93)
Net increase (decrease)	2,341	9,338
Units outstanding, beginning	9,931	593
Units outstanding, ending	12,272	9,931

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$107,368
Cost of units redeemed	(15,693)
Account charges	(1,461)
Net investment income (loss)	231
Net realized gain (loss)	3,267
Realized gain distributions	254
Net change in unrealized appreciation (depreciation)	5,070
$99,036

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.13	10	$79	N/A	0.6%
12/31/2010	8.08	7	60	N/A	25.8%
12/31/2009	6.42	1	4	N/A	28.5%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.85	3	$20	1.30%	-0.7%
12/31/2010	7.91	3	20	1.30%	24.2%
12/31/2009	6.37	0	0	1.30%	27.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.7%
2010	0.1%
2009	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Dreyfus Variable Investment Appreciation Service Class - 261976831

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$284,030	$258,270	7,522
Receivables: investments sold	—
Payables: investments purchased	(94)
Net assets	$283,936

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$10,562	1,462	$7.22
Band B	273,374	41,764	6.55
Total	$283,936	43,226

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$4,099
Mortality & expense charges	(3,357)
Net investment income (loss)	742

Gain (loss) on investments:
Net realized gain (loss)	(15,221)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	29,860
Net gain (loss)	14,639

Increase (decrease) in net assets from operations	$15,381

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$742	$2,121
Net realized gain (loss)	(15,221)	(4,423)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	29,860	35,472

Increase (decrease) in net assets from operations	15,381	33,170

Contract owner transactions:
Proceeds from units sold	139,824	15,866
Cost of units redeemed	(137,153)	(14,836)
Account charges	(1,251)	(1,447)
Increase (decrease)	1,420	(417)
Net increase (decrease)	16,801	32,753
Net assets, beginning	267,135	234,382
Net assets, ending	$283,936	$267,135

Units sold	22,561	2,916
Units redeemed	(22,196)	(2,880)
Net increase (decrease)	365	36
Units outstanding, beginning	42,861	42,825
Units outstanding, ending	43,226	42,861

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$697,938
Cost of units redeemed	(437,949)
Account charges	(9,990)
Net investment income (loss)	8,291
Net realized gain (loss)	(37,751)
Realized gain distributions	37,637
Net change in unrealized appreciation (depreciation)	25,760
$283,936

* Date of Fund Inception into Variable Account: 5/28/2004

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.22	1	$11	N/A	8.7%
12/31/2010	6.64	11	70	N/A	15.0%
12/31/2009	5.78	11	63	N/A	22.2%
12/31/2008	4.72	11	50	N/A	-29.7%
12/31/2007	6.72	15	101	N/A	6.9%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.55	42	$273	1.30%	7.3%
12/31/2010	6.10	32	197	1.30%	13.6%
12/31/2009	5.37	32	172	1.30%	20.7%
12/31/2008	4.45	34	150	1.30%	-30.6%
12/31/2007	6.42	45	290	1.30%	5.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.8%
2009	2.1%
2008	1.8%
2007	1.2%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Asset Manager Portfolio Initial Class - 922175203

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,325,003	$4,411,972	313,399
Receivables: investments sold	—
Payables: investments purchased	(82)
Net assets	$4,324,921

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,030,825	272,787	$7.44
Band B	2,294,096	313,649	7.31
Total	$4,324,921	586,436

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$89,617
Mortality & expense charges	(32,311)
Net investment income (loss)	57,306

Gain (loss) on investments:
Net realized gain (loss)	19,184
Realized gain distributions	21,974
Net change in unrealized appreciation (depreciation)	(231,781)
Net gain (loss)	(190,623)

Increase (decrease) in net assets from operations	$(133,317)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$57,306	$54,336
Net realized gain (loss)	19,184	(14,867)
Realized gain distributions	21,974	26,071
Net change in unrealized appreciation (depreciation)	(231,781)	618,530

Increase (decrease) in net assets from operations	(133,317)	684,070

Contract owner transactions:
Proceeds from units sold	245,888	141,790
Cost of units redeemed	(1,024,072)	(1,338,480)
Account charges	(41,373)	(57,694)
Increase (decrease)	(819,557)	(1,254,384)
Net increase (decrease)	(952,874)	(570,314)
Net assets, beginning	5,277,795	5,848,109
Net assets, ending	$4,324,921	$5,277,795

Units sold	35,118	23,206
Units redeemed	(141,090)	(202,317)
Net increase (decrease)	(105,972)	(179,111)
Units outstanding, beginning	692,408	871,519
Units outstanding, ending	586,436	692,408

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$25,695,940
Cost of units redeemed	(23,034,820)
Account charges	(1,235,775)
Net investment income (loss)	3,007,191
Net realized gain (loss)	(1,214,232)
Realized gain distributions	1,193,586
Net change in unrealized appreciation (depreciation)	(86,969)
$4,324,921

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.44	273	$2,031	N/A	-2.6%
12/31/2010	7.64	346	2,644	N/A	14.3%
12/31/2009	6.69	500	3,344	N/A	29.1%
12/31/2008	5.18	665	3,446	N/A	-28.7%
12/31/2007	7.27	853	6,200	N/A	15.5%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.31	314	$2,294	1.30%	-3.8%
12/31/2010	7.60	346	2,634	1.30%	12.8%
12/31/2009	6.74	371	2,504	1.30%	27.4%
12/31/2008	5.29	422	2,235	1.30%	-29.6%
12/31/2007	7.52	442	3,321	1.30%	14.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	1.6%
2009	2.2%
2008	2.6%
2007	6.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Equity Income Initial Class - 922174305

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,522,473	$4,901,738	295,466
Receivables: investments sold	—
Payables: investments purchased	(184)
Net assets	$5,522,289

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,176,706	326,087	$6.68
Band B	3,345,583	461,357	7.25
Total	$5,522,289	787,444

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$143,775
Mortality & expense charges	(47,287)
Net investment income (loss)	96,488

Gain (loss) on investments:
Net realized gain (loss)	16,079
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(75,799)
Net gain (loss)	(59,720)

Increase (decrease) in net assets from operations	$36,768

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$96,488	$64,815
Net realized gain (loss)	16,079	(316,476)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(75,799)	1,120,742

Increase (decrease) in net assets from operations	36,768	869,081

Contract owner transactions:
Proceeds from units sold	336,476	292,781
Cost of units redeemed	(1,447,214)	(1,437,615)
Account charges	(45,489)	(59,385)
Increase (decrease)	(1,156,227)	(1,204,219)
Net increase (decrease)	(1,119,459)	(335,138)
Net assets, beginning	6,641,748	6,976,886
Net assets, ending	$5,522,289	$6,641,748

Units sold	53,448	81,191
Units redeemed	(217,350)	(273,196)
Net increase (decrease)	(163,902)	(192,005)
Units outstanding, beginning	951,346	1,143,351
Units outstanding, ending	787,444	951,346

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$90,240,549
Cost of units redeemed	(76,749,926)
Account charges	(2,008,778)
Net investment income (loss)	2,531,147
Net realized gain (loss)	(17,596,662)
Realized gain distributions	8,485,224
Net change in unrealized appreciation (depreciation)	620,735
$5,522,289

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.68	326	$2,177	N/A	1.0%
12/31/2010	6.61	421	2,784	N/A	15.1%
12/31/2009	5.74	518	2,974	N/A	30.2%
12/31/2008	4.41	759	3,344	N/A	-42.7%
12/31/2007	7.69	1,004	7,719	N/A	1.5%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.25	461	$3,346	1.30%	-0.3%
12/31/2010	7.28	530	3,858	1.30%	13.7%
12/31/2009	6.40	625	4,003	1.30%	28.5%
12/31/2008	4.98	5,008	24,944	1.30%	-43.4%
12/31/2007	8.80	3,732	32,833	1.30%	0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	1.7%
2009	1.0%
2008	3.0%
2007	1.9%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Freedom 2005 Portfolio Initial Class - 922174651

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,341	$8,017	846
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$8,341

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$—	—	$6.63
Band B	8,341	1,370	6.09
Total	$8,341	1,370

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$157
Mortality & expense charges	(320)
Net investment income (loss)	(163)

Gain (loss) on investments:
Net realized gain (loss)	21,429
Realized gain distributions	30
Net change in unrealized appreciation (depreciation)	(19,260)
Net gain (loss)	2,199

Increase (decrease) in net assets from operations	$2,036

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(163)	$1,038
Net realized gain (loss)	21,429	(7,655)
Realized gain distributions	30	1,689
Net change in unrealized appreciation (depreciation)	(19,260)	17,311

Increase (decrease) in net assets from operations	2,036	12,383

Contract owner transactions:
Proceeds from units sold	—	12,365
Cost of units redeemed	(125,767)	(34,088)
Account charges	(102)	(304)
Increase (decrease)	(125,869)	(22,027)
Net increase (decrease)	(123,833)	(9,644)
Net assets, beginning	132,174	141,818
Net assets, ending	$8,341	$132,174

Units sold	10	2,239
Units redeemed	(19,962)	(6,108)
Net increase (decrease)	(19,952)	(3,869)
Units outstanding, beginning	21,322	25,191
Units outstanding, ending	1,370	21,322

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$410,286
Cost of units redeemed	(423,448)
Account charges	(2,613)
Net investment income (loss)	14,463
Net realized gain (loss)	(13,549)
Realized gain distributions	22,878
Net change in unrealized appreciation (depreciation)	324
$8,341

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.63	0	$0	N/A	0.2%
12/31/2010	6.62	2	13	N/A	11.3%
12/31/2009	5.95	2	13	N/A	23.0%
12/31/2008	4.83	2	11	N/A	-23.8%
12/31/2007	6.35	4	24	N/A	8.7%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.09	1	$8	1.30%	-1.1%
12/31/2010	6.15	19	119	1.30%	9.9%
12/31/2009	5.60	23	129	1.30%	21.4%
12/31/2008	4.61	22	99	1.30%	-24.8%
12/31/2007	6.13	30	186	1.30%	7.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.2%
2010	1.9%
2009	4.1%
2008	2.7%
2007	2.7%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Freedom 2010 Portfolio Initial Class - 922174628

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$485,629	$463,524	47,097
Receivables: investments sold	—
Payables: investments purchased	(45)
Net assets	$485,584

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$73,751	11,002	$6.70
Band B	411,833	66,952	6.15
Total	$485,584	77,954

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$10,322
Mortality & expense charges	(4,798)
Net investment income (loss)	5,524

Gain (loss) on investments:
Net realized gain (loss)	16,861
Realized gain distributions	2,505
Net change in unrealized appreciation (depreciation)	(30,218)
Net gain (loss)	(10,852)

Increase (decrease) in net assets from operations	$(5,328)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,524	$5,358
Net realized gain (loss)	16,861	2,523
Realized gain distributions	2,505	7,337
Net change in unrealized appreciation (depreciation)	(30,218)	30,320

Increase (decrease) in net assets from operations	(5,328)	45,538

Contract owner transactions:
Proceeds from units sold	130,188	144,667
Cost of units redeemed	(90,342)	(48,677)
Account charges	(3,166)	(2,623)
Increase (decrease)	36,680	93,367
Net increase (decrease)	31,352	138,905
Net assets, beginning	454,232	315,327
Net assets, ending	$485,584	$454,232

Units sold	20,594	25,403
Units redeemed	(14,412)	(9,044)
Net increase (decrease)	6,182	16,359
Units outstanding, beginning	71,772	55,413
Units outstanding, ending	77,954	71,772

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,154,118
Cost of units redeemed	(674,700)
Account charges	(11,717)
Net investment income (loss)	33,371
Net realized gain (loss)	(83,201)
Realized gain distributions	45,608
Net change in unrealized appreciation (depreciation)	22,105
$485,584

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.70	11	$74	N/A	-0.2%
12/31/2010	6.72	13	87	N/A	13.0%
12/31/2009	5.95	15	86	N/A	24.3%
12/31/2008	4.78	16	77	N/A	-25.1%
12/31/2007	6.38	7	42	N/A	8.7%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.15	67	$412	1.30%	-1.5%
12/31/2010	6.24	59	367	1.30%	11.5%
12/31/2009	5.60	41	229	1.30%	22.7%
12/31/2008	4.56	116	528	1.30%	-26.0%
12/31/2007	6.17	9	53	1.30%	7.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.2%
2010	2.4%
2009	2.5%
2008	6.1%
2007	3.5%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Freedom 2015 Portfolio Initial Class - 922174586

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$800,476	$788,831	77,133
Receivables: investments sold	172
Payables: investments purchased	—
Net assets	$800,648

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$313,695	46,244	$6.78
Band B	486,953	78,231	6.22
Total	$800,648	124,475

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$17,247
Mortality & expense charges	(6,503)
Net investment income (loss)	10,744

Gain (loss) on investments:
Net realized gain (loss)	29,099
Realized gain distributions	4,130
Net change in unrealized appreciation (depreciation)	(52,301)
Net gain (loss)	(19,072)

Increase (decrease) in net assets from operations	$(8,328)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,744	$10,385
Net realized gain (loss)	29,099	3,930
Realized gain distributions	4,130	8,370
Net change in unrealized appreciation (depreciation)	(52,301)	46,432

Increase (decrease) in net assets from operations	(8,328)	69,117

Contract owner transactions:
Proceeds from units sold	186,367	374,130
Cost of units redeemed	(159,977)	(106,307)
Account charges	(6,354)	(3,348)
Increase (decrease)	20,036	264,475
Net increase (decrease)	11,708	333,592
Net assets, beginning	788,940	455,348
Net assets, ending	$800,648	$788,940

Units sold	29,386	60,788
Units redeemed	(26,399)	(18,760)
Net increase (decrease)	2,987	42,028
Units outstanding, beginning	121,488	79,460
Units outstanding, ending	124,475	121,488

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$1,115,457
Cost of units redeemed	(385,928)
Account charges	(13,823)
Net investment income (loss)	40,653
Net realized gain (loss)	3,759
Realized gain distributions	28,885
Net change in unrealized appreciation (depreciation)	11,645
$800,648

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.78	46	$314	N/A	-0.4%
12/31/2010	6.81	42	286	N/A	13.1%
12/31/2009	6.02	14	84	N/A	25.3%
12/31/2008	4.80	13	62	N/A	-27.0%
12/31/2007	6.58	10	67	N/A	9.3%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.22	78	$487	1.30%	-1.6%
12/31/2010	6.33	80	503	1.30%	11.6%
12/31/2009	5.67	66	372	1.30%	23.7%
12/31/2008	4.58	18	84	1.30%	-28.0%
12/31/2007	6.36	10	64	1.30%	7.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.2%
2010	2.6%
2009	4.9%
2008	3.6%
2007	3.1%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Freedom 2020 Portfolio Initial Class - 922174552

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$890,395	$862,169	87,224
Receivables: investments sold	172
Payables: investments purchased	—
Net assets	$890,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$113,487	17,057	$6.65
Band B	777,080	127,281	6.11
Total	$890,567	144,338

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$19,057
Mortality & expense charges	(8,136)
Net investment income (loss)	10,921

Gain (loss) on investments:
Net realized gain (loss)	17,917
Realized gain distributions	3,299
Net change in unrealized appreciation (depreciation)	(54,976)
Net gain (loss)	(33,760)

Increase (decrease) in net assets from operations	$(22,839)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,921	$7,247
Net realized gain (loss)	17,917	(12,685)
Realized gain distributions	3,299	4,956
Net change in unrealized appreciation (depreciation)	(54,976)	70,097

Increase (decrease) in net assets from operations	(22,839)	69,615

Contract owner transactions:
Proceeds from units sold	327,073	101,197
Cost of units redeemed	(65,558)	(85,563)
Account charges	(2,744)	(2,193)
Increase (decrease)	258,771	13,441
Net increase (decrease)	235,932	83,056
Net assets, beginning	654,635	571,579
Net assets, ending	$890,567	$654,635

Units sold	51,152	16,400
Units redeemed	(9,779)	(16,095)
Net increase (decrease)	41,373	305
Units outstanding, beginning	102,965	102,660
Units outstanding, ending	144,338	102,965

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,227,649
Cost of units redeemed	(1,201,843)
Account charges	(10,143)
Net investment income (loss)	54,642
Net realized gain (loss)	(275,972)
Realized gain distributions	68,008
Net change in unrealized appreciation (depreciation)	28,226
$890,567

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.65	17	$113	N/A	-1.0%
12/31/2010	6.72	24	159	N/A	14.5%
12/31/2009	5.87	11	67	N/A	29.0%
12/31/2008	4.55	11	49	N/A	-32.6%
12/31/2007	6.76	9	60	N/A	10.2%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.11	127	$777	1.30%	-2.3%
12/31/2010	6.25	79	496	1.30%	13.0%
12/31/2009	5.53	91	505	1.30%	27.3%
12/31/2008	4.34	88	381	1.30%	-33.5%
12/31/2007	6.53	148	965	1.30%	8.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.5%
2010	2.2%
2009	3.4%
2008	2.0%
2007	3.8%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Freedom 2025 Portfolio Initial Class - 922174529

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$452,026	$432,739	45,132
Receivables: investments sold	208
Payables: investments purchased	—
Net assets	$452,234

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$126,367	19,000	$6.65
Band B	325,867	53,396	6.10
Total	$452,234	72,396

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$9,507
Mortality & expense charges	(6,086)
Net investment income (loss)	3,421

Gain (loss) on investments:
Net realized gain (loss)	(3,171)
Realized gain distributions	1,452
Net change in unrealized appreciation (depreciation)	(18,755)
Net gain (loss)	(20,474)

Increase (decrease) in net assets from operations	$(17,053)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,421	$7,247
Net realized gain (loss)	(3,171)	(6,142)
Realized gain distributions	1,452	4,103
Net change in unrealized appreciation (depreciation)	(18,755)	84,181

Increase (decrease) in net assets from operations	(17,053)	89,389

Contract owner transactions:
Proceeds from units sold	79,694	71,524
Cost of units redeemed	(339,641)	(18,791)
Account charges	(3,641)	(3,325)
Increase (decrease)	(263,588)	49,408
Net increase (decrease)	(280,641)	138,797
Net assets, beginning	732,875	594,078
Net assets, ending	$452,234	$732,875

Units sold	12,086	11,857
Units redeemed	(54,545)	(3,935)
Net increase (decrease)	(42,459)	7,922
Units outstanding, beginning	114,855	106,933
Units outstanding, ending	72,396	114,855

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$862,790
Cost of units redeemed	(476,791)
Account charges	(11,802)
Net investment income (loss)	34,672
Net realized gain (loss)	(24,131)
Realized gain distributions	48,209
Net change in unrealized appreciation (depreciation)	19,287
$452,234

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.65	19	$126	N/A	-2.1%
12/31/2010	6.79	16	106	N/A	15.8%
12/31/2009	5.87	9	55	N/A	30.1%
12/31/2008	4.51	8	37	N/A	-34.2%
12/31/2007	6.85	6	43	N/A	10.5%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.10	53	$326	1.30%	-3.4%
12/31/2010	6.32	99	626	1.30%	14.3%
12/31/2009	5.53	98	540	1.30%	28.4%
12/31/2008	4.30	60	260	1.30%	-35.0%
12/31/2007	6.62	45	295	1.30%	9.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	2.2%
2009	3.9%
2008	3.2%
2007	2.2%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Freedom 2030 Portfolio Initial Class - 922174487

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$555,143	$545,334	57,257
Receivables: investments sold	258
Payables: investments purchased	—
Net assets	$555,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$209,052	32,358	$6.46
Band B	346,349	58,424	5.93
Total	$555,401	90,782

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$12,002
Mortality & expense charges	(4,103)
Net investment income (loss)	7,899

Gain (loss) on investments:
Net realized gain (loss)	(10,171)
Realized gain distributions	1,674
Net change in unrealized appreciation (depreciation)	(23,732)
Net gain (loss)	(32,229)

Increase (decrease) in net assets from operations	$(24,330)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,899	$5,442
Net realized gain (loss)	(10,171)	(17,149)
Realized gain distributions	1,674	3,035
Net change in unrealized appreciation (depreciation)	(23,732)	68,184

Increase (decrease) in net assets from operations	(24,330)	59,512

Contract owner transactions:
Proceeds from units sold	159,643	114,170
Cost of units redeemed	(39,043)	(64,180)
Account charges	(3,974)	(2,632)
Increase (decrease)	116,626	47,358
Net increase (decrease)	92,296	106,870
Net assets, beginning	463,105	356,235
Net assets, ending	$555,401	$463,105

Units sold	24,660	20,146
Units redeemed	(6,935)	(11,774)
Net increase (decrease)	17,725	8,372
Units outstanding, beginning	73,057	64,685
Units outstanding, ending	90,782	73,057

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$960,435
Cost of units redeemed	(403,466)
Account charges	(14,879)
Net investment income (loss)	30,508
Net realized gain (loss)	(66,734)
Realized gain distributions	39,728
Net change in unrealized appreciation (depreciation)	9,809
$555,401

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.46	32	$209	N/A	-2.6%
12/31/2010	6.63	27	180	N/A	16.1%
12/31/2009	5.71	25	140	N/A	31.7%
12/31/2008	4.34	31	134	N/A	-38.0%
12/31/2007	7.00	22	153	N/A	11.4%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.93	58	$346	1.30%	-3.9%
12/31/2010	6.17	46	283	1.30%	14.6%
12/31/2009	5.38	40	216	1.30%	30.0%
12/31/2008	4.14	19	79	1.30%	-38.8%
12/31/2007	6.77	13	90	1.30%	9.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	2.1%
2009	2.5%
2008	2.9%
2007	2.3%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust
Fidelity VIP Freedom Income Portfolio Initial Class - 922174685

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$391,730	$380,153	38,366
Receivables: investments sold	—
Payables: investments purchased	(2)
Net assets	$391,728

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$101,389	15,302	$6.63
Band B	290,339	47,753	6.08
Total	$391,728	63,055

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7,056
Mortality & expense charges	(4,189)
Net investment income (loss)	2,867

Gain (loss) on investments:
Net realized gain (loss)	13,533
Realized gain distributions	1,462
Net change in unrealized appreciation (depreciation)	(13,538)
Net gain (loss)	1,457

Increase (decrease) in net assets from operations	$4,324

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,867	$3,312
Net realized gain (loss)	13,533	(13,914)
Realized gain distributions	1,462	14,005
Net change in unrealized appreciation (depreciation)	(13,538)	36,078

Increase (decrease) in net assets from operations	4,324	39,481

Contract owner transactions:
Proceeds from units sold	36,156	100,367
Cost of units redeemed	(152,229)	(509,031)
Account charges	(2,420)	(4,245)
Increase (decrease)	(118,493)	(412,909)
Net increase (decrease)	(114,169)	(373,428)
Net assets, beginning	505,897	879,325
Net assets, ending	$391,728	$505,897

Units sold	5,874	18,245
Units redeemed	(24,652)	(88,889)
Net increase (decrease)	(18,778)	(70,644)
Units outstanding, beginning	81,833	152,477
Units outstanding, ending	63,055	81,833

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$2,717,652
Cost of units redeemed	(2,370,041)
Account charges	(36,559)
Net investment income (loss)	89,268
Net realized gain (loss)	(87,204)
Realized gain distributions	67,035
Net change in unrealized appreciation (depreciation)	11,577
$391,728

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.63	15	$101	N/A	1.6%
12/31/2010	6.52	22	141	N/A	7.5%
12/31/2009	6.07	24	144	N/A	15.0%
12/31/2008	5.28	33	176	N/A	-10.4%
12/31/2007	5.89	9	53	N/A	8.5%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.08	48	$290	1.30%	0.3%
12/31/2010	6.06	60	365	1.30%	6.1%
12/31/2009	5.71	129	735	1.30%	13.5%
12/31/2008	5.03	190	956	1.30%	-11.6%
12/31/2007	5.69	201	1,145	1.30%	4.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	1.4%
2009	2.9%
2008	3.7%
2007	5.8%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Growth Initial Class - 922174404

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,827,610	$4,967,728	157,966
Receivables: investments sold	—
Payables: investments purchased	(216)
Net assets	$5,827,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,993,697	556,931	$5.38
Band B	2,833,697	383,244	7.39
Total	$5,827,394	940,175

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$23,927
Mortality & expense charges	(39,003)
Net investment income (loss)	(15,076)

Gain (loss) on investments:
Net realized gain (loss)	240,942
Realized gain distributions	22,761
Net change in unrealized appreciation (depreciation)	(219,402)
Net gain (loss)	44,301

Increase (decrease) in net assets from operations	$29,225

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,076)	$(20,140)
Net realized gain (loss)	240,942	212,839
Realized gain distributions	22,761	21,474
Net change in unrealized appreciation (depreciation)	(219,402)	1,159,531

Increase (decrease) in net assets from operations	29,225	1,373,704

Contract owner transactions:
Proceeds from units sold	1,017,455	733,146
Cost of units redeemed	(2,163,288)	(1,648,144)
Account charges	(60,580)	(68,986)
Increase (decrease)	(1,206,413)	(983,984)
Net increase (decrease)	(1,177,188)	389,720
Net assets, beginning	7,004,582	6,614,862
Net assets, ending	$5,827,394	$7,004,582

Units sold	147,144	127,583
Units redeemed	(344,562)	(324,824)
Net increase (decrease)	(197,418)	(197,241)
Units outstanding, beginning	1,137,593	1,334,834
Units outstanding, ending	940,175	1,137,593

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$43,770,661
Cost of units redeemed	(35,321,121)
Account charges	(1,472,010)
Net investment income (loss)	1,102,796
Net realized gain (loss)	(3,173,125)
Realized gain distributions	60,311
Net change in unrealized appreciation (depreciation)	859,882
$5,827,394

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.38	557	$2,994	N/A	0.2%
12/31/2010	5.36	710	3,810	N/A	24.2%
12/31/2009	4.32	858	3,707	N/A	28.3%
12/31/2008	3.37	1,018	3,427	N/A	-47.2%
12/31/2007	6.37	1,281	8,164	N/A	27.0%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.39	383	$2,834	1.30%	-1.1%
12/31/2010	7.48	427	3,194	1.30%	22.6%
12/31/2009	6.10	477	2,908	1.30%	26.6%
12/31/2008	4.82	520	2,506	1.30%	-47.9%
12/31/2007	9.24	567	5,237	1.30%	25.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.3%
2009	0.4%
2008	0.8%
2007	0.8%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP High Income Initial Class - 922174206

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,807,544	$3,810,268	707,717
Receivables: investments sold	7,057
Payables: investments purchased	—
Net assets	$3,814,601

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,360,191	187,238	$7.26
Band B	2,454,410	263,472	9.32
Total	$3,814,601	450,710

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$265,140
Mortality & expense charges	(33,453)
Net investment income (loss)	231,687

Gain (loss) on investments:
Net realized gain (loss)	3,435
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(58,184)
Net gain (loss)	(54,749)

Increase (decrease) in net assets from operations	$176,938

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$231,687	$382,646
Net realized gain (loss)	3,435	483,961
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(58,184)	(239,247)

Increase (decrease) in net assets from operations	176,938	627,360

Contract owner transactions:
Proceeds from units sold	340,882	2,627,581
Cost of units redeemed	(2,270,062)	(3,141,595)
Account charges	(33,265)	(44,992)
Increase (decrease)	(1,962,445)	(559,006)
Net increase (decrease)	(1,785,507)	68,354
Net assets, beginning	5,600,108	5,531,754
Net assets, ending	$3,814,601	$5,600,108

Units sold	38,828	397,004
Units redeemed	(297,844)	(479,773)
Net increase (decrease)	(259,016)	(82,769)
Units outstanding, beginning	709,726	792,495
Units outstanding, ending	450,710	709,726

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$34,375,842
Cost of units redeemed	(33,329,823)
Account charges	(583,947)
Net investment income (loss)	4,439,375
Net realized gain (loss)	(1,084,122)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,724)
$3,814,601

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.26	187	$1,360	N/A	4.0%
12/31/2010	6.98	401	2,803	N/A	13.8%
12/31/2009	6.13	447	2,743	N/A	44.0%
12/31/2008	4.26	508	2,165	N/A	-25.0%
12/31/2007	5.68	422	2,395	N/A	2.8%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$9.32	263	$2,454	1.30%	2.7%
12/31/2010	9.07	308	2,798	1.30%	12.4%
12/31/2009	8.07	345	2,789	1.30%	42.1%
12/31/2008	5.68	355	2,015	1.30%	-26.0%
12/31/2007	7.67	504	3,865	1.30%	1.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	5.6%
2010	7.5%
2009	8.3%
2008	7.4%
2007	8.1%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP II ContraFund Initial Class - 922175500

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,377,516	$22,824,220	884,857
Receivables: investments sold	—
Payables: investments purchased	(8,088)
Net assets	$20,369,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,686,514	768,292	$8.70
Band B	13,682,914	1,514,357	9.04
Total	$20,369,428	2,282,649

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$218,304
Mortality & expense charges	(197,098)
Net investment income (loss)	21,206

Gain (loss) on investments:
Net realized gain (loss)	(1,482,937)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	806,688
Net gain (loss)	(676,249)

Increase (decrease) in net assets from operations	$(655,043)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,206	$86,532
Net realized gain (loss)	(1,482,937)	(1,228,311)
Realized gain distributions	—	10,419
Net change in unrealized appreciation (depreciation)	806,688	4,699,238

Increase (decrease) in net assets from operations	(655,043)	3,567,878

Contract owner transactions:
Proceeds from units sold	1,218,315	2,412,643
Cost of units redeemed	(5,319,467)	(5,005,936)
Account charges	(164,112)	(205,141)
Increase (decrease)	(4,265,264)	(2,798,434)
Net increase (decrease)	(4,920,307)	769,444
Net assets, beginning	25,289,735	24,520,291
Net assets, ending	$20,369,428	$25,289,735

Units sold	147,896	300,094
Units redeemed	(606,276)	(651,735)
Net increase (decrease)	(458,380)	(351,641)
Units outstanding, beginning	2,741,029	3,092,670
Units outstanding, ending	2,282,649	2,741,029

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$69,020,313
Cost of units redeemed	(60,459,235)
Account charges	(2,903,898)
Net investment income (loss)	854,294
Net realized gain (loss)	1,449,432
Realized gain distributions	14,855,226
Net change in unrealized appreciation (depreciation)	(2,446,704)
$20,369,428

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.70	768	$6,687	N/A	-2.5%
12/31/2010	8.93	974	8,700	N/A	17.2%
12/31/2009	7.62	1,163	8,855	N/A	35.7%
12/31/2008	5.61	1,313	7,367	N/A	-42.5%
12/31/2007	9.76	1,645	16,058	N/A	17.6%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$9.04	1,514	$13,683	1.30%	-3.8%
12/31/2010	9.39	1,767	16,590	1.30%	15.7%
12/31/2009	8.12	1,930	15,665	1.30%	34.0%
12/31/2008	6.06	2,179	13,205	1.30%	-43.3%
12/31/2007	10.68	2,590	27,655	1.30%	16.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.2%
2009	1.3%
2008	0.9%
2007	0.9%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Index 500 Initial Class - 922175302

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,033,677	$47,468,153	348,160
Receivables: investments sold	—
Payables: investments purchased	(6,037)
Net assets	$45,027,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,762,891	1,158,178	$5.84
Band B	38,264,749	5,052,906	7.57
Total	$45,027,640	6,211,084

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$905,023
Mortality & expense charges	(536,000)
Net investment income (loss)	369,023

Gain (loss) on investments:
Net realized gain (loss)	(497,752)
Realized gain distributions	1,224,321
Net change in unrealized appreciation (depreciation)	(556,833)
Net gain (loss)	169,736

Increase (decrease) in net assets from operations	$538,759

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$369,023	$408,781
Net realized gain (loss)	(497,752)	(610,483)
Realized gain distributions	1,224,321	990,723
Net change in unrealized appreciation (depreciation)	(556,833)	5,757,460

Increase (decrease) in net assets from operations	538,759	6,546,481

Contract owner transactions:
Proceeds from units sold	6,210,585	5,118,731
Cost of units redeemed	(14,347,744)	(10,624,278)
Account charges	(422,703)	(479,105)
Increase (decrease)	(8,559,862)	(5,984,652)
Net increase (decrease)	(8,021,103)	561,829
Net assets, beginning	53,048,743	52,486,914
Net assets, ending	$45,027,640	$53,048,743

Units sold	901,282	881,489
Units redeemed	(2,088,732)	(1,857,799)
Net increase (decrease)	(1,187,450)	(976,310)
Units outstanding, beginning	7,398,534	8,374,844
Units outstanding, ending	6,211,084	7,398,534

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$156,480,059
Cost of units redeemed	(112,157,929)
Account charges	(4,802,007)
Net investment income (loss)	5,578,651
Net realized gain (loss)	(1,575,684)
Realized gain distributions	3,939,026
Net change in unrealized appreciation (depreciation)	(2,434,476)
$45,027,640

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.84	1,158	$6,763	N/A	2.0%
12/31/2010	5.72	1,435	8,210	N/A	15.0%
12/31/2009	4.98	1,804	8,975	N/A	26.6%
12/31/2008	3.93	2,074	8,151	N/A	-37.0%
12/31/2007	6.24	2,657	16,572	N/A	5.4%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.57	5,053	$38,265	1.30%	0.7%
12/31/2010	7.52	5,964	44,839	1.30%	13.5%
12/31/2009	6.62	6,571	43,512	1.30%	25.0%
12/31/2008	5.30	7,276	38,554	1.30%	-37.8%
12/31/2007	8.52	6,592	56,169	1.30%	4.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.8%
2010	1.8%
2009	2.4%
2008	2.3%
2007	3.7%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Mid Cap Portfolio Service 2 Class - 922176805

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,504,887	$9,396,615	437,458
Receivables: investments sold	—
Payables: investments purchased	(2,315)
Net assets	$12,502,572

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$290,344	38,980	$7.45
Band B	12,212,228	1,697,331	7.19
Total	$12,502,572	1,736,311

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$3,062
Mortality & expense charges	(184,194)
Net investment income (loss)	(181,132)

Gain (loss) on investments:
Net realized gain (loss)	703,142
Realized gain distributions	24,068
Net change in unrealized appreciation (depreciation)	(2,314,560)
Net gain (loss)	(1,587,350)

Increase (decrease) in net assets from operations	$(1,768,482)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(181,132)	$(169,211)
Net realized gain (loss)	703,142	744,500
Realized gain distributions	24,068	48,107
Net change in unrealized appreciation (depreciation)	(2,314,560)	2,900,749

Increase (decrease) in net assets from operations	(1,768,482)	3,524,145

Contract owner transactions:
Proceeds from units sold	1,666,989	1,489,905
Cost of units redeemed	(2,953,391)	(3,571,146)
Account charges	(129,015)	(136,569)
Increase (decrease)	(1,415,417)	(2,217,810)
Net increase (decrease)	(3,183,899)	1,306,335
Net assets, beginning	15,686,471	14,380,136
Net assets, ending	$12,502,572	$15,686,471

Units sold	222,286	234,724
Units redeemed	(403,615)	(548,764)
Net increase (decrease)	(181,329)	(314,040)
Units outstanding, beginning	1,917,640	2,231,680
Units outstanding, ending	1,736,311	1,917,640

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$15,877,153
Cost of units redeemed	(7,405,546)
Account charges	(335,218)
Net investment income (loss)	(392,179)
Net realized gain (loss)	1,512,512
Realized gain distributions	137,578
Net change in unrealized appreciation (depreciation)	3,108,272
$12,502,572

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.45	39	$290	N/A	-10.9%
12/31/2010	8.36	41	342	N/A	28.6%
12/31/2009	6.50	46	298	N/A	30.0%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.19	1,697	$12,212	1.30%	-12.0%
12/31/2010	8.18	1,877	15,344	1.30%	26.9%
12/31/2009	6.44	2,186	14,082	1.30%	28.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.1%
2009	0.7%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Fidelity VIP Overseas Initial Class - 922174503

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,663,790	$3,763,549	268,217
Receivables: investments sold	—
Payables: investments purchased	(7,981)
Net assets	$3,655,809

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,161,752	192,160	$6.05
Band B	2,494,057	313,263	7.96
Total	$3,655,809	505,423

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$61,014
Mortality & expense charges	(41,813)
Net investment income (loss)	19,201

Gain (loss) on investments:
Net realized gain (loss)	(31,890)
Realized gain distributions	9,796
Net change in unrealized appreciation (depreciation)	(859,249)
Net gain (loss)	(881,343)

Increase (decrease) in net assets from operations	$(862,142)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,201	$25,494
Net realized gain (loss)	(31,890)	(386,302)
Realized gain distributions	9,796	9,496
Net change in unrealized appreciation (depreciation)	(859,249)	907,801

Increase (decrease) in net assets from operations	(862,142)	556,489

Contract owner transactions:
Proceeds from units sold	604,853	447,896
Cost of units redeemed	(1,490,459)	(1,127,947)
Account charges	(34,965)	(39,395)
Increase (decrease)	(920,571)	(719,446)
Net increase (decrease)	(1,782,713)	(162,957)
Net assets, beginning	5,438,522	5,601,479
Net assets, ending	$3,655,809	$5,438,522

Units sold	73,615	79,807
Units redeemed	(189,466)	(175,508)
Net increase (decrease)	(115,851)	(95,701)
Units outstanding, beginning	621,274	716,975
Units outstanding, ending	505,423	621,274

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$332,491,558
Cost of units redeemed	(330,214,456)
Account charges	(1,455,747)
Net investment income (loss)	1,237,508
Net realized gain (loss)	(5,769,120)
Realized gain distributions	7,465,825
Net change in unrealized appreciation (depreciation)	(99,759)
$3,655,809

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.05	192	$1,162	N/A	-17.2%
12/31/2010	7.30	250	1,828	N/A	13.1%
12/31/2009	6.45	287	1,852	N/A	26.5%
12/31/2008	5.10	422	2,154	N/A	-43.8%
12/31/2007	9.07	520	4,721	N/A	17.3%

	Band B
		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$7.96	313	$2,494	1.30%	-18.2%
12/31/2010	9.74	371	3,611	1.30%	11.7%
12/31/2009	8.72	430	3,750	1.30%	24.9%
12/31/2008	6.98	2,766	19,310	1.30%	-44.5%
12/31/2007	12.59	2,895	36,436	1.30%	15.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.3%
2010	1.3%
2009	0.8%
2008	2.7%
2007	3.4%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Franklin Templeton Small Cap Value Securities - 355150673

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238,125	$227,233	15,051
Receivables: investments sold	—
Payables: investments purchased	(9)
Net assets	$238,116

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$11,014	2,054	$5.36
Band B	227,102	44,423	5.11
Total	$238,116	46,477

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,799
Mortality & expense charges	(3,479)
Net investment income (loss)	(680)

Gain (loss) on investments:
Net realized gain (loss)	15,582
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(32,009)
Net gain (loss)	(16,427)

Increase (decrease) in net assets from operations	$(17,107)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(680)	$(488)
Net realized gain (loss)	15,582	5,061
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(32,009)	40,383

Increase (decrease) in net assets from operations	(17,107)	44,956

Contract owner transactions:
Proceeds from units sold	118,471	232,484
Cost of units redeemed	(134,206)	(30,176)
Account charges	(631)	(428)
Increase (decrease)	(16,366)	201,880
Net increase (decrease)	(33,473)	246,836
Net assets, beginning	271,589	24,753
Net assets, ending	$238,116	$271,589

Units sold	25,661	53,452
Units redeemed	(29,700)	(8,770)
Net increase (decrease)	(4,039)	44,682
Units outstanding, beginning	50,516	5,834
Units outstanding, ending	46,477	50,516

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$405,925
Cost of units redeemed	(192,809)
Account charges	(1,250)
Net investment income (loss)	(1,130)
Net realized gain (loss)	15,816
Realized gain distributions	672
Net change in unrealized appreciation (depreciation)	10,892
$238,116

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$5.36	2	$11	N/A	-3.5%
12/31/2010	5.56	2	12	N/A	28.5%
12/31/2009	4.33	1	3	N/A	29.5%
12/31/2008	3.34	1	3	N/A	-33.2%

	Band B
		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$5.11	44	$227	1.30%	-4.8%
12/31/2010	5.37	48	260	1.30%	26.8%
12/31/2009	4.23	5	22	1.30%	27.9%
12/31/2008	3.31	10	33	1.30%	-33.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.1%
2010	0.6%
2009	0.9%
2008	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Franklin Templeton VIP Founding Funds Allocation - 355150236

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$332,385	$324,900	43,561
Receivables: investments sold	—
Payables: investments purchased	(11)
Net assets	$332,374

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,683	1,394	$4.79
Band B	325,691	71,258	4.57
Total	$332,374	72,652

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$49
Mortality & expense charges	(4,042)
Net investment income (loss)	(3,993)

Gain (loss) on investments:
Net realized gain (loss)	4,005
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(13,336)
Net gain (loss)	(9,331)

Increase (decrease) in net assets from operations	$(13,324)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,993)	$4,542
Net realized gain (loss)	4,005	5,052
Realized gain distributions	—	22
Net change in unrealized appreciation (depreciation)	(13,336)	13,162

Increase (decrease) in net assets from operations	(13,324)	22,778

Contract owner transactions:
Proceeds from units sold	72,241	189,893
Cost of units redeemed	(46,183)	(37,158)
Account charges	(2,162)	(1,811)
Increase (decrease)	23,896	150,924
Net increase (decrease)	10,572	173,702
Net assets, beginning	321,802	148,100
Net assets, ending	$332,374	$321,802

Units sold	14,670	45,365
Units redeemed	(10,336)	(11,321)
Net increase (decrease)	4,334	34,044
Units outstanding, beginning	68,318	34,274
Units outstanding, ending	72,652	68,318

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$502,395
Cost of units redeemed	(165,249)
Account charges	(5,139)
Net investment income (loss)	3,953
Net realized gain (loss)	(11,556)
Realized gain distributions	485
Net change in unrealized appreciation (depreciation)	7,485
$332,374

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$4.79	1	$7	N/A	-1.3%
12/31/2010	4.86	8	40	N/A	10.6%
12/31/2009	4.39	10	42	N/A	30.5%
12/31/2008	3.36	3	10	N/A	-32.7%

	Band B
		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$4.57	71	$326	1.30%	-2.6%
12/31/2010	4.69	60	282	1.30%	9.2%
12/31/2009	4.29	25	106	1.30%	28.8%
12/31/2008	3.33	2	5	1.30%	-33.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	2.9%
2009	4.4%
2008	6.5%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Franklin Templeton VIP Templeton Foreign Securities Fund - 355150392

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,180,960	$24,558,429	2,163,714
Receivables: investments sold	—
Payables: investments purchased	(4,704)
Net assets	$27,176,256

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$645,260	97,159	$6.64
Band B	26,530,996	4,135,717	6.42
Total	$27,176,256	4,232,876

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$512,066
Mortality & expense charges	(389,044)
Net investment income (loss)	123,022

Gain (loss) on investments:
Net realized gain (loss)	948,216
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(4,804,821)
Net gain (loss)	(3,856,605)

Increase (decrease) in net assets from operations	$(3,733,583)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$123,022	$169,010
Net realized gain (loss)	948,216	489,836
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(4,804,821)	1,494,212

Increase (decrease) in net assets from operations	(3,733,583)	2,153,058

Contract owner transactions:
Proceeds from units sold	6,149,717	4,430,043
Cost of units redeemed	(6,567,535)	(4,370,328)
Account charges	(273,784)	(271,770)
Increase (decrease)	(691,602)	(212,055)
Net increase (decrease)	(4,425,185)	1,941,003
Net assets, beginning	31,601,441	29,660,438
Net assets, ending	$27,176,256	$31,601,441

Units sold	883,787	730,113
Units redeemed	(994,325)	(750,290)
Net increase (decrease)	(110,538)	(20,177)
Units outstanding, beginning	4,343,414	4,363,591
Units outstanding, ending	4,232,876	4,343,414

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$36,360,907
Cost of units redeemed	(12,803,982)
Account charges	(689,856)
Net investment income (loss)	102,910
Net realized gain (loss)	1,583,746
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	2,622,531
$27,176,256

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.64	97	$645	N/A	-10.6%
12/31/2010	7.43	94	700	N/A	8.4%
12/31/2009	6.86	89	610	N/A	37.1%

	Band B
		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.42	4,136	$26,531	1.30%	-11.8%
12/31/2010	7.27	4,249	30,902	1.30%	7.0%
12/31/2009	6.80	4,275	29,051	1.30%	35.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	1.8%
2009	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Templeton Global Income Securities - 355150707

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,543,089	$2,617,296	137,411
Receivables: investments sold	14,132
Payables: investments purchased	—
Net assets	$2,557,221

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$421,920	61,490	$6.86
Band B	2,135,301	326,383	6.54
Total	$2,557,221	387,873

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$128,513
Mortality & expense charges	(24,559)
Net investment income (loss)	103,954

Gain (loss) on investments:
Net realized gain (loss)	65,606
Realized gain distributions	14,437
Net change in unrealized appreciation (depreciation)	(230,911)
Net gain (loss)	(150,868)

Increase (decrease) in net assets from operations	$(46,914)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$103,954	$5,475
Net realized gain (loss)	65,606	32,891
Realized gain distributions	14,437	3,117
Net change in unrealized appreciation (depreciation)	(230,911)	114,414

Increase (decrease) in net assets from operations	(46,914)	155,897

Contract owner transactions:
Proceeds from units sold	1,259,683	1,226,854
Cost of units redeemed	(561,306)	(339,004)
Account charges	(14,064)	(8,239)
Increase (decrease)	684,313	879,611
Net increase (decrease)	637,399	1,035,508
Net assets, beginning	1,919,822	884,314
Net assets, ending	$2,557,221	$1,919,822

Units sold	194,849	193,674
Units redeemed	(93,009)	(57,104)
Net increase (decrease)	101,840	136,570
Units outstanding, beginning	286,033	149,463
Units outstanding, ending	387,873	286,033

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,555,677
Cost of units redeemed	(1,203,920)
Account charges	(27,428)
Net investment income (loss)	185,385
Net realized gain (loss)	104,160
Realized gain distributions	17,554
Net change in unrealized appreciation (depreciation)	(74,207)
$2,557,221

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.86	61	$422	N/A	-0.6%
12/31/2010	6.90	53	366	N/A	14.7%
12/31/2009	6.02	32	190	N/A	19.0%
12/31/2008	5.06	40	203	N/A	1.2%

	Band B
		Units		Expense as a
		Outstanding	Net Assets	% of Average
	Unit Value	(000s)	(000s)	Net Assets	Total Return
12/31/2011	$6.54	326	$2,135	1.30%	-1.9%
12/31/2010	6.67	233	1,554	1.30%	13.2%
12/31/2009	5.89	118	694	1.30%	17.4%
12/31/2008	5.01	53	268	1.30%	0.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	5.7%
2010	1.4%
2009	12.1%
2008	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Invesco V.I. Core Equity Fund Series II Class - 008892671

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,961	$12,273	488
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$12,961

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,413	208	$6.79
Band B	11,548	1,760	6.56
Total	$12,961	1,968

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$100
Mortality & expense charges	(150)
Net investment income (loss)	(50)

Gain (loss) on investments:
Net realized gain (loss)	19
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(165)
Net gain (loss)	(146)

Increase (decrease) in net assets from operations	$(196)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(50)	$(26)
Net realized gain (loss)	19	46
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(165)	804

Increase (decrease) in net assets from operations	(196)	824

Contract owner transactions:
Proceeds from units sold	838	22,836
Cost of units redeemed	(49)	(15,855)
Account charges	(27)	(23)
Increase (decrease)	762	6,958
Net increase (decrease)	566	7,782
Net assets, beginning	12,395	4,613
Net assets, ending	$12,961	$12,395

Units sold	123	3,693
Units redeemed	(10)	(2,583)
Net increase (decrease)	113	1,110
Units outstanding, beginning	1,855	745
Units outstanding, ending	1,968	1,855

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$43,574
Cost of units redeemed	(31,936)
Account charges	(71)
Net investment income (loss)	(115)
Net realized gain (loss)	821
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	688
$12,961

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.79	0	$1	N/A	-0.3%
12/31/2010	6.81	0	1	N/A	9.2%
12/31/2009	6.24	0	1	N/A	24.7%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.56	2	$12	1.30%	-1.6%
12/31/2010	6.67	2	11	1.30%	7.8%
12/31/2009	6.18	1	4	1.30%	23.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.8%
2010	2.5%
2009	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Invesco V.I. Global Health Care Fund Investor Class - 008892416

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$763,500	$643,184	43,953
Receivables: investments sold	—
Payables: investments purchased	(26)
Net assets	$763,474

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$408,144	61,393	$6.65
Band B	355,330	45,760	7.77
Total	$763,474	107,153

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(4,787)
Net investment income (loss)	(4,787)

Gain (loss) on investments:
Net realized gain (loss)	(6,704)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	37,185
Net gain (loss)	30,481

Increase (decrease) in net assets from operations	$25,694

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,787)	$(4,647)
Net realized gain (loss)	(6,704)	(67,885)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	37,185	108,884

Increase (decrease) in net assets from operations	25,694	36,352

Contract owner transactions:
Proceeds from units sold	53,109	134,606
Cost of units redeemed	(136,989)	(258,828)
Account charges	(7,876)	(8,280)
Increase (decrease)	(91,756)	(132,502)
Net increase (decrease)	(66,062)	(96,150)
Net assets, beginning	829,536	925,686
Net assets, ending	$763,474	$829,536

Units sold	7,115	18,169
Units redeemed	(21,030)	(38,199)
Net increase (decrease)	(13,915)	(20,030)
Units outstanding, beginning	121,068	141,098
Units outstanding, ending	107,153	121,068

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,044,035
Cost of units redeemed	(2,519,150)
Account charges	(116,900)
Net investment income (loss)	(42,605)
Net realized gain (loss)	8,696
Realized gain distributions	269,082
Net change in unrealized appreciation (depreciation)	120,316
$763,474

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.65	61	$408	N/A	3.9%
12/31/2010	6.40	74	473	N/A	5.3%
12/31/2009	6.07	84	512	N/A	27.7%
12/31/2008	4.76	112	535	N/A	-28.6%
12/31/2007	6.66	154	1,024	N/A	11.9%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.77	46	$355	1.30%	2.6%
12/31/2010	7.57	47	357	1.30%	3.9%
12/31/2009	7.28	57	414	1.30%	26.0%
12/31/2008	5.78	85	489	1.30%	-29.5%
12/31/2007	8.20	66	544	1.30%	10.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.3%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Invesco V.I. Global Real Estate Fund Series I Class - 008892523

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,980,056	$18,508,272	1,480,793
Receivables: investments sold	—
Payables: investments purchased	(3,215)
Net assets	$17,976,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$945,508	76,009	$12.44
Band B	17,031,333	1,640,606	10.38
Total	$17,976,841	1,716,615

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$757,928
Mortality & expense charges	(253,329)
Net investment income (loss)	504,599

Gain (loss) on investments:
Net realized gain (loss)	(1,695,180)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(305,484)
Net gain (loss)	(2,000,664)

Increase (decrease) in net assets from operations	$(1,496,065)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$504,599	$792,304
Net realized gain (loss)	(1,695,180)	(2,267,895)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(305,484)	4,641,254

Increase (decrease) in net assets from operations	(1,496,065)	3,165,663

Contract owner transactions:
Proceeds from units sold	2,039,172	2,284,398
Cost of units redeemed	(4,855,889)	(4,750,436)
Account charges	(179,090)	(194,203)
Increase (decrease)	(2,995,807)	(2,660,241)
Net increase (decrease)	(4,491,872)	505,422
Net assets, beginning	22,468,713	21,963,291
Net assets, ending	$17,976,841	$22,468,713

Units sold	194,422	245,100
Units redeemed	(458,591)	(512,687)
Net increase (decrease)	(264,169)	(267,587)
Units outstanding, beginning	1,980,784	2,248,371
Units outstanding, ending	1,716,615	1,980,784

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$42,240,461
Cost of units redeemed	(22,708,303)
Account charges	(800,893)
Net investment income (loss)	2,664,617
Net realized gain (loss)	(6,109,405)
Realized gain distributions	3,218,580
Net change in unrealized appreciation (depreciation)	(528,216)
$17,976,841

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$12.44	76	$946	N/A	-6.5%
12/31/2010	13.31	91	1,211	N/A	17.5%
12/31/2009	11.32	98	1,112	N/A	31.5%
12/31/2008	8.61	123	1,063	N/A	-44.6%
12/31/2007	15.55	132	2,056	N/A	-5.5%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$10.38	1,641	$17,031	1.30%	-7.7%
12/31/2010	11.25	1,890	21,258	1.30%	16.0%
12/31/2009	9.70	2,150	20,852	1.30%	29.8%
12/31/2008	7.47	1,821	13,604	1.30%	-45.4%
12/31/2007	13.67	288	3,933	1.30%	-6.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.7%
2010	4.8%
2009	0.0%
2008	12.6%
2007	5.9%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Invesco V.I. High Yield Fund Series I Class - 008892846

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,488,384	$13,147,770	2,671,996
Receivables: investments sold	—
Payables: investments purchased	(21,520)
Net assets	$13,466,864

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$609,413	74,796	$8.15
Band B	12,857,451	1,743,485	7.37
Total	$13,466,864	1,818,281

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,200,101
Mortality & expense charges	(195,526)
Net investment income (loss)	1,004,575

Gain (loss) on investments:
Net realized gain (loss)	(1,084,954)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	120,397
Net gain (loss)	(964,557)

Increase (decrease) in net assets from operations	$40,018

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,004,575	$1,496,457
Net realized gain (loss)	(1,084,954)	(395,192)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	120,397	902,735

Increase (decrease) in net assets from operations	40,018	2,004,000

Contract owner transactions:
Proceeds from units sold	2,160,716	2,572,527
Cost of units redeemed	(6,404,442)	(4,008,643)
Account charges	(138,805)	(163,636)
Increase (decrease)	(4,382,531)	(1,599,752)
Net increase (decrease)	(4,342,513)	404,248
Net assets, beginning	17,809,377	17,405,129
Net assets, ending	$13,466,864	$17,809,377

Units sold	320,761	396,833
Units redeemed	(901,175)	(627,261)
Net increase (decrease)	(580,414)	(230,428)
Units outstanding, beginning	2,398,695	2,629,123
Units outstanding, ending	1,818,281	2,398,695

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$33,823,233
Cost of units redeemed	(24,294,900)
Account charges	(768,008)
Net investment income (loss)	6,896,469
Net realized gain (loss)	(2,530,544)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	340,614
$13,466,864

* Date of Fund Inception into Variable Account: 4/29/2004

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.15	75	$609	N/A	1.0%
12/31/2010	8.07	89	720	N/A	13.6%
12/31/2009	7.11	102	724	N/A	52.8%
12/31/2008	4.65	124	579	N/A	-25.7%
12/31/2007	6.26	138	865	N/A	1.2%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.37	1,743	$12,857	1.30%	-0.3%
12/31/2010	7.40	2,309	17,089	1.30%	12.1%
12/31/2009	6.60	2,527	16,681	1.30%	50.8%
12/31/2008	4.38	2,688	11,765	1.30%	-26.7%
12/31/2007	5.97	2,219	13,241	1.30%	-0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.7%
2010	9.7%
2009	8.5%
2008	11.8%
2007	8.5%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Invesco V.I. International Growth Fund Series II Class - 008892655

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,826,644	$20,732,087	913,425
Receivables: investments sold	—
Payables: investments purchased	(4,485)
Net assets	$23,822,159

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$633,291	90,757	$6.98
Band B	23,188,868	3,440,336	6.74
Total	$23,822,159	3,531,093

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$287,312
Mortality & expense charges	(323,530)
Net investment income (loss)	(36,218)

Gain (loss) on investments:
Net realized gain (loss)	800,626
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,990,865)
Net gain (loss)	(2,190,239)

Increase (decrease) in net assets from operations	$(2,226,457)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(36,218)	$132,972
Net realized gain (loss)	800,626	419,868
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,990,865)	2,054,767

Increase (decrease) in net assets from operations	(2,226,457)	2,607,607

Contract owner transactions:
Proceeds from units sold	5,941,281	3,021,717
Cost of units redeemed	(5,331,960)	(3,631,151)
Account charges	(229,474)	(221,725)
Increase (decrease)	379,847	(831,159)
Net increase (decrease)	(1,846,610)	1,776,448
Net assets, beginning	25,668,769	23,892,321
Net assets, ending	$23,822,159	$25,668,769

Units sold	834,368	498,943
Units redeemed	(797,786)	(621,107)
Net increase (decrease)	36,582	(122,164)
Units outstanding, beginning	3,494,511	3,616,675
Units outstanding, ending	3,531,093	3,494,511

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$30,189,282
Cost of units redeemed	(10,438,656)
Account charges	(566,022)
Net investment income (loss)	234,578
Net realized gain (loss)	1,308,420
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	3,094,557
$23,822,159

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.98	91	$633	N/A	-7.0%
12/31/2010	7.50	83	621	N/A	12.6%
12/31/2009	6.66	79	527	N/A	33.2%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.74	3,440	$23,189	1.30%	-8.2%
12/31/2010	7.34	3,412	25,048	1.30%	11.2%
12/31/2009	6.60	3,538	23,366	1.30%	32.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.2%
2010	1.7%
2009	2.4%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Invesco V.I. Utilities Fund Series I Class - 008892259

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,154,604	$1,747,829	128,709
Receivables: investments sold	8
Payables: investments purchased	—
Net assets	$2,154,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$566,210	63,789	$8.88
Band B	1,588,402	144,552	10.99
Total	$2,154,612	208,341

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$66,423
Mortality & expense charges	(19,975)
Net investment income (loss)	46,448

Gain (loss) on investments:
Net realized gain (loss)	(143,599)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	407,764
Net gain (loss)	264,165

Increase (decrease) in net assets from operations	$310,613

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$46,448	$58,157
Net realized gain (loss)	(143,599)	(501,777)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	407,764	547,870

Increase (decrease) in net assets from operations	310,613	104,250

Contract owner transactions:
Proceeds from units sold	177,342	312,811
Cost of units redeemed	(563,266)	(759,788)
Account charges	(15,277)	(18,564)
Increase (decrease)	(401,201)	(465,541)
Net increase (decrease)	(90,588)	(361,291)
Net assets, beginning	2,245,200	2,606,491
Net assets, ending	$2,154,612	$2,245,200

Units sold	21,088	36,738
Units redeemed	(64,652)	(94,406)
Net increase (decrease)	(43,564)	(57,668)
Units outstanding, beginning	251,905	309,573
Units outstanding, ending	208,341	251,905

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$10,671,390
Cost of units redeemed	(10,027,700)
Account charges	(250,659)
Net investment income (loss)	571,568
Net realized gain (loss)	(53,914)
Realized gain distributions	837,152
Net change in unrealized appreciation (depreciation)	406,775
$2,154,612

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.88	64	$566	N/A	16.4%
12/31/2010	7.62	84	641	N/A	6.3%
12/31/2009	7.17	110	791	N/A	14.9%
12/31/2008	6.24	152	950	N/A	-32.4%
12/31/2007	9.22	179	1,652	N/A	20.6%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$10.99	145	$1,588	1.30%	14.9%
12/31/2010	9.56	168	1,604	1.30%	4.9%
12/31/2009	9.11	199	1,816	1.30%	13.4%
12/31/2008	8.03	301	2,420	1.30%	-33.2%
12/31/2007	12.03	348	4,185	1.30%	19.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.0%
2010	3.3%
2009	3.8%
2008	2.6%
2007	2.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Invesco V.I. Dividend Growth - Series 1 Class - 00888X104

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$426,691	$456,470	30,389
Receivables: investments sold	—
Payables: investments purchased	(14)
Net assets	$426,677

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$92,427	20,039	$4.61
Band B	334,250	73,107	4.57
Total	$426,677	93,146

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(2,656)
Net investment income (loss)	(2,656)

Gain (loss) on investments:
Net realized gain (loss)	(2,690)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(29,779)
Net gain (loss)	(32,469)

Increase (decrease) in net assets from operations	$(35,125)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,656)	$—
Net realized gain (loss)	(2,690)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(29,779)	—

Increase (decrease) in net assets from operations	(35,125)	—

Contract owner transactions:
Proceeds from units sold	494,499	—
Cost of units redeemed	(30,656)	—
Account charges	(2,041)	—
Increase (decrease)	461,802	—
Net increase (decrease)	426,677	—
Net assets, beginning	—	—
Net assets, ending	$426,677	$—

Units sold	100,220	—
Units redeemed	(7,074)	—
Net increase (decrease)	93,146	—
Units outstanding, beginning	—	—
Units outstanding, ending	93,146	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$494,499
Cost of units redeemed	(30,656)
Account charges	(2,041)
Net investment income (loss)	(2,656)
Net realized gain (loss)	(2,690)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(29,779)
$426,677

* Date of Fund Inception into Variable Account: 4/28/2011

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$4.61	20	$92	N/A	-7.8%
12/31/2010	5.00	0	0	N/A	0.0%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$4.57	73	$334	1.30%	-8.6%
12/31/2010	5.00	0	0	1.30%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Invesco V.I. Capital Development - Series 1 Class - 008892853

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$603,658	$720,324	48,486
Receivables: investments sold	12
Payables: investments purchased	—
Net assets	$603,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$231,841	56,126	$4.13
Band B	371,829	90,809	4.09
Total	$603,670	146,935

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(3,414)
Net investment income (loss)	(3,414)

Gain (loss) on investments:
Net realized gain (loss)	(27,597)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(116,666)
Net gain (loss)	(144,263)

Increase (decrease) in net assets from operations	$(147,677)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,414)	$—
Net realized gain (loss)	(27,597)	—
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(116,666)	—

Increase (decrease) in net assets from operations	(147,677)	—

Contract owner transactions:
Proceeds from units sold	910,764	—
Cost of units redeemed	(155,624)	—
Account charges	(3,793)	—
Increase (decrease)	751,347	—
Net increase (decrease)	603,670	—
Net assets, beginning	—	—
Net assets, ending	$603,670	$—

Units sold	185,374	—
Units redeemed	(38,439)	—
Net increase (decrease)	146,935	—
Units outstanding, beginning	—	—
Units outstanding, ending	146,935	—

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$910,764
Cost of units redeemed	(155,624)
Account charges	(3,793)
Net investment income (loss)	(3,414)
Net realized gain (loss)	(27,597)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(116,666)
$603,670

* Date of Fund Inception into Variable Account: 4/28/2011

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$4.13	56	$232	N/A	-17.4%
12/31/2010	5.00	0	0	N/A	0.0%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$4.09	91	$372	1.30%	-18.1%
12/31/2010	5.00	0	0	1.30%	0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Janus Aspen Flexible Bond Portfolio Institutional Class - 471021501

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,623,919	$80,860,674	6,810,416
Receivables: investments sold	8,006
Payables: investments purchased	—
Net assets	$83,631,925

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,443,150	584,515	$11.02
Band B	77,188,775	9,965,520	7.75
Total	$83,631,925	10,550,035

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$6,481,267
Mortality & expense charges	(1,017,337)
Net investment income (loss)	5,463,930

Gain (loss) on investments:
Net realized gain (loss)	1,285,188
Realized gain distributions	1,787,901
Net change in unrealized appreciation (depreciation)	(3,984,521)
Net gain (loss)	(911,432)

Increase (decrease) in net assets from operations	$4,552,498

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,463,930	$4,339,551
Net realized gain (loss)	1,285,188	1,004,135
Realized gain distributions	1,787,901	278,458
Net change in unrealized appreciation (depreciation)	(3,984,521)	(151,462)

Increase (decrease) in net assets from operations	4,552,498	5,470,682

Contract owner transactions:
Proceeds from units sold	13,855,245	15,601,231
Cost of units redeemed	(20,298,389)	(14,794,609)
Account charges	(731,092)	(786,399)
Increase (decrease)	(7,174,236)	20,223
Net increase (decrease)	(2,621,738)	5,490,905
Net assets, beginning	86,253,663	80,762,758
Net assets, ending	$83,631,925	$86,253,663

Units sold	1,973,616	2,270,453
Units redeemed	(2,872,503)	(2,262,985)
Net increase (decrease)	(898,887)	7,468
Units outstanding, beginning	11,448,922	11,441,454
Units outstanding, ending	10,550,035	11,448,922

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$200,445,995
Cost of units redeemed	(144,318,188)
Account charges	(5,029,316)
Net investment income (loss)	24,400,234
Net realized gain (loss)	2,196,004
Realized gain distributions	3,173,951
Net change in unrealized appreciation (depreciation)	2,763,245
$83,631,925

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$11.02	585	$6,443	N/A	6.7%
12/31/2010	10.33	704	7,266	N/A	8.0%
12/31/2009	9.56	693	6,630	N/A	13.2%
12/31/2008	8.45	934	7,891	N/A	6.0%
12/31/2007	7.97	1,055	8,408	N/A	7.0%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.75	9,966	$77,189	1.30%	5.4%
12/31/2010	7.35	10,745	78,988	1.30%	6.6%
12/31/2009	6.90	10,748	74,133	1.30%	11.8%
12/31/2008	6.17	15,904	98,155	1.30%	4.7%
12/31/2007	5.90	13,967	82,369	1.30%	5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	7.6%
2010	6.4%
2009	4.4%
2008	4.6%
2007	6.2%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Janus Aspen Forty Portfolio Institutional Class - 471021865

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$363,183	$360,746	10,932
Receivables: investments sold	—
Payables: investments purchased	—
Net assets	$363,183

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$47,158	11,786	$4.00
Band B	316,025	82,842	3.81
Total	$363,183	94,628

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,459
Mortality & expense charges	(4,202)
Net investment income (loss)	(2,743)

Gain (loss) on investments:
Net realized gain (loss)	18,908
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(48,697)
Net gain (loss)	(29,789)

Increase (decrease) in net assets from operations	$(32,532)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,743)	$(3,025)
Net realized gain (loss)	18,908	33,430
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(48,697)	(21,032)

Increase (decrease) in net assets from operations	(32,532)	9,373

Contract owner transactions:
Proceeds from units sold	89,737	85,572
Cost of units redeemed	(98,272)	(238,450)
Account charges	(2,331)	(3,747)
Increase (decrease)	(10,866)	(156,625)
Net increase (decrease)	(43,398)	(147,252)
Net assets, beginning	406,581	553,833
Net assets, ending	$363,183	$406,581

Units sold	21,277	22,557
Units redeemed	(24,111)	(65,106)
Net increase (decrease)	(2,834)	(42,549)
Units outstanding, beginning	97,462	140,011
Units outstanding, ending	94,628	97,462

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$905,441
Cost of units redeemed	(549,941)
Account charges	(10,245)
Net investment income (loss)	(8,583)
Net realized gain (loss)	24,074
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	2,437
$363,183

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$4.00	12	$47	N/A	-6.7%
12/31/2010	4.29	20	85	N/A	6.7%
12/31/2009	4.02	40	162	N/A	46.3%
12/31/2008	2.75	41	112	N/A	-45.1%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$3.81	83	$316	1.30%	-7.9%
12/31/2010	4.14	78	322	1.30%	5.4%
12/31/2009	3.93	100	392	1.30%	44.4%
12/31/2008	2.72	43	118	1.30%	-45.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.3%
2009	0.0%
2008	0.1%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Janus Aspen Overseas Service Class - 471021667

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$402,085	$553,783	10,744
Receivables: investments sold	—
Payables: investments purchased	(11)
Net assets	$402,074

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$75,034	12,322	$6.09
Band B	327,040	55,599	5.88
Total	$402,074	67,921

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,198
Mortality & expense charges	(5,892)
Net investment income (loss)	(3,694)

Gain (loss) on investments:
Net realized gain (loss)	(5,423)
Realized gain distributions	5,784
Net change in unrealized appreciation (depreciation)	(214,871)
Net gain (loss)	(214,510)

Increase (decrease) in net assets from operations	$(218,204)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,694)	$(1,488)
Net realized gain (loss)	(5,423)	6,588
Realized gain distributions	5,784	—
Net change in unrealized appreciation (depreciation)	(214,871)	60,221

Increase (decrease) in net assets from operations	(218,204)	65,321

Contract owner transactions:
Proceeds from units sold	131,295	591,029
Cost of units redeemed	(115,418)	(116,811)
Account charges	(3,986)	(2,328)
Increase (decrease)	11,891	471,890
Net increase (decrease)	(206,313)	537,211
Net assets, beginning	608,387	71,176
Net assets, ending	$402,074	$608,387

Units sold	15,670	74,695
Units redeemed	(16,506)	(15,890)
Net increase (decrease)	(836)	58,805
Units outstanding, beginning	68,757	9,952
Units outstanding, ending	67,921	68,757

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$833,349
Cost of units redeemed	(274,518)
Account charges	(6,452)
Net investment income (loss)	(5,320)
Net realized gain (loss)	929
Realized gain distributions	5,784
Net change in unrealized appreciation (depreciation)	(151,698)
$402,074

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.09	12	$75	N/A	-32.3%
12/31/2010	9.00	15	133	N/A	25.0%
12/31/2009	7.20	2	17	N/A	44.0%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.88	56	$327	1.30%	-33.2%
12/31/2010	8.81	54	475	1.30%	23.4%
12/31/2009	7.14	8	54	1.30%	42.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.6%
2009	0.2%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Janus Aspen Perkins Mid Cap Value Portfolio Service Class - 471021451

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$197,997	$197,308	13,042
Receivables: investments sold	—
Payables: investments purchased	(5)
Net assets	$197,992

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$42,034	6,113	$6.88
Band B	155,958	23,480	6.64
Total	$197,992	29,593

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,416
Mortality & expense charges	(2,605)
Net investment income (loss)	(1,189)

Gain (loss) on investments:
Net realized gain (loss)	15,042
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(22,646)
Net gain (loss)	(7,604)

Increase (decrease) in net assets from operations	$(8,793)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,189)	$(655)
Net realized gain (loss)	15,042	1,463
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(22,646)	22,121

Increase (decrease) in net assets from operations	(8,793)	22,929

Contract owner transactions:
Proceeds from units sold	146,054	145,655
Cost of units redeemed	(130,437)	(14,485)
Account charges	(905)	(502)
Increase (decrease)	14,712	130,668
Net increase (decrease)	5,919	153,597
Net assets, beginning	192,073	38,476
Net assets, ending	$197,992	$192,073

Units sold	21,108	23,599
Units redeemed	(19,104)	(2,327)
Net increase (decrease)	2,004	21,272
Units outstanding, beginning	27,589	6,317
Units outstanding, ending	29,593	27,589

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$336,192
Cost of units redeemed	(152,096)
Account charges	(1,433)
Net investment income (loss)	(1,868)
Net realized gain (loss)	16,508
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	689
$197,992

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.88	6	$42	N/A	-3.0%
12/31/2010	7.09	5	34	N/A	15.4%
12/31/2009	6.14	0	0	N/A	22.9%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.64	23	$156	1.30%	-4.2%
12/31/2010	6.94	23	158	1.30%	13.9%
12/31/2009	6.09	6	38	1.30%	21.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.7%
2010	0.8%
2009	0.3%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Janus Aspen Worldwide Portfolio Institutional Class - 471021303

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,161,089	$5,728,737	199,806
Receivables: investments sold	—
Payables: investments purchased	(78)
Net assets	$5,161,011

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,105,977	420,224	$5.01
Band B	3,055,034	506,155	6.04
Total	$5,161,011	926,379

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$35,446
Mortality & expense charges	(47,643)
Net investment income (loss)	(12,197)

Gain (loss) on investments:
Net realized gain (loss)	181,666
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,067,491)
Net gain (loss)	(885,825)

Increase (decrease) in net assets from operations	$(898,022)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,197)	$(8,294)
Net realized gain (loss)	181,666	134,754
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(1,067,491)	868,967

Increase (decrease) in net assets from operations	(898,022)	995,427

Contract owner transactions:
Proceeds from units sold	386,937	1,046,001
Cost of units redeemed	(1,660,446)	(1,795,603)
Account charges	(45,761)	(70,183)
Increase (decrease)	(1,319,270)	(819,785)
Net increase (decrease)	(2,217,292)	175,642
Net assets, beginning	7,378,303	7,202,661
Net assets, ending	$5,161,011	$7,378,303

Units sold	64,278	168,091
Units redeemed	(275,568)	(314,135)
Net increase (decrease)	(211,290)	(146,044)
Units outstanding, beginning	1,137,669	1,283,713
Units outstanding, ending	926,379	1,137,669

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$76,474,392
Cost of units redeemed	(68,232,268)
Account charges	(1,427,022)
Net investment income (loss)	1,183,676
Net realized gain (loss)	(2,270,119)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(567,648)
$5,161,011

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.01	420	$2,106	N/A	-13.7%
12/31/2010	5.81	537	3,118	N/A	15.8%
12/31/2009	5.02	638	3,202	N/A	37.7%
12/31/2008	3.64	777	2,829	N/A	-44.7%
12/31/2007	6.58	1,045	6,879	N/A	9.6%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.04	506	$3,055	1.30%	-14.9%
12/31/2010	7.09	601	4,260	1.30%	14.3%
12/31/2009	6.20	645	4,000	1.30%	35.9%
12/31/2008	4.56	734	3,348	1.30%	-45.4%
12/31/2007	8.35	892	7,450	1.30%	8.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.6%
2009	1.4%
2008	1.2%
2007	0.8%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Neuberger Berman AMT Mid Cap Growth Portfolio S Class - 641222856

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$339,821	$353,108	12,612
Receivables: investments sold	—
Payables: investments purchased	(11)
Net assets	$339,810

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$21,087	2,569	$8.21
Band B	318,723	40,197	7.93
Total	$339,810	42,766

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(3,250)
Net investment income (loss)	(3,250)

Gain (loss) on investments:
Net realized gain (loss)	21,645
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(29,664)
Net gain (loss)	(8,019)

Increase (decrease) in net assets from operations	$(11,269)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,250)	$(437)
Net realized gain (loss)	21,645	1,112
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(29,664)	16,337

Increase (decrease) in net assets from operations	(11,269)	17,012

Contract owner transactions:
Proceeds from units sold	449,970	142,143
Cost of units redeemed	(238,266)	(18,030)
Account charges	(2,335)	(307)
Increase (decrease)	209,369	123,806
Net increase (decrease)	198,100	140,818
Net assets, beginning	141,710	892
Net assets, ending	$339,810	$141,710

Units sold	57,885	20,109
Units redeemed	(32,759)	(2,610)
Net increase (decrease)	25,126	17,499
Units outstanding, beginning	17,640	141
Units outstanding, ending	42,766	17,640

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$592,965
Cost of units redeemed	(256,296)
Account charges	(2,642)
Net investment income (loss)	(3,687)
Net realized gain (loss)	22,757
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(13,287)
$339,810

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.21	3	$21	N/A	0.3%
12/31/2010	8.19	2	18	N/A	28.7%
12/31/2009	6.36	0	0	N/A	27.2%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.93	40	$319	1.30%	-1.0%
12/31/2010	8.01	15	124	1.30%	27.1%
12/31/2009	6.30	0	1	1.30%	26.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Neuberger Berman AMT Regency Portfolio I Class - 641222708

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,194,781	$1,209,030	83,765
Receivables: investments sold	—
Payables: investments purchased	(292)
Net assets	$1,194,489

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$292,821	30,285	$9.67
Band B	901,668	103,962	8.67
Total	$1,194,489	134,247

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$8,156
Mortality & expense charges	(13,239)
Net investment income (loss)	(5,083)

Gain (loss) on investments:
Net realized gain (loss)	(59,676)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(27,633)
Net gain (loss)	(87,309)

Increase (decrease) in net assets from operations	$(92,392)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,083)	$(3,526)
Net realized gain (loss)	(59,676)	(99,178)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(27,633)	429,031

Increase (decrease) in net assets from operations	(92,392)	326,327

Contract owner transactions:
Proceeds from units sold	146,910	146,676
Cost of units redeemed	(408,490)	(362,324)
Account charges	(7,959)	(8,486)
Increase (decrease)	(269,539)	(224,134)
Net increase (decrease)	(361,931)	102,193
Net assets, beginning	1,556,420	1,454,227
Net assets, ending	$1,194,489	$1,556,420

Units sold	15,588	17,607
Units redeemed	(43,472)	(44,780)
Net increase (decrease)	(27,884)	(27,173)
Units outstanding, beginning	162,131	189,304
Units outstanding, ending	134,247	162,131

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$22,327,568
Cost of units redeemed	(23,592,563)
Account charges	(298,367)
Net investment income (loss)	(240,803)
Net realized gain (loss)	1,715,392
Realized gain distributions	1,297,511
Net change in unrealized appreciation (depreciation)	(14,249)
$1,194,489

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$9.67	30	$293	N/A	-6.5%
12/31/2010	10.34	35	360	N/A	26.2%
12/31/2009	8.20	40	328	N/A	46.6%
12/31/2008	5.59	52	290	N/A	-45.8%
12/31/2007	10.32	69	713	N/A	3.3%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.67	104	$902	1.30%	-7.7%
12/31/2010	9.40	127	1,196	1.30%	24.6%
12/31/2009	7.54	149	1,126	1.30%	44.7%
12/31/2008	5.21	152	792	1.30%	-46.5%
12/31/2007	9.75	200	1,953	1.30%	2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.7%
2009	1.7%
2008	1.1%
2007	0.2%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Neuberger Berman AMT Small Cap Growth Portfolio S Class - 641222880

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$352,741	$370,154	29,081
Receivables: investments sold	26
Payables: investments purchased	—
Net assets	$352,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$84,903	12,577	$6.75
Band B	267,864	44,412	6.03
Total	$352,767	56,989

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(4,006)
Net investment income (loss)	(4,006)

Gain (loss) on investments:
Net realized gain (loss)	(16,402)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	13,883
Net gain (loss)	(2,519)

Increase (decrease) in net assets from operations	$(6,525)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,006)	$(4,147)
Net realized gain (loss)	(16,402)	(21,888)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	13,883	98,486

Increase (decrease) in net assets from operations	(6,525)	72,451

Contract owner transactions:
Proceeds from units sold	28,373	20,756
Cost of units redeemed	(97,608)	(78,737)
Account charges	(2,283)	(2,334)
Increase (decrease)	(71,518)	(60,315)
Net increase (decrease)	(78,043)	12,136
Net assets, beginning	430,810	418,674
Net assets, ending	$352,767	$430,810

Units sold	4,165	5,047
Units redeemed	(15,526)	(15,569)
Net increase (decrease)	(11,361)	(10,522)
Units outstanding, beginning	68,350	78,872
Units outstanding, ending	56,989	68,350

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$4,550,678
Cost of units redeemed	(4,212,485)
Account charges	(49,531)
Net investment income (loss)	(75,282)
Net realized gain (loss)	88,857
Realized gain distributions	67,943
Net change in unrealized appreciation (depreciation)	(17,413)
$352,767

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.75	13	$85	N/A	-1.1%
12/31/2010	6.82	13	92	N/A	19.6%
12/31/2009	5.70	13	74	N/A	22.8%
12/31/2008	4.65	18	85	N/A	-39.5%
12/31/2007	7.68	27	207	N/A	0.5%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.03	44	$268	1.30%	-2.3%
12/31/2010	6.18	55	339	1.30%	18.1%
12/31/2009	5.23	66	345	1.30%	21.2%
12/31/2008	4.32	69	300	1.30%	-40.3%
12/31/2007	7.23	99	719	1.30%	-0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Neuberger Berman Short Duration Bond Portfolio I Class - 007575301

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,176,579	$1,230,062	109,039
Receivables: investments sold	—
Payables: investments purchased	(37)
Net assets	$1,176,542

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$107,408	18,395	$5.84
Band B	1,069,134	204,936	5.22
Total	$1,176,542	223,331

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$48,495
Mortality & expense charges	(13,696)
Net investment income (loss)	34,799

Gain (loss) on investments:
Net realized gain (loss)	(64,601)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	19,182
Net gain (loss)	(45,419)

Increase (decrease) in net assets from operations	$(10,620)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$34,799	$51,855
Net realized gain (loss)	(64,601)	(27,231)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	19,182	27,712

Increase (decrease) in net assets from operations	(10,620)	52,336

Contract owner transactions:
Proceeds from units sold	487,615	239,021
Cost of units redeemed	(577,507)	(294,825)
Account charges	(6,869)	(8,967)
Increase (decrease)	(96,761)	(64,771)
Net increase (decrease)	(107,381)	(12,435)
Net assets, beginning	1,283,923	1,296,358
Net assets, ending	$1,176,542	$1,283,923

Units sold	97,213	46,161
Units redeemed	(115,124)	(58,416)
Net increase (decrease)	(17,911)	(12,255)
Units outstanding, beginning	241,242	253,497
Units outstanding, ending	223,331	241,242

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$95,411,096
Cost of units redeemed	(93,872,994)
Account charges	(1,266,864)
Net investment income (loss)	2,217,096
Net realized gain (loss)	(1,258,309)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(53,483)
$1,176,542

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.84	18	$107	N/A	0.3%
12/31/2010	5.82	23	133	N/A	5.3%
12/31/2009	5.53	24	132	N/A	13.3%
12/31/2008	4.88	33	161	N/A	-13.4%
12/31/2007	5.64	269	1,519	N/A	4.8%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.22	205	$1,069	1.30%	-1.0%
12/31/2010	5.27	218	1,151	1.30%	3.9%
12/31/2009	5.07	230	1,165	1.30%	11.9%
12/31/2008	4.53	254	1,152	1.30%	-14.5%
12/31/2007	5.30	8,975	47,609	1.30%	3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.9%
2010	5.2%
2009	7.4%
2008	0.3%
2007	2.6%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

OneAmerica Asset Director Portfolio O Class - 682444872

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,287,648	$28,842,550	1,680,133
Receivables: investments sold	37,730
Payables: investments purchased	—
Net assets	$28,325,378

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$8,091,092	728,680	$11.10
Band B	20,234,286	2,411,536	8.39
Total	$28,325,378	3,140,216

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$604,369
Mortality & expense charges	(305,223)
Net investment income (loss)	299,146

Gain (loss) on investments:
Net realized gain (loss)	(465,330)
Realized gain distributions	586,834
Net change in unrealized appreciation (depreciation)	(350,646)
Net gain (loss)	(229,142)

Increase (decrease) in net assets from operations	$70,004

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$299,146	$379,614
Net realized gain (loss)	(465,330)	(942,302)
Realized gain distributions	586,834	—
Net change in unrealized appreciation (depreciation)	(350,646)	4,323,923

Increase (decrease) in net assets from operations	70,004	3,761,235

Contract owner transactions:
Proceeds from units sold	941,962	1,959,921
Cost of units redeemed	(8,922,387)	(9,203,893)
Account charges	(248,708)	(317,477)
Increase (decrease)	(8,229,133)	(7,561,449)
Net increase (decrease)	(8,159,129)	(3,800,214)
Net assets, beginning	36,484,507	40,284,721
Net assets, ending	$28,325,378	$36,484,507

Units sold	109,412	221,303
Units redeemed	(1,014,404)	(1,124,427)
Net increase (decrease)	(904,992)	(903,124)
Units outstanding, beginning	4,045,208	4,948,332
Units outstanding, ending	3,140,216	4,045,208

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$112,272,535
Cost of units redeemed	(99,454,664)
Account charges	(4,183,021)
Net investment income (loss)	6,607,742
Net realized gain (loss)	3,023,173
Realized gain distributions	10,614,515
Net change in unrealized appreciation (depreciation)	(554,902)
$28,325,378

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$11.10	729	$8,091	N/A	0.8%
12/31/2010	11.01	920	10,136	N/A	11.8%
12/31/2009	9.85	1,124	11,071	N/A	26.2%
12/31/2008	7.80	1,469	11,465	N/A	-25.4%
12/31/2007	10.47	1,975	20,678	N/A	5.1%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.39	2,412	$20,234	1.30%	-0.5%
12/31/2010	8.43	3,125	26,348	1.30%	10.4%
12/31/2009	7.64	3,824	29,214	1.30%	24.6%
12/31/2008	6.13	4,531	27,784	1.30%	-26.4%
12/31/2007	8.33	5,341	44,497	1.30%	3.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.9%
2010	1.9%
2009	2.5%
2008	3.1%
2007	2.5%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

OneAmerica Investment Grade Bond Portfolio O Class - 682444880

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,527,000	$42,600,824	3,841,002
Receivables: investments sold	—
Payables: investments purchased	(5,942)
Net assets	$44,521,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,623,353	546,530	$10.29
Band B	38,897,705	5,388,188	7.22
Total	$44,521,058	5,934,718

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,522,364
Mortality & expense charges	(501,360)
Net investment income (loss)	1,021,004

Gain (loss) on investments:
Net realized gain (loss)	531,017
Realized gain distributions	518,048
Net change in unrealized appreciation (depreciation)	590,254
Net gain (loss)	1,639,319

Increase (decrease) in net assets from operations	$2,660,323

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,021,004	$1,320,204
Net realized gain (loss)	531,017	325,384
Realized gain distributions	518,048	597,858
Net change in unrealized appreciation (depreciation)	590,254	377,596

Increase (decrease) in net assets from operations	2,660,323	2,621,042

Contract owner transactions:
Proceeds from units sold	7,857,831	9,449,281
Cost of units redeemed	(11,140,825)	(8,917,965)
Account charges	(372,431)	(412,653)
Increase (decrease)	(3,655,425)	118,663
Net increase (decrease)	(995,102)	2,739,705
Net assets, beginning	45,516,160	42,776,455
Net assets, ending	$44,521,058	$45,516,160

Units sold	1,178,277	1,435,256
Units redeemed	(1,652,426)	(1,389,208)
Net increase (decrease)	(474,149)	46,048
Units outstanding, beginning	6,408,867	6,362,819
Units outstanding, ending	5,934,718	6,408,867

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$134,468,878
Cost of units redeemed	(102,620,341)
Account charges	(3,304,780)
Net investment income (loss)	12,318,020
Net realized gain (loss)	357,236
Realized gain distributions	1,375,869
Net change in unrealized appreciation (depreciation)	1,926,176
$44,521,058

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$10.29	547	$5,623	N/A	7.4%
12/31/2010	9.58	670	6,422	N/A	7.3%
12/31/2009	8.93	736	6,572	N/A	15.5%
12/31/2008	7.74	968	7,486	N/A	-1.0%
12/31/2007	7.81	1,095	8,555	N/A	6.4%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.22	5,388	$38,898	1.30%	6.0%
12/31/2010	6.81	5,739	39,095	1.30%	5.9%
12/31/2009	6.43	5,627	36,204	1.30%	14.0%
12/31/2008	5.64	6,577	37,116	1.30%	-2.2%
12/31/2007	5.77	6,268	36,179	1.30%	5.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.4%
2010	4.1%
2009	4.7%
2008	5.4%
2007	5.7%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

OneAmerica Money Market Portfolio O Class - 682444807

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,925,003	$29,925,003	29,893,099
Receivables: investments sold	—
Payables: investments purchased	(31,904)
Net assets	$29,893,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,048,493	4,514,488	$1.34
Band B	23,844,606	22,935,335	1.04
Total	$29,893,099	27,449,823

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$7
Mortality & expense charges	(286,107)
Net investment income (loss)	(286,100)

Gain (loss) on investments:
Net realized gain (loss)	—
Realized gain distributions	10
Net change in unrealized appreciation (depreciation)	—
Net gain (loss)	10

Increase (decrease) in net assets from operations	$(286,090)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(286,100)	$(292,121)
Net realized gain (loss)	—	—
Realized gain distributions	10	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets from operations	(286,090)	(292,121)

Contract owner transactions:
Proceeds from units sold	57,567,126	45,693,965
Cost of units redeemed	(55,054,504)	(52,074,346)
Account charges	(226,252)	(278,955)
Increase (decrease)	2,286,370	(6,659,336)
Net increase (decrease)	2,000,280	(6,951,457)
Net assets, beginning	27,892,819	34,844,276
Net assets, ending	$29,893,099	$27,892,819

Units sold	57,667,112	44,929,681
Units redeemed	(55,284,803)	(50,614,598)
Net increase (decrease)	2,382,309	(5,684,917)
Units outstanding, beginning	25,067,514	30,752,431
Units outstanding, ending	27,449,823	25,067,514

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$3,667,759,403
Cost of units redeemed	(3,637,851,667)
Account charges	(3,228,882)
Net investment income (loss)	3,214,235
Net realized gain (loss)	—
Realized gain distributions	10
Net change in unrealized appreciation (depreciation)	—
$29,893,099

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $1.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$1.34	4,514	$6,048	N/A	0.0%
12/31/2010	1.34	5,208	6,977	N/A	0.0%
12/31/2009	1.34	7,457	9,990	N/A	0.1%
12/31/2008	1.34	9,880	13,223	N/A	2.2%
12/31/2007	1.31	5,522	7,235	N/A	4.8%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$1.04	22,935	$23,845	1.30%	-1.3%
12/31/2010	1.05	19,860	20,915	1.30%	-1.3%
12/31/2009	1.07	23,296	24,855	1.30%	-1.2%
12/31/2008	1.08	29,257	31,592	1.30%	0.8%
12/31/2007	1.07	18,223	19,515	1.30%	3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.1%
2008	2.0%
2007	5.1%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

OneAmerica Value Portfolio O Class - 682444708

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,759,018	$37,655,855	1,672,391
Receivables: investments sold	—
Payables: investments purchased	(5,215)
Net assets	$32,753,803

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$7,068,211	688,974	$10.26
Band B	25,685,592	3,125,861	8.22
Total	$32,753,803	3,814,835

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$517,649
Mortality & expense charges	(373,985)
Net investment income (loss)	143,664

Gain (loss) on investments:
Net realized gain (loss)	(1,597,609)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	374,906
Net gain (loss)	(1,222,703)

Increase (decrease) in net assets from operations	$(1,079,039)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$143,664	$170,591
Net realized gain (loss)	(1,597,609)	(1,990,799)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	374,906	6,385,781

Increase (decrease) in net assets from operations	(1,079,039)	4,565,573

Contract owner transactions:
Proceeds from units sold	2,172,560	2,563,996
Cost of units redeemed	(8,427,308)	(7,867,118)
Account charges	(288,524)	(356,691)
Increase (decrease)	(6,543,272)	(5,659,813)
Net increase (decrease)	(7,622,311)	(1,094,240)
Net assets, beginning	40,376,114	41,470,354
Net assets, ending	$32,753,803	$40,376,114

Units sold	261,032	359,053
Units redeemed	(982,199)	(1,042,920)
Net increase (decrease)	(721,167)	(683,867)
Units outstanding, beginning	4,536,002	5,219,869
Units outstanding, ending	3,814,835	4,536,002

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$115,921,276
Cost of units redeemed	(93,986,119)
Account charges	(4,192,550)
Net investment income (loss)	2,877,283
Net realized gain (loss)	639,058
Realized gain distributions	16,391,692
Net change in unrealized appreciation (depreciation)	(4,896,837)
$32,753,803

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$10.26	689	$7,068	N/A	-2.4%
12/31/2010	10.51	860	9,035	N/A	13.5%
12/31/2009	9.25	1,070	9,904	N/A	30.3%
12/31/2008	7.10	1,317	9,351	N/A	-36.7%
12/31/2007	11.22	1,818	20,388	N/A	3.2%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.22	3,126	$25,686	1.30%	-3.6%
12/31/2010	8.53	3,676	31,341	1.30%	12.1%
12/31/2009	7.61	4,150	31,567	1.30%	28.6%
12/31/2008	5.91	4,528	26,781	1.30%	-37.8%
12/31/2007	9.50	4,989	47,407	1.30%	2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.4%
2010	1.4%
2009	1.6%
2008	2.1%
2007	1.6%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Pioneer Emerging Markets VCT I Class - 724027867

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,233,816	$8,339,246	300,357
Receivables: investments sold	—
Payables: investments purchased	(1,191)
Net assets	$7,232,625

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$251,915	72,556	$3.47
Band B	6,980,710	2,108,862	3.31
Total	$7,232,625	2,181,418

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$25,257
Mortality & expense charges	(114,098)
Net investment income (loss)	(88,841)

Gain (loss) on investments:
Net realized gain (loss)	(190,764)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(2,141,090)
Net gain (loss)	(2,331,854)

Increase (decrease) in net assets from operations	$(2,420,695)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(88,841)	$(76,146)
Net realized gain (loss)	(190,764)	(324,645)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(2,141,090)	1,715,726

Increase (decrease) in net assets from operations	(2,420,695)	1,314,935

Contract owner transactions:
Proceeds from units sold	1,191,784	1,158,490
Cost of units redeemed	(2,043,383)	(1,854,915)
Account charges	(80,180)	(89,959)
Increase (decrease)	(931,779)	(786,384)
Net increase (decrease)	(3,352,474)	528,551
Net assets, beginning	10,585,099	10,056,548
Net assets, ending	$7,232,625	$10,585,099

Units sold	313,144	326,405
Units redeemed	(546,539)	(538,196)
Net increase (decrease)	(233,395)	(211,791)
Units outstanding, beginning	2,414,813	2,626,604
Units outstanding, ending	2,181,418	2,414,813

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$15,814,722
Cost of units redeemed	(5,941,119)
Account charges	(275,413)
Net investment income (loss)	(212,216)
Net realized gain (loss)	(1,047,919)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(1,105,430)
$7,232,625

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$3.47	73	$252	N/A	-23.4%
12/31/2010	4.53	88	397	N/A	15.9%
12/31/2009	3.91	62	242	N/A	74.6%
12/31/2008	2.24	54	120	N/A	-55.2%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$3.31	2,109	$6,981	1.30%	-24.4%
12/31/2010	4.38	2,327	10,188	1.30%	14.4%
12/31/2009	3.83	2,565	9,815	1.30%	72.4%
12/31/2008	2.22	2,139	4,749	1.30%	-55.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.3%
2010	0.5%
2009	1.2%
2008	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Pioneer Equity Income VCT Portfolio II Class - 724027826

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,446	$54,547	2,866
Receivables: investments sold	—
Payables: investments purchased	(2)
Net assets	$58,444

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,793	231	$7.76
Band B	56,651	7,554	7.50
Total	$58,444	7,785

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$791
Mortality & expense charges	(334)
Net investment income (loss)	457

Gain (loss) on investments:
Net realized gain (loss)	(2,315)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,982
Net gain (loss)	(333)

Increase (decrease) in net assets from operations	$124

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$457	$107
Net realized gain (loss)	(2,315)	2,257
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	1,982	573

Increase (decrease) in net assets from operations	124	2,937

Contract owner transactions:
Proceeds from units sold	56,565	12,602
Cost of units redeemed	(12,611)	(11,286)
Account charges	(211)	(62)
Increase (decrease)	43,743	1,254
Net increase (decrease)	43,867	4,191
Net assets, beginning	14,577	10,386
Net assets, ending	$58,444	$14,577

Units sold	7,649	2,035
Units redeemed	(1,893)	(1,708)
Net increase (decrease)	5,756	327
Units outstanding, beginning	2,029	1,702
Units outstanding, ending	7,785	2,029

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$78,103
Cost of units redeemed	(23,897)
Account charges	(305)
Net investment income (loss)	696
Net realized gain (loss)	(52)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	3,899
$58,444

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.76	0	$2	N/A	5.8%
12/31/2010	7.34	0	0	N/A	19.2%
12/31/2009	6.16	0	0	N/A	23.1%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.50	8	$57	1.30%	4.4%
12/31/2010	7.18	2	15	1.30%	17.7%
12/31/2009	6.10	2	10	1.30%	22.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.2%
2010	1.9%
2009	3.9%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Pioneer Fund Growth Opportunities VCT I Class - 724027230

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,595,562	$2,578,596	115,400
Receivables: investments sold	—
Payables: investments purchased	(191)
Net assets	$2,595,371

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,103,284	131,901	$8.36
Band B	1,492,087	161,643	9.23
Total	$2,595,371	293,544

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(22,690)
Net investment income (loss)	(22,690)

Gain (loss) on investments:
Net realized gain (loss)	(86,624)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	42,503
Net gain (loss)	(44,121)

Increase (decrease) in net assets from operations	$(66,811)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(22,690)	$(25,551)
Net realized gain (loss)	(86,624)	(230,831)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	42,503	813,787

Increase (decrease) in net assets from operations	(66,811)	557,405

Contract owner transactions:
Proceeds from units sold	257,606	90,881
Cost of units redeemed	(837,636)	(925,559)
Account charges	(24,511)	(31,662)
Increase (decrease)	(604,541)	(866,340)
Net increase (decrease)	(671,352)	(308,935)
Net assets, beginning	3,266,723	3,575,658
Net assets, ending	$2,595,371	$3,266,723

Units sold	26,835	14,263
Units redeemed	(91,595)	(124,118)
Net increase (decrease)	(64,760)	(109,855)
Units outstanding, beginning	358,304	468,159
Units outstanding, ending	293,544	358,304

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$16,711,896
Cost of units redeemed	(16,170,005)
Account charges	(651,352)
Net investment income (loss)	(186,190)
Net realized gain (loss)	1,293,008
Realized gain distributions	1,581,048
Net change in unrealized appreciation (depreciation)	16,966
$2,595,371

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.36	132	$1,103	N/A	-2.3%
12/31/2010	8.56	160	1,368	N/A	20.2%
12/31/2009	7.12	211	1,500	N/A	44.6%
12/31/2008	4.92	262	1,291	N/A	-35.5%
12/31/2007	7.63	395	3,016	N/A	-3.9%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$9.23	162	$1,492	1.30%	-3.5%
12/31/2010	9.57	198	1,899	1.30%	18.7%
12/31/2009	8.06	257	2,076	1.30%	42.7%
12/31/2008	5.65	315	1,777	1.30%	-36.3%
12/31/2007	8.87	429	3,808	1.30%	-5.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Pioneer Fund VCT Portfolio I Class - 724027875

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,816,717	$51,885,090	2,395,166
Receivables: investments sold	—
Payables: investments purchased	(9,177)
Net assets	$47,807,540

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,424,604	297,445	$4.79
Band B	46,382,936	6,532,170	7.10
Total	$47,807,540	6,829,615

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$811,968
Mortality & expense charges	(656,569)
Net investment income (loss)	155,399

Gain (loss) on investments:
Net realized gain (loss)	(1,746,522)
Realized gain distributions	2,961,662
Net change in unrealized appreciation (depreciation)	(4,269,399)
Net gain (loss)	(3,054,259)

Increase (decrease) in net assets from operations	$(2,898,860)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$155,399	$58,999
Net realized gain (loss)	(1,746,522)	(1,784,923)
Realized gain distributions	2,961,662	—
Net change in unrealized appreciation (depreciation)	(4,269,399)	8,806,954

Increase (decrease) in net assets from operations	(2,898,860)	7,081,030

Contract owner transactions:
Proceeds from units sold	7,061,630	5,671,672
Cost of units redeemed	(11,132,641)	(8,522,821)
Account charges	(464,427)	(474,948)
Increase (decrease)	(4,535,438)	(3,326,097)
Net increase (decrease)	(7,434,298)	3,754,933
Net assets, beginning	55,241,838	51,486,905
Net assets, ending	$47,807,540	$55,241,838

Units sold	1,029,125	955,071
Units redeemed	(1,656,305)	(1,464,015)
Net increase (decrease)	(627,180)	(508,944)
Units outstanding, beginning	7,456,795	7,965,739
Units outstanding, ending	6,829,615	7,456,795

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$95,421,747
Cost of units redeemed	(41,097,035)
Account charges	(2,063,337)
Net investment income (loss)	912,982
Net realized gain (loss)	(5,865,003)
Realized gain distributions	4,566,559
Net change in unrealized appreciation (depreciation)	(4,068,373)
$47,807,540

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$4.79	297	$1,425	N/A	-4.3%
12/31/2010	5.00	323	1,614	N/A	16.0%
12/31/2009	4.31	353	1,524	N/A	25.2%
12/31/2008	3.45	375	1,291	N/A	-34.3%
12/31/2007	5.24	405	2,121	N/A	5.0%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.10	6,532	$46,383	1.30%	-5.5%
12/31/2010	7.52	7,134	53,628	1.30%	14.5%
12/31/2009	6.56	7,612	49,963	1.30%	23.6%
12/31/2008	5.31	6,349	33,719	1.30%	-35.1%
12/31/2007	8.19	4,721	38,643	1.30%	3.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.6%
2010	1.3%
2009	1.8%
2008	2.1%
2007	1.3%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Royce Capital Fund Small Cap Investor Class - 78080T105

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$565,372	$545,660	56,141
Receivables: investments sold	—
Payables: investments purchased	(27)
Net assets	$565,345

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$7,470	1,337	$5.59
Band B	557,875	104,735	5.33
Total	$565,345	106,072

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,012
Mortality & expense charges	(6,548)
Net investment income (loss)	(4,536)

Gain (loss) on investments:
Net realized gain (loss)	21,108
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(41,344)
Net gain (loss)	(20,236)

Increase (decrease) in net assets from operations	$(24,772)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,536)	$(2,947)
Net realized gain (loss)	21,108	20,309
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(41,344)	43,751

Increase (decrease) in net assets from operations	(24,772)	61,113

Contract owner transactions:
Proceeds from units sold	238,316	353,230
Cost of units redeemed	(90,426)	(105,155)
Account charges	(2,302)	(1,676)
Increase (decrease)	145,588	246,399
Net increase (decrease)	120,816	307,512
Net assets, beginning	444,529	137,017
Net assets, ending	$565,345	$444,529

Units sold	42,949	70,791
Units redeemed	(16,451)	(20,318)
Net increase (decrease)	26,498	50,473
Units outstanding, beginning	79,574	29,101
Units outstanding, ending	106,072	79,574

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$946,322
Cost of units redeemed	(419,793)
Account charges	(5,169)
Net investment income (loss)	(7,639)
Net realized gain (loss)	21,376
Realized gain distributions	10,536
Net change in unrealized appreciation (depreciation)	19,712
$565,345

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.59	1	$7	N/A	-3.3%
12/31/2010	5.78	3	17	N/A	20.5%
12/31/2009	4.79	5	25	N/A	35.2%
12/31/2008	3.54	12	43	N/A	-29.1%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.33	105	$558	1.30%	-4.5%
12/31/2010	5.58	77	428	1.30%	19.0%
12/31/2009	4.69	24	112	1.30%	33.5%
12/31/2008	3.51	16	57	1.30%	-29.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.4%
2010	0.2%
2009	0.0%
2008	1.6%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

T. Rowe Price Blue Chip Growth Portfolio - 77954T506

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,719,660	$14,419,677	1,730,984
Receivables: investments sold	—
Payables: investments purchased	(3,738)
Net assets	$19,715,922

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$737,391	108,622	$6.79
Band B	18,978,531	3,048,986	6.22
Total	$19,715,922	3,157,608

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(257,907)
Net investment income (loss)	(257,907)

Gain (loss) on investments:
Net realized gain (loss)	1,049,733
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(705,850)
Net gain (loss)	343,883

Increase (decrease) in net assets from operations	$85,976

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(257,907)	$(241,200)
Net realized gain (loss)	1,049,733	448,017
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(705,850)	2,508,465

Increase (decrease) in net assets from operations	85,976	2,715,282

Contract owner transactions:
Proceeds from units sold	4,000,818	2,419,889
Cost of units redeemed	(5,041,309)	(3,390,703)
Account charges	(183,524)	(176,696)
Increase (decrease)	(1,224,015)	(1,147,510)
Net increase (decrease)	(1,138,039)	1,567,772
Net assets, beginning	20,853,961	19,286,189
Net assets, ending	$19,715,922	$20,853,961

Units sold	684,694	467,012
Units redeemed	(875,755)	(679,279)
Net increase (decrease)	(191,061)	(212,267)
Units outstanding, beginning	3,348,669	3,560,936
Units outstanding, ending	3,157,608	3,348,669

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$24,281,493
Cost of units redeemed	(10,164,238)
Account charges	(465,970)
Net investment income (loss)	(630,968)
Net realized gain (loss)	1,395,622
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	5,299,983
$19,715,922

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.79	109	$737	N/A	1.5%
12/31/2010	6.69	112	747	N/A	16.4%
12/31/2009	5.75	98	563	N/A	42.2%
12/31/2008	4.04	41	167	N/A	-42.5%
12/31/2007	7.03	32	225	N/A	12.7%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.22	3,049	$18,979	1.30%	0.2%
12/31/2010	6.21	3,237	20,107	1.30%	14.9%
12/31/2009	5.41	3,463	18,723	1.30%	40.3%
12/31/2008	3.85	94	363	1.30%	-43.3%
12/31/2007	6.79	112	762	1.30%	11.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.1%
2007	0.6%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

T. Rowe Price Equity Income Portfolio - 77954T100

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,710,894	$15,741,713	705,948
Receivables: investments sold	—
Payables: investments purchased	(1,365)
Net assets	$13,709,529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,638,859	712,621	$7.91
Band B	8,070,670	1,075,305	7.51
Total	$13,709,529	1,787,926

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$256,674
Mortality & expense charges	(112,281)
Net investment income (loss)	144,393

Gain (loss) on investments:
Net realized gain (loss)	(376,059)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	40,196
Net gain (loss)	(335,863)

Increase (decrease) in net assets from operations	$(191,470)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$144,393	$183,025
Net realized gain (loss)	(376,059)	(760,027)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	40,196	2,661,839

Increase (decrease) in net assets from operations	(191,470)	2,084,837

Contract owner transactions:
Proceeds from units sold	621,244	720,817
Cost of units redeemed	(2,765,652)	(3,074,991)
Account charges	(118,269)	(145,142)
Increase (decrease)	(2,262,677)	(2,499,316)
Net increase (decrease)	(2,454,147)	(414,479)
Net assets, beginning	16,163,676	16,578,155
Net assets, ending	$13,709,529	$16,163,676

Units sold	97,342	107,277
Units redeemed	(384,754)	(461,228)
Net increase (decrease)	(287,412)	(353,951)
Units outstanding, beginning	2,075,338	2,429,289
Units outstanding, ending	1,787,926	2,075,338

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$74,640,019
Cost of units redeemed	(70,922,141)
Account charges	(2,749,499)
Net investment income (loss)	3,247,506
Net realized gain (loss)	4,868,032
Realized gain distributions	6,656,431
Net change in unrealized appreciation (depreciation)	(2,030,819)
$13,709,529

* Date of Fund Inception into Variable Account: 4/30/1999

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.91	713	$5,639	N/A	-0.7%
12/31/2010	7.97	868	6,917	N/A	15.0%
12/31/2009	6.93	1,046	7,246	N/A	25.6%
12/31/2008	5.52	1,333	7,352	N/A	-36.1%
12/31/2007	8.63	1,762	15,217	N/A	3.3%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.51	1,075	$8,071	1.30%	-2.0%
12/31/2010	7.66	1,207	9,246	1.30%	13.5%
12/31/2009	6.75	1,384	9,332	1.30%	24.0%
12/31/2008	5.44	1,569	8,538	1.30%	-36.9%
12/31/2007	8.63	1,975	17,035	1.30%	1.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.7%
2010	1.8%
2009	1.8%
2008	2.3%
2007	1.6%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

T. Rowe Price Limited Term Bond Portfolio - 77954R104

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,519,591	$52,424,610	10,565,324
Receivables: investments sold	—
Payables: investments purchased	(9,929)
Net assets	$52,509,662

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,785,408	332,324	$8.38
Band B	49,724,254	8,238,879	6.04
Total	$52,509,662	8,571,203

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$1,279,682
Mortality & expense charges	(656,612)
Net investment income (loss)	623,070

Gain (loss) on investments:
Net realized gain (loss)	160,746
Realized gain distributions	422,786
Net change in unrealized appreciation (depreciation)	(1,027,637)
Net gain (loss)	(444,105)

Increase (decrease) in net assets from operations	$178,965

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$623,070	$757,079
Net realized gain (loss)	160,746	151,850
Realized gain distributions	422,786	101,190
Net change in unrealized appreciation (depreciation)	(1,027,637)	(60,987)

Increase (decrease) in net assets from operations	178,965	949,132

Contract owner transactions:
Proceeds from units sold	11,359,867	13,102,691
Cost of units redeemed	(12,602,163)	(8,928,716)
Account charges	(471,550)	(489,584)
Increase (decrease)	(1,713,846)	3,684,391
Net increase (decrease)	(1,534,881)	4,633,523
Net assets, beginning	54,044,543	49,411,020
Net assets, ending	$52,509,662	$54,044,543

Units sold	1,995,809	2,267,352
Units redeemed	(2,267,720)	(1,635,618)
Net increase (decrease)	(271,911)	631,734
Units outstanding, beginning	8,843,114	8,211,380
Units outstanding, ending	8,571,203	8,843,114

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$120,155,396
Cost of units redeemed	(70,996,002)
Account charges	(2,441,723)
Net investment income (loss)	5,249,266
Net realized gain (loss)	(97,790)
Realized gain distributions	545,534
Net change in unrealized appreciation (depreciation)	94,981
$52,509,662

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$8.38	332	$2,785	N/A	1.6%
12/31/2010	8.25	372	3,066	N/A	3.1%
12/31/2009	8.00	410	3,281	N/A	8.3%
12/31/2008	7.39	551	4,074	N/A	1.6%
12/31/2007	7.28	458	3,330	N/A	5.5%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.04	8,239	$49,724	1.30%	0.3%
12/31/2010	6.02	8,471	50,978	1.30%	1.8%
12/31/2009	5.91	7,801	46,130	1.30%	6.9%
12/31/2008	5.53	9,121	50,449	1.30%	0.2%
12/31/2007	5.52	899	4,961	1.30%	4.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.4%
2010	2.7%
2009	3.5%
2008	4.1%
2007	4.3%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

T. Rowe Price Mid Cap Growth Portfolio - 77954T407

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,083,137	$7,747,598	380,008
Receivables: investments sold	—
Payables: investments purchased	(335)
Net assets	$8,082,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,367,851	230,088	$10.29
Band B	5,714,951	491,636	11.62
Total	$8,082,802	721,724

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$—
Mortality & expense charges	(83,883)
Net investment income (loss)	(83,883)

Gain (loss) on investments:
Net realized gain (loss)	144,142
Realized gain distributions	949,131
Net change in unrealized appreciation (depreciation)	(1,112,120)
Net gain (loss)	(18,847)

Increase (decrease) in net assets from operations	$(102,730)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(83,883)	$(90,208)
Net realized gain (loss)	144,142	(365,010)
Realized gain distributions	949,131	513,115
Net change in unrealized appreciation (depreciation)	(1,112,120)	2,275,985

Increase (decrease) in net assets from operations	(102,730)	2,333,882

Contract owner transactions:
Proceeds from units sold	728,068	462,244
Cost of units redeemed	(2,660,247)	(2,551,623)
Account charges	(59,758)	(87,422)
Increase (decrease)	(1,991,937)	(2,176,801)
Net increase (decrease)	(2,094,667)	157,081
Net assets, beginning	10,177,469	10,020,388
Net assets, ending	$8,082,802	$10,177,469

Units sold	69,460	51,497
Units redeemed	(238,191)	(274,138)
Net increase (decrease)	(168,731)	(222,641)
Units outstanding, beginning	890,455	1,113,096
Units outstanding, ending	721,724	890,455

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$58,548,628
Cost of units redeemed	(59,827,656)
Account charges	(1,268,213)
Net investment income (loss)	(984,785)
Net realized gain (loss)	3,730,840
Realized gain distributions	7,548,449
Net change in unrealized appreciation (depreciation)	335,539
$8,082,802

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$10.29	230	$2,368	N/A	-1.3%
12/31/2010	10.42	295	3,075	N/A	28.1%
12/31/2009	8.14	369	3,003	N/A	45.6%
12/31/2008	5.59	451	2,521	N/A	-39.8%
12/31/2007	9.27	631	5,850	N/A	17.5%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$11.62	492	$5,715	1.30%	-2.5%
12/31/2010	11.93	595	7,103	1.30%	26.5%
12/31/2009	9.43	744	7,018	1.30%	43.8%
12/31/2008	6.56	898	5,892	1.30%	-40.5%
12/31/2007	11.03	1,086	11,977	1.30%	16.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.0%
2010	0.0%
2009	0.0%
2008	0.0%
2007	0.2%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Timothy Conservative Growth Variable - 887432714

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,805,087	$32,687,869	3,081,084
Receivables: investments sold	—
Payables: investments purchased	(5,591)
Net assets	$33,799,496

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$923,256	141,599	$6.52
Band B	32,876,240	5,499,060	5.98
Total	$33,799,496	5,640,659

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$535,425
Mortality & expense charges	(456,114)
Net investment income (loss)	79,311

Gain (loss) on investments:
Net realized gain (loss)	(1,062,130)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	1,269,400
Net gain (loss)	207,270

Increase (decrease) in net assets from operations	$286,581

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$79,311	$41,303
Net realized gain (loss)	(1,062,130)	(1,029,327)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	1,269,400	5,015,382

Increase (decrease) in net assets from operations	286,581	4,027,358

Contract owner transactions:
Proceeds from units sold	2,429,948	3,061,319
Cost of units redeemed	(8,205,903)	(6,196,356)
Account charges	(343,891)	(381,131)
Increase (decrease)	(6,119,846)	(3,516,168)
Net increase (decrease)	(5,833,265)	511,190
Net assets, beginning	39,632,761	39,121,571
Net assets, ending	$33,799,496	$39,632,761

Units sold	411,200	548,170
Units redeemed	(1,427,379)	(1,187,476)
Net increase (decrease)	(1,016,179)	(639,306)
Units outstanding, beginning	6,656,838	7,296,144
Units outstanding, ending	5,640,659	6,656,838

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$61,273,615
Cost of units redeemed	(28,648,322)
Account charges	(1,666,109)
Net investment income (loss)	741,713
Net realized gain (loss)	(2,581,416)
Realized gain distributions	3,562,797
Net change in unrealized appreciation (depreciation)	1,117,218
$33,799,496

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.52	142	$923	N/A	1.9%
12/31/2010	6.40	144	923	N/A	12.4%
12/31/2009	5.69	152	862	N/A	22.8%
12/31/2008	4.63	122	567	N/A	-28.5%
12/31/2007	6.48	126	818	N/A	8.7%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.98	5,499	$32,876	1.30%	0.6%
12/31/2010	5.94	6,513	38,709	1.30%	11.0%
12/31/2009	5.35	7,145	38,259	1.30%	21.2%
12/31/2008	4.42	6,447	28,483	1.30%	-29.5%
12/31/2007	6.26	4,921	30,819	1.30%	7.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.5%
2010	1.3%
2009	1.9%
2008	2.7%
2007	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Timothy Strategic Growth Variable - 887432722

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,827,140	$16,080,220	1,859,294
Receivables: investments sold	—
Payables: investments purchased	(517)
Net assets	$16,826,623

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$359,573	60,297	$5.96
Band B	16,467,050	3,011,639	5.47
Total	$16,826,623	3,071,936

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$91,912
Mortality & expense charges	(225,435)
Net investment income (loss)	(133,523)

Gain (loss) on investments:
Net realized gain (loss)	(612,647)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(235,960)
Net gain (loss)	(848,607)

Increase (decrease) in net assets from operations	$(982,130)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(133,523)	$(72,340)
Net realized gain (loss)	(612,647)	(1,753,033)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(235,960)	3,658,750

Increase (decrease) in net assets from operations	(982,130)	1,833,377

Contract owner transactions:
Proceeds from units sold	4,943,515	1,573,023
Cost of units redeemed	(2,385,214)	(2,862,366)
Account charges	(170,487)	(130,247)
Increase (decrease)	2,387,814	(1,419,590)
Net increase (decrease)	1,405,684	413,787
Net assets, beginning	15,420,939	15,007,152
Net assets, ending	$16,826,623	$15,420,939

Units sold	842,153	337,046
Units redeemed	(445,376)	(627,758)
Net increase (decrease)	396,777	(290,712)
Units outstanding, beginning	2,675,159	2,965,871
Units outstanding, ending	3,071,936	2,675,159

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$31,608,000
Cost of units redeemed	(12,857,550)
Account charges	(636,468)
Net investment income (loss)	(243,482)
Net realized gain (loss)	(4,115,158)
Realized gain distributions	2,324,361
Net change in unrealized appreciation (depreciation)	746,920
$16,826,623

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.96	60	$360	N/A	-3.7%
12/31/2010	6.19	74	461	N/A	15.4%
12/31/2009	5.37	82	441	N/A	29.5%
12/31/2008	4.15	115	478	N/A	-39.6%
12/31/2007	6.86	96	658	N/A	10.1%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$5.47	3,012	$16,467	1.30%	-4.9%
12/31/2010	5.75	2,601	14,960	1.30%	13.9%
12/31/2009	5.05	2,884	14,566	1.30%	27.8%
12/31/2008	3.95	2,729	10,786	1.30%	-40.3%
12/31/2007	6.62	1,716	11,367	1.30%	8.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.6%
2010	0.7%
2009	0.7%
2008	1.8%
2007	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Vanguard VIF Diversified Value - 921925871

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,843,403	$11,379,343	1,180,634
Receivables: investments sold	—
Payables: investments purchased	(2,813)
Net assets	$14,840,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$386,685	77,837	$4.97
Band B	14,453,905	3,051,607	4.74
Total	$14,840,590	3,129,444

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$328,589
Mortality & expense charges	(199,695)
Net investment income (loss)	128,894

Gain (loss) on investments:
Net realized gain (loss)	707,708
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(412,088)
Net gain (loss)	295,620

Increase (decrease) in net assets from operations	$424,514

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$128,894	$201,035
Net realized gain (loss)	707,708	308,442
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(412,088)	701,158

Increase (decrease) in net assets from operations	424,514	1,210,635

Contract owner transactions:
Proceeds from units sold	1,877,685	1,981,787
Cost of units redeemed	(3,859,737)	(2,662,894)
Account charges	(139,965)	(147,701)
Increase (decrease)	(2,122,017)	(828,808)
Net increase (decrease)	(1,697,503)	381,827
Net assets, beginning	16,538,093	16,156,266
Net assets, ending	$14,840,590	$16,538,093

Units sold	436,749	502,385
Units redeemed	(886,029)	(698,005)
Net increase (decrease)	(449,280)	(195,620)
Units outstanding, beginning	3,578,724	3,774,344
Units outstanding, ending	3,129,444	3,578,724

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$18,001,668
Cost of units redeemed	(7,579,662)
Account charges	(365,142)
Net investment income (loss)	231,834
Net realized gain (loss)	1,087,832
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	3,464,060
$14,840,590

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$4.97	78	$387	N/A	3.9%
12/31/2010	4.78	84	403	N/A	9.3%
12/31/2009	4.37	85	370	N/A	26.9%
12/31/2008	3.44	3	11	N/A	-31.1%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$4.74	3,052	$14,454	1.30%	2.6%
12/31/2010	4.62	3,494	16,135	1.30%	7.9%
12/31/2009	4.28	3,690	15,787	1.30%	25.3%
12/31/2008	3.41	1	2	1.30%	-31.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	2.1%
2010	2.5%
2009	0.0%
2008	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Vanguard VIF Mid Cap Index Portfolio - 921925855

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,144,994	$16,261,603	1,252,013
Receivables: investments sold	—
Payables: investments purchased	(3,306)
Net assets	$18,141,688

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$722,964	100,650	$7.18
Band B	17,418,724	2,644,771	6.59
Total	$18,141,688	2,745,421

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$187,935
Mortality & expense charges	(238,558)
Net investment income (loss)	(50,623)

Gain (loss) on investments:
Net realized gain (loss)	(431,740)
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(150,177)
Net gain (loss)	(581,917)

Increase (decrease) in net assets from operations	$(632,540)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(50,623)	$(43,777)
Net realized gain (loss)	(431,740)	(1,882,683)
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(150,177)	5,782,267

Increase (decrease) in net assets from operations	(632,540)	3,855,807

Contract owner transactions:
Proceeds from units sold	5,433,806	2,796,359
Cost of units redeemed	(5,733,843)	(5,044,791)
Account charges	(165,190)	(160,121)
Increase (decrease)	(465,227)	(2,408,553)
Net increase (decrease)	(1,097,767)	1,447,254
Net assets, beginning	19,239,455	17,792,201
Net assets, ending	$18,141,688	$19,239,455

Units sold	809,212	503,874
Units redeemed	(880,616)	(912,873)
Net increase (decrease)	(71,404)	(408,999)
Units outstanding, beginning	2,816,825	3,225,824
Units outstanding, ending	2,745,421	2,816,825

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$45,030,563
Cost of units redeemed	(24,636,844)
Account charges	(832,509)
Net investment income (loss)	(32,204)
Net realized gain (loss)	(7,782,254)
Realized gain distributions	4,511,545
Net change in unrealized appreciation (depreciation)	1,883,391
$18,141,688

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.18	101	$723	N/A	-2.0%
12/31/2010	7.33	105	767	N/A	25.4%
12/31/2009	5.85	112	652	N/A	40.4%
12/31/2008	4.17	147	611	N/A	-41.8%
12/31/2007	7.16	138	987	N/A	6.1%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.59	2,645	$17,419	1.30%	-3.3%
12/31/2010	6.81	2,712	18,472	1.30%	23.8%
12/31/2009	5.50	3,114	17,140	1.30%	38.6%
12/31/2008	3.97	3,960	15,731	1.30%	-42.6%
12/31/2007	6.92	2,616	18,095	1.30%	4.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	1.0%
2010	1.0%
2009	1.9%
2008	1.5%
2007	1.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Vanguard VIF Small Company Growth Portfolio - 921925889

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,108,904	$931,392	61,982
Receivables: investments sold	—
Payables: investments purchased	(36)
Net assets	$1,108,868

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$322,072	42,003	$7.67
Band B	786,796	111,910	7.03
Total	$1,108,868	153,913

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$2,358
Mortality & expense charges	(11,425)
Net investment income (loss)	(9,067)

Gain (loss) on investments:
Net realized gain (loss)	117,227
Realized gain distributions	—
Net change in unrealized appreciation (depreciation)	(109,502)
Net gain (loss)	7,725

Increase (decrease) in net assets from operations	$(1,342)

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,067)	$(5,300)
Net realized gain (loss)	117,227	8,711
Realized gain distributions	—	—
Net change in unrealized appreciation (depreciation)	(109,502)	225,406

Increase (decrease) in net assets from operations	(1,342)	228,817

Contract owner transactions:
Proceeds from units sold	462,352	264,077
Cost of units redeemed	(390,555)	(236,434)
Account charges	(10,065)	(6,509)
Increase (decrease)	61,732	21,134
Net increase (decrease)	60,390	249,951
Net assets, beginning	1,048,478	798,527
Net assets, ending	$1,108,868	$1,048,478

Units sold	62,362	40,531
Units redeemed	(54,456)	(39,934)
Net increase (decrease)	7,906	597
Units outstanding, beginning	146,007	145,410
Units outstanding, ending	153,913	146,007

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$18,729,384
Cost of units redeemed	(15,627,263)
Account charges	(138,799)
Net investment income (loss)	(96,881)
Net realized gain (loss)	(3,217,210)
Realized gain distributions	1,282,125
Net change in unrealized appreciation (depreciation)	177,512
$1,108,868

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.67	42	$322	N/A	1.4%
12/31/2010	7.56	42	317	N/A	31.8%
12/31/2009	5.74	39	222	N/A	39.4%
12/31/2008	4.12	31	126	N/A	-39.5%
12/31/2007	6.80	89	608	N/A	3.8%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.03	112	$787	1.30%	0.1%
12/31/2010	7.03	104	732	1.30%	30.1%
12/31/2009	5.40	107	577	1.30%	37.6%
12/31/2008	3.93	96	377	1.30%	-40.3%
12/31/2007	6.57	1,943	12,771	1.30%	2.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	0.2%
2010	0.3%
2009	1.0%
2008	1.1%
2007	0.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

Vanguard VIF Total Bond Market Index Portfolio - 921925202

Statement of Net Assets

December 31, 2011

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,008,863	$23,192,063	2,011,615
Receivables: investments sold	—
Payables: investments purchased	(4,476)
Net assets	$25,004,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,427,082	197,080	$7.24
Band B	23,577,305	3,550,955	6.64
Total	$25,004,387	3,748,035

Statement of Operations

For the period ended December 31, 2011

Investment Income:
Dividend income	$743,931
Mortality & expense charges	(292,551)
Net investment income (loss)	451,380

Gain (loss) on investments:
Net realized gain (loss)	310,479
Realized gain distributions	202,054
Net change in unrealized appreciation (depreciation)	514,675
Net gain (loss)	1,027,208

Increase (decrease) in net assets from operations	$1,478,588

Statement of Changes in Net Assets

	Period ended December 31, 2011 *	Period ended December 31, 2010 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$451,380	$481,310
Net realized gain (loss)	310,479	156,096
Realized gain distributions	202,054	36,573
Net change in unrealized appreciation (depreciation)	514,675	403,009

Increase (decrease) in net assets from operations	1,478,588	1,076,988

Contract owner transactions:
Proceeds from units sold	7,310,821	5,815,019
Cost of units redeemed	(6,529,984)	(4,227,609)
Account charges	(210,094)	(200,689)
Increase (decrease)	570,743	1,386,721
Net increase (decrease)	2,049,331	2,463,709
Net assets, beginning	22,955,056	20,491,347
Net assets, ending	$25,004,387	$22,955,056

Units sold	1,206,374	983,627
Units redeemed	(1,117,049)	(760,625)
Net increase (decrease)	89,325	223,002
Units outstanding, beginning	3,658,710	3,435,708
Units outstanding, ending	3,748,035	3,658,710

Cumulative Net Assets at December 31, 2011

Proceeds from units sold	$36,683,485
Cost of units redeemed	(14,728,195)
Account charges	(569,701)
Net investment income (loss)	1,062,648
Net realized gain (loss)	500,723
Realized gain distributions	238,627
Net change in unrealized appreciation (depreciation)	1,816,800
$25,004,387

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

Financial Highlights

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

	Band A
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$7.24	197	$1,427	N/A	7.7%
12/31/2010	6.73	198	1,331	N/A	6.5%
12/31/2009	6.32	190	1,201	N/A	5.9%
12/31/2008	5.96	181	1,082	N/A	5.2%
12/31/2007	5.67	76	431	N/A	7.0%

	Band B
	Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2011	$6.64	3,551	$23,577	1.30%	6.3%
12/31/2010	6.25	3,461	21,624	1.30%	5.1%
12/31/2009	5.94	3,245	19,290	1.30%	4.6%
12/31/2008	5.68	488	2,775	1.30%	3.9%
12/31/2007	5.47	257	1,407	1.30%	5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2011	3.1%
2010	3.5%
2009	1.3%
2008	3.8%
2007	3.0%

The accompanying notes are an integral part of the financial statement

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies

The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  The Variable Account commenced operations on April 30, 1999.  The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios of registered investment companies offered by:

Fund Family

Alger

AllianceBernstein

American Century

Calvert

Columbia

Dreyfus

Fidelity Investments

Franklin Templeton Investments

Invesco

Janus

Neuberger Berman

OneAmerica Funds

Pioneer Investments

Royce Capital

T. Rowe Price

Timothy

Vanguard

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2011 or for which investment income and expense transactions commenced or ended at various dates during 2011 and prior years.

For periods after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm appearing on page 3 does not cover the financial statements and financial highlights presented as “unaudited”.

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.     Organizations and Summary of Significant Accounting Policies (continued)

For the period ending December 31, 2010, the subaccounts listed below did not have any investing or other transactions during this period. For each of these subaccounts, the Statement of Changes in Net Assets for the period ending December 31, 2010, and unit values and total returns in the related financial highlights for periods prior to 2011 have not been audited.

Period Ending	Subaccount
12/31/10	Columbia Variable Portfolio-Short Duration US Govt Fund-1 Class - 19766E541
12/31/10	Invesco V.I. Dividend Growth - Series 1 Class - 00888X104
12/31/10	Invesco V.I. Capital Development - Series 1 Class - 008892853

Accumulation unit values and total returns for subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period less any contractual expense rates, if applicable.

Accumulation Units and Unit Values

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of accumulation units. The table below illustrates the band of units issued by contract:

Band A*	Band B*
Select Point Variable Annuity	Star Point Variable Annuity
Direct Point Variable Annuity	Voyage Protector Variable Annuity

* See footnote 2 for further information

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value per share (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account.  Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting basis.

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.              Organization and Summary of Significant Accounting Policies (continued)

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Variable Account has the ability to access.

Level 2 —

Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Variable Account subaccount’s assets carried at fair value:

Investments
Valuation inputs	in Securities
Level 1 - Quoted Prices	$745,182,845
Level 2 - Other Significant Observable Inputs	$0
Level 3 - Significant Unobservable Inputs	$0
Total	$745,182,845

The investments in each subaccount are all classified as Level 1.

For the year ended December 31, 2011, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

Related Party Transactions

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc. (“the Fund”), a mutual fund offered within the Variable Account.  The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) Portfolios.  The Fund has an investment advisory agreement with AUL.  Under the investment advisory agreement, AUL is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.   Organization and Summary of Significant Accounting Policies (continued)

Value	0.50%
Money Market	0.40%
Investment Grade Bond	0.50%
Asset Director	0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual fund.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code.  Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts.  The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (2008-2011) and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS

2.              Account Charges

Band A

No Withdrawal Charge Contract (DirectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account.  No other charges are currently being assessed.  The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

Withdrawal Charge Contract (SelectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5) withdrawal charges ranging from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free out provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band A during the periods ended December 31, 2011 and 2010 were $1,484,206 and $1,648,284, respectively.

Band B

Withdrawal Charge Contract (Star Point and Voyage Protector): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.15% per year, (3) an annual contract fee of up to $50.00 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account.  No other charges are currently being assessed.  The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense charge reported on the Statement of Operations. Total mortality and expense charges and administrative fees for Band B during the periods ended December 31, 2011 and December 31, 2010 were $9,098,241 and $9,187,633, respectively. Other account charges are recorded

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS

2.   Account Charges (continued)

as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band B during the periods ended December 31, 2011 and 2010 were $5,369,387 and $5,895,962, respectively.

3.              Investment Transactions

The proceeds from sales and cost of purchases of investments, excluding short term securities, for the period ended December 31, 2011, by each subaccount, are shown below:

Fund Name	Class	Sales	Purchases
Alger Large Cap Growth	I-2	$4,430,529	$2,623,607
Alger Small Cap Growth	I-2	11,869,152	6,517,874
Alliance Bernstein VPS International Growth	A	220,521	186,267
Alliance Bernstein VPS International Value	A	20,393,915	10,683,739
Alliance Bernstein VPS Small/Mid Cap Value	A	4,704,337	3,100,767
American Century VP Income & Growth	I	1,541,758	1,066,631
American Century VP International	I	3,690,146	2,275,414
American Century VP Mid Cap Value Fund		274,467	328,731
American Century VP Ultra	I	263,218	348,344
American Century VP Vista	I	363,362	277,170
Calvert Social Mid Cap Growth	A	1,195,123	794,621
Columbia Variable Portfolio Small Cap Value	1	9,155,454	7,205,931
Columbia Variable Portfolio-Short Duration US Gov’t	1	129,933	182,794
Dreyfus Investment Portfolio Technology Growth	Service	771,733	745,263
Dreyfus IP Small Cap Stock Investment Portfolio	Service	70,714	89,500
Dreyfus Variable Investment Appreciation	Service	482,847	480,910
Fidelity VIP Asset Manager Portfolio	Initial	2,651,394	1,799,522
Fidelity VIP Equity Income	Initial	3,677,052	2,473,537
Fidelity VIP Freedom 2005 Portfolio	Initial	274,356	148,166
Fidelity VIP Freedom 2010 Portfolio	Initial	351,960	383,839
Fidelity VIP Freedom 2015 Portfolio	Initial	570,058	583,390
Fidelity VIP Freedom 2020 Portfolio	Initial	518,737	769,370
Fidelity VIP Freedom 2025 Portfolio	Initial	796,046	526,370
Fidelity VIP Freedom 2030 Portfolio	Initial	266,571	379,093
Fidelity VIP Freedom Income Portfolio	Initial	351,828	229,144
Fidelity VIP Growth	Initial	5,355,302	4,109,883
Fidelity VIP High Income	Initial	5,334,374	3,338,476
Fidelity VIP II ContraFund	Initial	11,193,492	6,731,127
Fidelity VIP Index 500	Initial	30,320,101	21,224,238

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Fund Name	Class	Sales	Purchases
Fidelity VIP Mid Cap Portfolio	Service 2	$4,668,561	$3,068,947
Fidelity VIP Overseas	Initial	3,383,827	2,421,440
Franklin Templeton Global Income Securities		2,193,238	2,852,990
Franklin Templeton Small Cap Value Securities		322,403	302,556
Franklin Templeton VIP Founding Funds Allocation		174,955	194,807
Franklin Templeton VIP Templeton Foreign Sec.		12,197,537	11,116,888
Invesco V.I. Capital Development	Series 1	1,256,433	2,004,368
Invesco V.I. Core Equity Fund	Series II	1,465	2,074
Invesco V.I. Dividend Growth	Series 1	562,931	1,022,077
Invesco V.I. Global Health Care Fund	Series I	340,863	244,321
Invesco V.I. Global Real Estate Fund	Series I	9,601,201	6,352,063
Invesco V.I. High Yield Fund	Series I	12,945,958	8,367,901
Invesco V.I. International Growth Fund	Series II	10,716,901	10,773,095
Invesco V.I. Utilities Fund	Series I	1,519,097	1,097,922
Janus Aspen Flexible Bond Portfolio	Institn’l	46,868,481	38,676,906
Janus Aspen Forty Portfolio	Institn’l	295,023	279,949
Janus Aspen Overseas	Service	342,099	348,098
Janus Aspen Perkins Mid Cap Value Portfolio	Service	370,923	383,028
Janus Aspen Worldwide Portfolio	Institn’l	3,622,720	2,255,806
Neuberger Berman AMT Mid Cap Growth Portfolio	S	772,669	978,786
Neuberger Berman AMT Regency Portfolio	I	963,921	681,143
Neuberger Berman AMT Small Cap Growth Portfolio	S	233,437	157,916
Neuberger Berman Short Duration Bond Portfolio	I	1,778,666	1,668,206
OneAmerica Asset Director Portfolio	O	20,752,981	12,218,623
OneAmerica Investment Grade Bond Portfolio	O	22,365,572	18,208,783
OneAmerica Money Market Portfolio	O	60,954,435	62,954,698
OneAmerica Value Portfolio	O	16,665,505	9,748,247
Pioneer Emerging Markets VCT	I	3,407,692	2,361,814
Pioneer Equity Income VCT	Portfolio II	84,351	127,759
Pioneer Fund Growth Opportunities VCT	I	1,936,531	1,309,299
Pioneer Fund VCT Portfolio	I	23,943,002	18,750,993
Royce Capital Fund Small Cap	Investor	402,421	541,460
T. Rowe Price Blue Chip Growth Portfolio		8,555,740	7,073,818
T. Rowe Price Equity Income Portfolio		6,367,737	3,992,777
T. Rowe Price Limited Term Bond Portfolio		24,177,950	21,807,488
T. Rowe Price Mid Cap Growth Portfolio		8,174,372	6,098,549

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS

3.              Investment Transactions (continued)

Fund Name	Class	Sales	Purchases
Timothy Conservative Growth Variable		$19,436,387	$12,860,427
Timothy Strategic Growth Variable		8,155,415	10,317,791
Vanguard VIF Diversified Value		6,549,586	4,227,870
Vanguard VIF Mid Cap Index Portfolio		8,474,503	7,770,717
Vanguard VIF Small Company Growth Portfolio		1,223,215	1,273,520
Vanguard VIF Total Bond Market Index Portfolio		16,498,520	16,776,710
Total		$494,477,702	$393,276,346

4.   Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the risk of loss to be remote.

5.   New Accounting Standard

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 requires reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Variable Account did not own any Level 3 investments at December 31, 2011; therefore, additional disclosure was not required.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has evaluated the implications of ASU No. 2011-04 and its impact on the financial statements. The Variable Account will adopt this requirement upon the effective date.

OneAmerica Financial

Partners, Inc.

Report of Independent Auditors

On Consolidated Financial Statements

December 31, 2011, 2010 and 2009

Report of Independent Auditors

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of changes in shareholder’s equity and comprehensive income, and of cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries (the “Company”) at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

March 19, 2012

OneAmerica Financial Partners, Inc.

Consolidated Balance Sheets

December 31	2011	2010
	(in millions)
Assets
Investments:
Fixed maturities - available for sale, at fair value: (amortized cost: 2011 - $11,109.1; 2010 - $10,170.2)	$12,323.1	$10,911.3
Equity securities at fair value: (cost: 2011 - $65.2; 2010 - $58.5)	65.1	58.4
Mortgage loans	1,620.0	1,537.8
Real estate, net	50.6	50.3
Policy loans	262.4	252.8
Short-term and other invested assets	33.4	28.7
Cash and cash equivalents	293.5	166.0
Total investments	14,648.1	13,005.3

Accrued investment income	146.7	140.8
Reinsurance receivables	2,388.3	2,262.1
Deferred acquisition costs	359.6	531.4
Value of business acquired	44.9	69.1
Property and equipment, net	49.9	51.5
Insurance premiums in course of collection	11.3	23.2
Federal income taxes recoverable	5.8	—
Other assets	72.4	91.1
Assets held in separate accounts	8,243.8	8,184.1
Total assets	$25,970.8	$24,358.6

Liabilities and shareholder’s equity
Liabilities
Policy reserves	$13,123.7	$12,030.1
Other policyholder funds	1,290.3	1,154.3
Pending policyholder claims	226.8	229.8
Surplus notes and notes payable	275.0	275.0
Federal income taxes	337.6	272.7
Other liabilities and accrued expenses	299.1	283.8
Deferred gain on indemnity reinsurance	52.9	53.9
Liabilities related to separate accounts	8,243.8	8,184.1
Total liabilities	23,849.2	22,483.7
sShareholder’s equity
Common stock, no par value - authorized 1,000 shares; issued and outstanding 100 shares	—	—
Retained earnings	1,653.1	1,542.1
Accumulated other comprehensive income:
Unrealized appreciation of securities, net of tax	527.9	367.5
Benefit plans, net of tax	(59.4)	(34.7)
Total shareholder’s equity	2,121.6	1,874.9
Total liabilities and shareholder’s equity	$25,970.8	$24,358.6

The accompanying notes are an integral part of the consolidated financial statements.

2

OneAmerica Financial Partners, Inc.

Consolidated Statements of Operations

	Year ended December 31
(in millions)	2011	2010	2009

Revenues:
Insurance premiums and other considerations	$399.5	$408.6	$380.3
Policy and contract charges	183.0	181.3	168.8
Net investment income	733.7	693.1	638.5
Realized investment gains and (losses);
Other-than-temporary impairments on fixed maturity securities	—	—	(12.2)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	—	—	0.1
Other realized investment gains	24.4	36.3	23.0
Other income	46.3	26.6	18.2
Total revenues	1,386.9	1,345.9	1,216.7

Benefits and expenses:
Policy benefits	417.0	412.7	358.0
Interest expense on annuities and financial products	349.7	328.6	314.2
General operating expenses	239.5	214.5	210.8
Commissions	76.3	73.1	60.5
Amortization	92.5	91.8	81.3
Dividends to policyholders	28.4	27.7	26.6
Interest expense on surplus notes and notes payable	19.8	19.8	19.8
Total benefits and expenses	1,223.2	1,168.2	1,071.2

Income before income tax expense	163.7	177.7	145.5
Income tax expense	52.7	55.8	42.8
Net income	$111.0	$121.9	$102.7

The accompanying notes are an integral part of the consolidated financial statements.

3

OneAmerica Financial Partners, Inc.

Consolidated Statements of Changes in Shareholder’s Equity and Comprehensive Income

			Accumulated other
			comprehensive income (loss)
			Unrealized
			appreciation/
			(depreciation)	Benefit
	Common	Retained	of securities,	plans,
(in millions)	stock	earnings	net of tax	net of tax	Total

Balances, December 31, 2008	$—	$1,317.5	$(233.8)	$(41.4)	$1,042.3
Comprehensive income:
Net income	—	102.7	—	—	102.7
Other comprehensive income	—	—	477.9	16.1	494.0
Total comprehensive income					596.7

Balances, December 31, 2009	—	1,420.2	244.1	(25.3)	1,639.0
Comprehensive income:
Net income	—	121.9	—	—	121.9
Other comprehensive income	—	—	123.4	(9.4)	114.0
Total comprehensive income					235.9

Balances, December 31, 2010	—	1,542.1	367.5	(34.7)	1,874.9
Comprehensive income:
Net income	—	111.0	—	—	111.0
Other comprehensive income	—	—	160.4	(24.7)	135.7
Total comprehensive income					246.7

Balances, December 31, 2011	$—	$1,653.1	$527.9	$(59.4)	$2,121.6

The accompanying notes are an integral part of the consolidated financial statements.

4

OneAmerica Financial Partners, Inc.

Consolidated Statements of Cash Flows

	Year ended December 31
(in millions)	2011	2010	2009

Cash flows from operating activities:
Net income	$111.0	$121.9	$102.7
Adjustments to reconcile net income to net cash:
Amortization	92.5	91.8	81.3
Depreciation	12.2	12.3	12.8
Deferred taxes	(1.4)	15.9	9.6
Realized investment gains, net	(24.4)	(36.3)	(10.9)
Policy acquisition costs capitalized	(121.6)	(117.5)	(93.9)
Interest credited to deposit liabilities	323.8	301.6	286.7
Fees charged to deposit liabilities	(79.7)	(81.4)	(80.1)
Amortization and accrual of investment income	(11.0)	(11.0)	(5.2)
Increase in insurance liabilities	126.6	181.4	37.5
Increase in other assets	(106.4)	(124.3)	(77.3)
Increase (decrease) in other liabilities	(29.8)	(2.8)	23.0
Net cash provided by operating activities	291.8	351.6	286.2
Cash flows from investing activities:
Purchases:
Fixed maturities, available-for-sale	(2,306.4)	(2,069.1)	(1,704.8)
Equity securities	(10.6)	(4.4)	(19.7)
Mortgage loans	(268.3)	(212.9)	(214.8)
Real estate	(2.3)	(4.9)	(1.6)
Short-term and other invested assets	(10.7)	(66.2)	(36.7)
Proceeds from sales, calls or maturities:
Fixed maturities, available-for-sale	1,404.1	1,191.9	856.5
Equity securities	4.1	42.1	30.8
Mortgage loans	187.1	168.3	139.5
Real estate	—	0.4	—
Short-term and other invested assets	2.2	64.4	22.2
Net transfer from disposal of stop loss operations	(8.7)	—	—
Acquisition, net of cash acquired	—	(13.1)	—
Net cash used by investing activities	(1,009.5)	(903.5)	(928.6)
Cash flows from financing activities:
Deposits to insurance liabilities	3,302.6	2,637.1	2,517.0
Withdrawals from insurance liabilities	(2,447.8)	(2,118.4)	(1,898.2)
Other	(9.6)	(8.6)	(10.0)
Net cash provided by financing activities	845.2	510.1	608.8
Net increase (decrease) in cash and cash equivalents	127.5	(41.8)	(33.6)
Cash and cash equivalents beginning of year	166.0	207.8	241.4
Cash and cash equivalents end of year	$293.5	$166.0	$207.8

The accompanying notes are an integral part of the consolidated financial statements.

5

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements

1.    Nature of Operations

OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML), R. E. Moulton and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica.  Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

The Company’s focus is to provide a range of insurance and financial products and services to customers throughout the United States.   Business is conducted through three primary operating divisions:

•      Retirement Services Operations offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals.  These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company’s career agents.

•      Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets.  Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

•      Employee Benefits Operations offers traditional and voluntary group life and disability products primarily to employer groups.  These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.    Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).  Significant intercompany transactions have been eliminated.  AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP.  These financial statements are described in detail in Note 14—Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value.  Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment.

6

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Costs incurred or fees received upon origination of investments are deferred.  Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments.  The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts.  The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Realized investment gains and losses”.  The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement.  For further detail refer to Note 4-Investments.

Real estate is reported at cost, less accumulated depreciation.  Depreciation is calculated (straight line) over the estimated useful lives of the related assets.  Investment in real estate is net of accumulated depreciation of $62.3 million and $58.3 million at December 31, 2011 and 2010, respectively.  Depreciation expense for investment in real estate amounted to $3.5 million, $3.3 million and $3.0 million for 2011, 2010, and 2009, respectively.

Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies.  Other invested assets are reported at cost, plus the Company’s equity in undistributed net equity since acquisition.  Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value.   Short-term financial instruments with durations less than three months are considered to be cash equivalents.  The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts.  GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary.  In accordance with the Company’s investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer.  For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery.  The impairment represents the full difference between the security’s amortized cost basis and its fair value at the impairment measurement date.  In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder’s equity.  The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows.  Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery.  The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

7

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Deferred Policy Acquisition Costs

The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable.  Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses.  These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

•             For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

•            For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

•            For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.  For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

•            For miscellaneous group life and health policies, over the premium rate guarantee period.

For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins.  For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance.  Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach.  Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used.  The future projected return beginning in 2016 is 8.50 percent.  These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated other comprehensive income” and this adjustment is reflected as “valuation adjustment” in Note 5—Other Comprehensive Income (Loss), Note 6-Deferred Policy Acquisition Cost, and Note 7—Valuation of Business Acquired.  The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized.  The valuation adjustment for certain products is limited based on the original capitalized amount.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

8

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Property and Equipment

Property and equipment includes real estate owned and occupied by the Company.  Property and equipment is carried at cost, net of accumulated depreciation of $129.7 million and $123.8 million as of December 31, 2011 and 2010, respectively.  Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years.  Depreciation expense for 2011, 2010 and 2009 was $8.7 million, $9.0 million and $9.8 million, respectively.

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies.  The assets of these accounts are legally segregated and are valued at fair value.  The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed.  Such premiums are recognized as premium revenue when due.  Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate.  Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts.  This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.  Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed.  The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances.  The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue.  Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality.  The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract.  Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses.  The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation.  These assumptions are made at the time the contract is issued.  Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs.  If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits.  The liabilities for group products are generally calculated as an unearned premium reserve.  Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

9

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Reinsurance

The Company reinsurers certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions.  Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of operations.  Refer to Note 11 — Reinsurance for further details.

Policyholders’ Dividends

Policyholders’ dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies.  The dividend scale is approved annually by the Board of Directors.

Certain Nontraditional Long-Duration Contracts

The Company’s liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB).  The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15—Fair Value) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

The Company’s exposure to and reserves for these benefits is summarized below.  Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB.  The total account value for our variable annuities that offer some type of guarantee was $1,247.1 million and $1,316.9 million at December 31, 2011 and 2010, respectively.

	As of December 31,
(in millions)	2011	2010

Guaranteed Minimum Death Benefit
Total account value	$1,247.1	$1,316.9
Net amount at risk (1)	68.0	52.4
GAAP reserve	1.3	1.0

Guaranteed Minimum Income Benefit
Total account value	$238.2	$283.8
GAAP reserve	18.2	18.5

Guaranteed Minimum Accumulated Benefit
Total account value	$14.2	$17.6
GAAP reserve	0.6	0.3

Guaranteed Minimum Withdrawal Benefit
Total account value	$141.8	$159.6
GAAP reserve	18.6	(0.3)

(1) Represents the amount of death benefit in excess of the account value.

In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy.  Sales inducements deferred totaled $2.7 million, $3.6 million and $4.4 million for 2011, 2010 and 2009, respectively.  Amounts amortized totaled $0.2 million, $3.6 million and $6.3 million for 2011, 2010 and 2009, respectively.  The unamortized balance of deferred sales inducements is included in “other assets” and totaled $32.3 million and $29.8 million at December 31, 2011 and 2010, respectively.

10

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.  The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance.  The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable taxing authority.  Uncertain tax positions that meet the “more likely than not” recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized.  The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.  As of December 31, 2011 and 2010, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders.  Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

Cash Flows

The Company corrected the classification of cash flows between operating and financing in the Statement of Cash Flows for the years ended December 31, 2010 and 2009 of $10.8 million and $14.7 million, respectively, related to the reporting of Funding Agreement maturities.  The Company believes the effects of this correction are not material to the prior year Statement of Cash Flows.  As a result, the December 31, 2010 and 2009 comparative amounts presented are different than the amounts reported in the previously issued financial statements.

Derivatives

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives.  At December 31, 2011 and 2010, the Company did not hold any freestanding derivative instruments or hedges.  The Company’s GMAB, GMWB and a small block of GMIB benefits contain embedded derivatives.  Refer to “Certain Nontraditional Long-Duration Contracts” above and Note 15—Fair Values for additional information.

Goodwill and Other Intangible Assets

The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance.  Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value.  An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized.  All indefinite lived intangible assets are tested for impairment at least annually.  The Company performed goodwill testing in 2011 and 2010 and determined the carrying value of goodwill was not impaired.

Total goodwill, which is included in “other assets” on the consolidated balance sheet, was $6.1 million and $23.4 million at December 31, 2011 and 2010, respectively.  The decrease in 2011 reflects the disposal of the stop loss operation.  For further detail refer to Note 3-Acquisitions and Other Significant Transactions.

11

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

The Company reports a financial asset representing the value of business acquired (“VOBA”), which is an intangible asset with a finite life.  VOBA represents the present value of future profits embedded in acquired insurance and annuities.  VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically.  The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised.  Recoverability of the unamortized balance of VOBA is evaluated regularly.  For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance to simplify how entities test goodwill for impairment.  The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The Company’s early adoption of this guidance effective December 31, 2011 did not have an effect on the Company’s consolidated financial statements.

In May 2011, the FASB issued authoritative guidance to improve and align fair value measurements and disclosure requirements, to ensure that “fair value” has a consistent meaning in both GAAP and IFRSs. The guidance does not require additional fair value measurements, but rather, provides additional guidance on how to measure fair value where its use is already required or permitted by other standards within GAAP.  This guidance is effective for nonpublic entities for fiscal years beginning after December 15, 2011.  The Company will adopt this guidance effective January 1, 2012.

In June 2011, the FASB issued authoritative guidance to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012 and will be applied retrospectively.  The Company will adopt this guidance effective December 31, 2012.

In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Under the new guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts.  A company may defer incremental direct costs of contract acquisition that are related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts.  This change is effective for fiscal years beginning after December 15, 2011.  The Company will adopt this guidance effective January 1, 2012 with retrospective application.  The Company is currently in the process of evaluating this change and expects the adoption of this guidance to reduce unamortized DAC and equity.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company’s financing receivable portfolio.  The disclosures are effective for nonpublic companies in 2011.  The required disclosures are provided in Note 4-Investments for the Company’s mortgage loan portfolio.

12

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

2.    Significant Accounting Policies, continued

In April 2010, the FASB issued authoritative guidance clarifying that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance.  This guidance is effective for annual reporting for periods after December 15, 2010.  The Company’s adoption of this guidance effective January 1, 2011 did not have an effect on the Company’s consolidated financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward for Level 3 activity.  Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs.  The Company adopted the effective portions of this guidance for the reporting period ended December 31, 2010 and the disclosures regarding segregating purchases, sales, issuances, and settlements for the reporting period ended December 31, 2011.  The required disclosures are provided in Note 15-Fair Value.

3.    Acquisitions, Dispositions and Other Significant Transactions

On July 1, 2011, Symetra Life Insurance Company assumed the Company’s medical stop loss block of business through a 100 percent indemnity reinsurance agreement.  Under this reinsurance agreement, the Company transferred approximately $34.7 million in reinsured reserves and cash to Symetra on July 1 while Symetra simultaneously paid the Company $26.0 million in cash for the purchase of the renewal rights relating to this block of business.  As part of the transaction, the Company recorded a gain of $8.5 million, of which $5.5 million was recognized in 2011 with the remaining $3.0 million to be amortized in 2012.

On July 1, 2010, OneAmerica acquired 100 percent of McCready and Keene, Inc., a nationally recognized actuarial and employee benefits firm specializing in the design, installation and administration of retirement plans, for $15.3 million in cash.  The transaction resulted in VOBA of $9.0 million and goodwill of $6.1 million.  Refer to Note 7—Value of Business Acquired for further detail regarding current VOBA activity.

In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule.   The transaction resulted in VOBA of $117.1 million.  Refer to Note 7—Value of Business Acquired for further detail regarding current VOBA activity.

On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company’s reinsurance operations; including its life, long term care and international reinsurance business.  The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets.  The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC.  In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables.  The market value of investments held in this trust was $1,899.3 million at December 31, 2011.

13

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

3.  Acquisitions, Dispositions and Other Significant Transactions, continued

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts.  The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge.  The Company recognized $4.0 million, $4.2 million and $4.2 million of the deferred gain amortization in 2011, 2010 and 2009, respectively.  The deferred gain balance was $49.9 million and $53.9 million at December 31, 2011 and 2010, respectively.

4.   Investments

The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

	December 31, 2011
Description of Securities	Amortized	Gross Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value

Available-for-sale:
US government & agencies	$42.1	$1.8	$0.1	$43.8
State & local government	391.5	48.9	0.4	440.0
Foreign government	31.9	5.5	—	37.4
Corporate - public	6,682.3	741.2	17.5	7,406.0
Corporate - private	1,798.4	211.6	7.3	2,002.7
Residential mortgage-backed	1,349.4	164.9	1.2	1,513.1
Commercial mortgage-backed	609.9	49.9	—	659.8
Other asset backed	203.6	16.9	0.2	220.3
Total fixed maturities	11,109.1	1,240.7	26.7	12,323.1
Equity securities	65.2	0.6	0.7	65.1
Total	$11,174.3	$1,241.3	$27.4	$12,388.2

	December 31, 2010
Description of Securities	Amortized	Gross Unrealized		Fair
(in millions)	Cost	Gains	Losses	Value

Available-for-sale:
US government & agencies	$35.2	$0.9	$0.3	$35.8
State & local government	374.3	4.8	9.7	369.4
Foreign government	32.5	4.4	—	36.9
Corporate - public	6,113.0	480.3	30.5	6,562.8
Corporate - private	1,690.4	154.9	5.2	1,840.1
Residential mortgage-backed	1,235.1	107.6	1.7	1,341.0
Commercial mortgage-backed	522.9	27.6	3.4	547.1
Other asset backed	166.8	12.0	0.6	178.2
Total fixed maturities	10,170.2	792.5	51.4	10,911.3
Equity securities	58.5	0.7	0.8	58.4
Total	$10,228.7	$793.2	$52.2	$10,969.7

14

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

The following tables show the gross unrealized losses and the fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

Gross unrealized loss positions for fixed maturities as of December 31, 2011:

	Less Than 12 Months		12 Months or More		Total
Description of Securities	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses

US government & agencies	$1.5	$—	$0.2	$0.1	$1.7	$0.1
State & local government	—	—	7.4	0.4	7.4	0.4
Corporate - public	416.7	12.6	21.6	4.9	438.3	17.5
Corporate - private	159.7	7.0	9.9	0.3	169.6	7.3
Residential mortgage-backed	11.2	0.6	1.5	0.6	12.7	1.2
Other asset backed	18.4	0.2	—	—	18.4	0.2
	$607.5	$20.4	$40.6	$6.3	$648.1	$26.7

Gross unrealized loss positions for fixed maturities as of December 31, 2010:

	Less Than 12 Months		12 Months or More		Total
Description of Securities	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses

US government & agencies	$7.7	$0.1	$0.2	$0.2	$7.9	$0.3
State & local government	209.7	8.5	5.8	1.2	215.5	9.7
Corporate - public	745.7	24.6	73.5	5.9	819.2	30.5
Corporate - private	115.3	4.5	8.3	0.7	123.6	5.2
Residential mortgage-backed	31.0	1.7	3.4	—	34.4	1.7
Commercial mortgage-backed	87.1	3.4	—	—	87.1	3.4
Other asset backed	21.4	0.6	2.2	—	23.6	0.6
	$1,217.9	$43.4	$93.4	$8.0	$1,311.3	$51.4

Obligations of U.S. government, states, political subdivisions and foreign governments.  The unrealized losses on the Company’s investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost, which may be maturity.  In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Corporate Securities.  In 2011, the $24.8 million of gross unrealized losses is comprised of $14.2 million related to investment grade securities and $10.6 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes. Approximately $3.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There was one individual issuer with gross unrealized losses of $2.9 million.

15

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

In 2010, the $35.7 million of gross unrealized losses is comprised of $30.2 million related to investment grade securities and $5.5 million related to below investment grade securities.  Approximately $5.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months.  There were no individual issuers with gross unrealized losses greater than $2.8 million.

The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Mortgage-Backed Securities.  The unrealized losses on the Company’s investment in residential and commercial mortgage-backed securities were caused by interest rate changes.  Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises.  Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company’s investment because the decline in market value is attributable to changes in interest rates and not credit quality.  The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Gross Unrealized Loss Positions for Marketable Equity Securities:

	Less Than 12 Months		12 Months or More		Total
Description of Securities	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses

December 31, 2011	$3.8	$0.5	$0.4	$0.2	$4.2	$0.7
December 31, 2010	$2.5	$0.2	$4.0	$0.6	$6.5	$0.8

Marketable Equity Securities. Gross unrealized losses on equity securities were $0.7 million and $0.8 million as of December 31, 2011 and 2010, respectively.   The Company has the ability and intent to hold these investments until a recovery of cost.   In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2011 or 2010.

Contractual Maturities.  The amortized cost and fair value of fixed maturity securities at December 31, 2011, by contractual average maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.  Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

16

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

	Available-for-Sale
(in millions)	Amortized Cost	Fair Value

Due in one year or less	$311.1	$316.9
Due after one year through five years	2,579.1	2,805.7
Due after five years through 10 years	3,274.4	3,623.0
Due after 10 years	2,781.6	3,184.3
	8,946.2	9,929.9
Mortgage-backed securities	2,162.9	2,393.2
	$11,109.1	$12,323.1

Net investment income for the years ended December 31, consisted of the following:

(in millions)	2011	2010	2009

Fixed maturity securities	$624.2	$582.5	$535.1
Equity securities	1.7	1.6	2.4
Mortgage loans	101.5	100.3	94.4
Real estate	18.0	15.8	18.1
Policy loans	15.6	15.2	15.2
Other	6.9	6.5	6.5
Gross investment income	767.9	721.9	671.7
Investment expenses	34.2	28.8	33.2
Net investment income	$733.7	$693.1	$638.5

Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)	2011	2010	2009

Proceeds from the sale of investments in fixed maturities	$654.6	$765.4	$516.9

Gross realized gains on the sale of fixed maturities	29.1	30.6	32.4
Gross realized losses on sale of fixed maturities	(3.5)	(1.4)	(5.6)

Change in unrealized appreciation	472.9	267.0	926.2

The Company does not accrue income on non-income producing investments. The Company had one non-income producing fixed maturity investment at December 31, 2010 with no book value.  There were no non-income producing fixed maturity investments at December 31, 2011.

17

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)	2011	2010	2009

Fixed maturity securities	$25.6	$29.2	$26.8
Equity securities	0.3	6.4	4.2
Mortgage loans	(1.6)	0.9	(2.4)
Other	0.1	(0.2)	(0.5)
Impairments in fixed maturitities	—	—	(12.2)
Impairments in equities	—	—	(5.0)
Realized investment gains (losses)	$24.4	$36.3	$10.9

Mortgage Loans

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor.  At December 31, 2011, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Illinois where approximately 27 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2011		2010
(in millions)	Amount	% of Total	Amount	% of Total

Apartments	$83.1	5.1%	$77.0	5.0%
Industrial/warehouse	423.3	26.1%	444.7	28.9%
Medical office	81.9	5.1%	80.9	5.3%
Office	292.9	18.1%	264.1	17.1%
Retail	637.9	39.3%	542.7	35.3%
Other	102.0	6.3%	129.9	8.4%
Subtotal gross mortgage loans	1,621.1	100.0%	1,539.3	100.0%
Valuation allowance	(1.1)		(1.5)
Balance, end of year	$1,620.0		$1,537.8

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected.  The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.   The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows;

18

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

(in millions)	2011	2010	2009

Allowance for losses, beginning of year	$1.5	$2.4	$—
Addition to/(release of) allowance for losses	1.9	0.3	2.4
Reductions	(1.9)	—	—
Charge-offs, net of recoveries	(0.4)	(1.2)	—
Allowance for losses, end of year	$1.1	$1.5	$2.4

Impaired mortgage loans identified in management’s specific review of probable loan losses and the related allowance for losses at December 31, 2011 are as follows;

(in millions)	Unpaid Principal Balance	Related Allowance

Apartments	$83.1	$—
Industrial/warehouse	423.3	(0.3)
Medical office	81.9	—
Office	292.9	—
Retail	637.9	(0.8)
Other	102.0	—
Balance, end of year	$1,621.1	$(1.1)

The Company’s commercial mortgage loan portfolio is evaluated and rated annually.  The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system.  This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system identifies potential risks and provides management information to take the appropriate course of action.

19

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

4.  Investments, continued

The Company’s internal rating system, as illustrated below, can be defined as;

•                  Excellent, exceeds most underwriting standards and presents a very low likelihood of loss.

•                  Above average, exceeds some current underwriting standards and presents a low likelihood of loss.

•                  Average, meets current underwriting standards and presents a low likelihood loss.

•                  Below average, does not meet some underwriting standards and a loss might be possible.

•                  Poor, does not meet underwriting standards and a loss would be likely.

	As of December 31,
(in millions)	2011	2010

Excellent	$118.1	$27.6
Above average	888.1	871.5
Average	333.7	393.0
Below average	51.3	54.4
Poor	—	—
Subtotal - rated loans	1,391.2	1,346.5

Below $100,000 and residential - not rated	0.3	0.6
Current year closings - not rated	229.6	192.2
Valuation adjustment	(1.1)	(1.5)
Total	$1,620.0	$1,537.8

The Company does not have any mortgage loans due exceeding 30 days as of December 31, 2011, based upon the recorded investment gross of allowance for credit losses.

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments.   Factors considered may include conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant.   The Company did not have any loans on nonaccrued status as of December 31, 2011.

In 2011, the Company restructured three mortgage loans with a carrying value of $2.6 million.

The Company had outstanding mortgage loan commitments of approximately $61.3 million and $74.5 million at December 31, 2011 and 2010, respectively.

The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers.  Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans.  In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities.  Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans.  The book value of this investment was $15.2 million as of December 31, 2011.  The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

20

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

5.  Other Comprehensive Income

Accumulated other comprehensive income, at December 31, consisted of the following:

(in millions)	2011	2010	2009

Unrealized appreciation (depreciation):
Fixed maturity securities	$1,214.0	$741.1	$474.1
Equity securities	(0.1)	(0.1)	3.7
Valuation adjustment	(401.4)	(175.5)	(102.3)
Deferred taxes	(284.6)	(198.0)	(131.4)
Total unrealized appreciation, net of tax	527.9	367.5	244.1
Benefit plans, net of tax	(59.4)	(34.7)	(25.3)
Accumulated other comprehensive income	$468.5	$332.8	$218.8

The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

(in millions)	2011	2010	2009

Other comprehensive income, net of tax:
Change in benefit plan liability, net of tax - 2011, $13.3; 2010, $5.1; 2009, ($8.7)	$(24.7)	$(9.4)	$16.1
Unrealized appreciation on securities, net of tax - 2011, ($86.6) 2010, ($66.6); 2009, ($257.3)	176.7	140.3	492.8
Reclassification adjustment for gains (losses) included in net income, net of tax - 2011, $8.8; 2010, $9.1; 2009, $8.1	(16.3)	(16.9)	(14.9)
Other comprehensive income, net of tax	$135.7	$114.0	$494.0

21

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

6.  Deferred Policy Acquisition Costs

The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)	2011	2010	2009

Balance, beginning of year	$688.2	$653.1	$636.6
Capitalization of deferred acquisition costs	121.6	117.5	93.9
Amortization of deferred acquisition costs	(76.5)	(82.4)	(77.4)
Subtotal	733.3	688.2	653.1
Valuation adjustment	(373.7)	(156.8)	(92.5)
Balance, end of year	$359.6	$531.4	$560.6

7.  Valuation of Business Acquired

The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)	2011	2010	2009

Balance, beginning of year	$88.1	$88.5	$92.4
Acquisitions	—	9.0	—
Amortization	(15.1)	(9.4)	(3.9)
Subtotal	73.0	88.1	88.5
Valuation adjustment	(28.1)	(19.0)	(10.1)
Balance, end of year	$44.9	$69.1	$78.4

The 2009 amortization was lower than 2011 and 2010 due to an interest margin adjustment.

The average expected life of VOBA varies by product, and is 23 years for the overall block of acquired business.  The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

The following table provides estimated future amortization, net of interest, for the periods indicated:

VOBA
(in millions)	Amortization

2012	$7.7
2013	6.1
2014	5.9
2015	5.7
2016	5.4
2017 and thereafter	42.2
Total	$73.0

22

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

8.  Insurance Liabilities

Insurance liabilities consisted of the following:

	Withdrawal	Mortality or Morbidity	Interest Rate	December 31,
(in millions)	Assumption	Assumption	Assumption	2011	2010

Future policy benefits:
Participating whole life contracts	n/a	Company experience	2.25% to 6.0%	$1,173.3	$1,090.3
Universal life-type contracts	n/a	n/a	n/a	2,291.6	2,112.8
Other individual life contracts	Company experience	Company experience	2.25% to 6.0%	962.7	969.2
Accident and health	n/a	Company experience	n/a	946.7	847.4
Annuity products	n/a	n/a	n/a	7,387.7	6,614.7
Group life and health	n/a	n/a	n/a	361.7	395.7
Other policyholder funds	n/a	n/a	n/a	243.2	252.1
Funding agreements*	n/a	n/a	n/a	1,047.1	902.2
Pending policyholder claims	n/a	n/a	n/a	226.8	229.8
Total insurance liabilities				$14,640.8	$13,414.2

* Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue.  Assumptions for “other individual life contracts” include a provision for adverse deviation.  For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

Participating life insurance policies, for which dividends are expected to be paid, represent approximately 29.4 percent and 28.3 percent of the total individual life insurance in force at both December 31, 2011 and 2010, respectively.  These participating policies represented 38.4 percent and 33.3 percent of statutory life net premium income for 2011 and 2010, respectively.  The amount of dividends to be paid is determined annually by the Board of Directors.

The Company identified an error in its method of computing a Care Solutions annuity product reserve which was corrected in 2011 and resulted in a $7.3 million reduction in the annuity reserve.  This out-of-period adjustment was not material to the periods in which they originated and management believes the error is immaterial to the consolidated financial statements.

9.  Benefit Plans

The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution.  The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in “other benefits” in the following disclosures.

23

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level.  For post-65 retirees the Company’s contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2011 and 2010.

The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

Obligations and funded status:

	Pension Benefits		Other Benefits
(in millions)	2011	2010	2011	2010

Employer contributions	$12.5	$6.0	$1.9	$1.9
Employee contributions	—	—	1.4	1.2
Benefit payments	4.0	3.3	3.3	3.1
Funded status (deficit)	(53.3)	(22.7)	(51.0)	(44.5)

Amounts recognized in the balance sheet:

	Pension Benefits		Other Benefits
(in millions)	2011	2010	2011	2010

Accrued benefit obligation	$(53.3)	$(22.7)	$(51.0)	$(44.5)
Net amount recognized	$(53.3)	$(22.7)	$(51.0)	$(44.5)

Amounts recognized in other accumulated comprehensive income (before any tax effects):

Net actuarial (gains) losses	$94.8	$61.2	$(0.5)	$(3.9)
Net prior service costs (benefits)	(0.7)	(0.8)	0.1	—
Net transition obligation	(2.2)	(2.9)	—	—
Net amount recognized	$91.9	$57.5	$(0.4)	$(3.9)

The following table represents plan assets and obligations for the defined benefit plan:

	December 31,
(in millions)	2011	2010

Projected benefit obligation	$207.5	$168.5
Accumulated benefit obligation	178.6	146.2
Fair value of plan assets	154.2	145.8

24

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

The following table represents net periodic pension and other benefit costs expense:

	Pension Benefits			Other Benefits
(in millions)	2011	2010	2009	2011	2010	2009

Net periodic benefit cost	$8.7	$6.2	$11.3	$3.9	$2.8	$3.2

Amounts recognized in other comprehensive income:
Net actuarial (gains) losses	33.6	12.3	(25.2)	3.4	1.4	(0.7)
Net prior service costs	0.1	0.1	0.2	0.1	0.2	0.2
Net transition obligation	0.7	0.7	0.7	—	—	—
Total recognized in other comprehensive income, before any tax effects	34.4	13.1	(24.3)	3.5	1.6	(0.5)
Total recognized net periodic pension costs and other comprehensive income, before any tax effects	$43.1	$19.3	$(13.0)	$7.4	$4.4	$2.7

Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $6.8 million, ($0.1) million and ($0.7) million, respectively.

Weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Other Benefits
	2011	2010	2011	2010

Discount rate	5.15%	5.80%	5.15%	5.80%
Rate of compensation increase	4.25%	4.25%	6.00%	6.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009

Discount rate	5.80%	6.65%	6.40%	5.80%	6.65%	6.40%
Expected long-term return on plan assets	8.50%	8.50%	8.50%	—	—	—
Rate of compensation increase	4.25%	4.25%	4.00%	6.00%	6.00%	6.00%

The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds.  The weighting between these asset classes was based on the assets in our plan.  The long-term returns are updated and evaluated annually.

Assumed health care trend rates at December 31:

	2011	2010

Health care trend rate assumed for next year	8.00%	8.50%
Rate to which the cost trend rate is assumed to decline	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018

25

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

Plan Assets

The actual pension plan weighted-average asset allocations, by asset category, are 67 and 70 percent for equity securities and 33 and 30 percent for debt securities at December 31, 2011 and 2010, respectively.

The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets.  The plan seeks to attain diversification by investing in a blend of asset classes and styles.  The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option.  Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

Fair value measurements at December 31, 2011:

(in millions)	Level 1	Level 2	Level 3

Equity separate account investment options	$—	$104.0	$—
Fixed separate account investment options	—	16.9	—
Fixed interest investment option	—	33.3	—
Total	$—	$154.2	$—

The pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies.  The fixed interest investment is held in the general account of AUL.  Refer to Note 15—Fair Value for additional discussion regarding the levels of the fair value hierarchy.

Contributions

The Company expects to contribute $9.0 million to its pension plan and $3.2 million to its other postretirement benefit plans in 2012.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)	Pension Benefits	Other Benefits

2012	$5.0	$3.2
2013	5.4	3.2
2014	6.0	3.3
2015	6.8	3.4
2016	7.6	3.4
Years 2017-2021	51.7	18.4

26

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

Defined Contribution Plans and Deferred Compensation

The Company sponsors a defined contribution savings plan that covers substantially all employees.  The Company match is 50 percent of employee contributions up to 7.0 percent of eligible earnings.  Additional employee voluntary contributions may be made to the plan subject to contribution guidelines.  Company contributions to the plan were $2.9 million, $3.0 million and $2.5 million in 2011, 2010 and 2009, respectively.

The Company has two defined contribution pension plans covering substantially all career agents, except for general agents.  Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents’ contributions) of defined commissions are made to the 401(k) plan.  Company contributions expensed for these plans were $1.1 million, $1.0 million and $1.0 million in 2011, 2010 and 2009, respectively.

The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents.  These deferred amounts are payable according to the terms and conditions of the agreements.  Annual costs of the agreements were $4.6 million, $5.2 million and $5.4 million for 2011, 2010 and 2009, respectively.

10. Federal Income Taxes

The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

The federal income tax expense, for the years ended December 31, was as follows:

(in millions)	2011	2010	2009

Current	$54.1	$39.9	$33.2
Deferred	(1.4)	15.9	9.6
Income tax expense	$52.7	$55.8	$42.8

A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)	2011	2010	2009

Income tax computed at statutory tax rate:	$57.3	$62.2	$50.9
Tax preferenced investment income	(5.8)	(6.3)	(7.8)
Credits available to offset tax	0.2	(0.3)	(0.7)
Other	1.0	0.2	0.4
Income tax expense	$52.7	$55.8	$42.8

27

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

10. Federal Income Taxes, continued

The federal income tax (recoverable) liability for the years ended December 31, were as follows:

(in millions)	2011	2010

Current	$(5.8)	$7.1
Deferred	337.6	265.6
Total federal income tax (recoverable) liability	$331.8	$272.7

The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)	2011	2010

Deferred tax assets
Insurance liabilities	$122.2	$113.9
Deferred gain on indemnity reinsurance	18.5	18.9
Employee benefit plans	45.6	31.5
Other	10.9	11.5
Total deferred tax assets	197.2	175.8

Deferred tax liabilities
Deferred policy acquisition costs & value of business acquired	225.6	220.2
Investments	14.1	11.6
Fixed assets and software	10.0	9.5
Unrealized appreciation	284.6	198.0
Other	0.5	2.1
Total deferred tax liabilities	534.8	441.4
Total net deferred tax liability	$337.6	$265.6

Federal income taxes paid were $67.0 million and $36.3 million in 2011 and 2010, respectively. The Company has $6.0 million of net operating losses available to offset future taxable income.  The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income.  If unused, the losses will expire between 2025 and 2027.

If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt.  Based upon the best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

Company has reviewed all open tax years for major tax jurisdictions and has concluded that there are no uncertain tax positions that would require a contingent liability to be recorded as of December 31, 2011.  The Company is not aware of any tax position where it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months.  Calendar years 2008 through 2011 remain open to examination.

28

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

11. Reinsurance

The Company uses reinsurance to mitigate the risks it underwrites on a direct basis.  For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million.  For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.  The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)	2011	2010	2009

Direct premiums	$556.5	$510.8	$481.7
Reinsurance assumed	334.2	352.2	368.9
Reinsurance ceded	(491.2)	(454.4)	(470.3)
Net premiums	399.5	408.6	380.3
Reinsurance recoveries	$476.4	$394.7	$402.4

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Seven reinsurers account for approximately 92 percent of the Company’s December 31, 2011, ceded reserves for life and accident and health insurance.    These reinsurers maintain A.M. Best ratings between A+ and A-.  The remainder of such ceded reserves is spread among numerous reinsurers.  Refer to Note 3—Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005, and the Symetra transaction in 2011.

12. Surplus Notes, Notes Payable and Lines of Credit

In September 2006, the Company enhanced its financial flexibility through AUL and State Life’s membership in the Federal Home Loan Bank of Indianapolis (FHLBI).  FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements.  The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income.  The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings.  At December 31, 2011, the carrying value of the FHLBI common stock was $54.8 million.  The carrying value of the FHLBI common stock approximates fair value.

Funding Agreements associated with the FHLBI totaled $1,045.5 million and $900.6 million as of December 31, 2011 and 2010, respectively.  The proceeds were used to purchase bonds.  The Company closely matches the maturities of the Funding Agreements with bond maturities.  The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $1,047.1 million and $902.2 million at December 31, 2011 and 2010, respectively. The average interest rate on these Funding Agreements is 3.72 percent and range from 0.76 percent to 4.59 percent.  Maturities for the Funding Agreements range from February 2013 to November 2021.   Interest was paid in the amount of $35.1 million and $34.3 million in 2011 and 2010, respectively.

29

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

12. Surplus Notes, Notes Payable and Lines of Credit, continued

The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI.  Total pledged assets amounted to $1,642.1 million and $1,373.6 million at December 31, 2011 and 2010, respectively and are included in fixed maturities and mortgages reported on the balance sheet.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates.  While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $85.9 million at December 31, 2011.

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033.  Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate.   The notes are an unsecured senior obligation and will rank equally with any of the Company’s senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries.   The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations.  Interest paid was $14.0 million in 2011, 2010 and 2009.

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026.  Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate.  Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance.  The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes.  Interest paid was $5.8 million in 2011, 2010 and 2009.

Surplus Notes and Senior Notes:

(in millions)	2011	2010

Senior notes, 7%, due 2033	$200.0	$200.0
Surplus notes, 7.75%, due 2026	75.0	75.0
Total notes payable	$275.0	$275.0

13. Commitments and Contingencies

Various lawsuits have arisen in the ordinary course of the Company’s business.  In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

Recent attention has been focused on life insurance companies’ processes and procedures used to identify unreported death claims and whether life insurance companies used the Social Security Administration’s Master Death File to identify deceased policy and contract holders.  Additionally, regulators and state legislators are considering proposals that would require life insurance companies to take additional steps to identify unreported deceased policy and contract holders.  The Company believes these developments will not result in a material adverse impact on the financial condition, operations or cash flows of the Company.

30

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

14. Statutory Information

AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile.  Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners’ (NAIC) publications.

A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)	2011	2010

SAP surplus	$1,154.9	$1,069.4
Asset valuation reserve	94.6	86.9
Deferred policy acquisition costs	733.3	688.2
Value of business acquired	64.6	79.1
Adjustments to policy reserves	(192.4)	(168.7)
Interest maintenance reserves (IMR)	39.7	34.6
Unrealized gain on invested assets, net	527.9	367.5
Surplus notes	(75.0)	(75.0)
Deferred gain on indemnity reinsurance	(52.9)	(53.9)
Deferred income taxes	(126.7)	(126.4)
Other, net	(46.4)	(26.8)
GAAP equity	$2,121.6	$1,874.9

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)	2011	2010	2009

SAP net income	$105.4	$94.2	$89.9
Deferred policy acquisition costs	44.9	35.1	16.5
Value of business acquired	(14.5)	(9.0)	(3.6)
Adjustments to policy reserves	(23.4)	8.0	6.2
Deferred income taxes	(3.3)	(15.6)	(8.1)
Realized gains, net of tax	18.4	16.9	4.9
IMR amortization	(10.8)	(6.0)	(3.5)
Other, net	(5.7)	(1.7)	0.4
GAAP net income	$111.0	$121.9	$102.7

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.4 million and $28.5 million at December 31, 2011 and 2010, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica.  No dividends were paid in 2011, 2010, or 2009.  State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments.  Under state statutes, dividends would be limited to approximately $146 million in 2012.

31

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability.  The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.  The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.  The levels of the fair value hierarchy are as follows:

•                  Level 1 — Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities.  These generally provide the most reliable evidence and are used to measure fair value whenever available.  Active markets provide current pricing data on a more frequent basis.  Examples include certain U.S. Treasury securities and exchange-traded equity securities.

•                  Level 2 — Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

•                  Level 3 — Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3.  Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy.  In such cases, the level disclosed is based on the lowest level significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

Fixed maturity securities - are based on quoted market prices where available.  For fixed maturity securities not actively traded, fair values are estimated using values obtained from a number of independent pricing sources.  In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security.  To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made.  For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.  For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

32

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2.  US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2.  If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used.  When observable market data is not available, the security is reported in Level 3.

Equity securities — consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares.  The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.  Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs.  Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

Short-term and other invested assets — the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value.  Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

Cash equivalents — include money market instruments and other highly liquid debt instruments.  Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1.  The remaining cash equivalents are not traded in active markets however their fair values are based on market observable inputs and have been classified as Level 2.

Separate accounts - represent assets segregated and invested on behalf of customers.  Investment risks associated with market value changes are borne by the customer.  Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access.  These net asset values are obtained daily from the fund managers.

Variable annuity minimum guarantee benefits — are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios.  Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company’s own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date.  Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions.  Other assumptions may also change based on a hypothetical market participant’s view of actual experience as it emerges over time or other factors that impact the net liability.  As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3.  If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company’s consolidated financial statements.

33

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

Transfers

The Company’s policy is to illustrate transfers in or out of Level 3 at amortization cost and at the beginning of the period.  The 2011 transfers in and out of Level 3 can be attributed, in part, to investments shifting between investment grade and non-investment grade and the associated use of non-binding broker quotes.  In 2010, the significance of non-observable inputs such as the liquidity adjustment factor was reevaluated by management and these inputs were determined to no longer result in Level 3 classification for certain private corporate debt securities as the market observability of the key inputs highlighted above has improved.  Additionally, as a result of increased liquidity in the market and greater availability of market observable quoted prices from additional pricing sources, various state & local government, corporate-private and commercial mortgage-backed securities were reported in Level 2 in 2010 rather than Level 3 as in 2009.

There were no significant transfers between Level 1 and Level 2.

The balances of assets and liabilities measured at fair value, as of December 31, were as follows:

	December 31, 2011
(in millions)	Quoted Prices in Active Markets Level 1	Significant Observable Level 2	Significant Unobservable Level 3	Total Fair Value

Assets
US government & agencies	$30.7	$13.1	$—	$43.8
State & local government	—	440.0	—	440.0
Foreign government	—	37.4	—	37.4
Corporate - public	—	6,925.8	480.2	7,406.0
Corporate - private	—	1,931.8	70.9	2,002.7
Residential mortgage-backed	—	1,513.0	0.1	1,513.1
Commercial mortgage-backed	—	659.8	—	659.8
Other asset backed	—	217.1	3.2	220.3
Subtotal - fixed maturities	$30.7	$11,738.0	$554.4	$12,323.1
Equity securities	5.5	—	59.6	65.1
Short-term & other invested assets	—	0.1	33.3	33.4
Cash equivalents	33.7	—	—	33.7
Separate account assets	8,243.5	0.3	—	8,243.8
Total assets	$8,313.4	$11,738.4	$647.3	$20,699.1

Liabilities
Variable annuity guarantee benefits	$—	$—	$24.3	$24.3
Total liabilities	$—	$—	$24.3	$24.3

34

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

	December 31, 2010
(in millions)	Quoted Prices in Active Markets Level 1	Significant Observable Level 2	Significant Unobservable Level 3	Total Fair Value

Assets
US government & agencies	$28.3	$7.5	$—	$35.8
State & local government	—	369.4	—	369.4
Foreign government	—	36.9	—	36.9
Corporate - public	—	6,107.8	455.0	6,562.8
Corporate - private	—	1,771.9	68.2	1,840.1
Residential mortgage-backed	—	1,337.0	4.0	1,341.0
Commercial mortgage-backed	—	532.2	14.9	547.1
Other asset backed	—	173.6	4.6	178.2
Subtotal - fixed maturities	$28.3	$10,336.3	$546.7	$10,911.3
Equity securities	5.2	1.9	51.3	58.4
Short-term & other invested assets	—	2.4	26.3	28.7
Cash equivalents	134.5	14.5	—	149.0
Separate account assets	8,183.8	0.3	—	8,184.1
Total assets	$8,351.8	$10,355.4	$624.3	$19,331.5

Liabilities
Variable annuity guarantee benefits	$—	$—	$3.3	$3.3
Total liabilities	$—	$—	$3.3	$3.3

35

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

(in millions)	Fixed Maturities	Equity Securities & Other	Variable Annuity Guarantee Benefits	Total

Balance at December 31, 2009	$2,937.7	$77.6	$(2.3)	$3,013.0
Gains (losses) included in net income	19.1	(1.4)	(1.0)	16.7
Gains included in other comprehensive income	1.2	0.4	—	1.6
Purchases, issuances, sales, settlements	(98.4)	4.0	—	(94.4)
Transfer into (out of) Level 3:
Transfers into Level 3	19.2	—	—	19.2
Transfers (out of) Level 3	(2,332.1)	(3.0)	—	(2,335.1)
Total transfers (out of) Level 3	(2,312.9)	(3.0)	—	(2,315.9)

Balance at December 31, 2010	$546.7	$77.6	$(3.3)	$621.0
Gains (losses) included in net income	4.3	1.5	(21.0)	(15.2)
Gains (losses) included in other comprehensive income	(3.5)	0.1	—	(3.4)
Purchases	105.2	17.3	—	122.5
Issuances	37.3	—	—	37.3
Sales	(102.9)	(3.6)	—	(106.5)
Settlements	(32.0)	—	—	(32.0)
Transfer into (out of) Level 3:
Transfers into Level 3	92.4	—	—	92.4
Transfers (out of) Level 3	(93.1)	—	—	(93.1)
Total transfers (out of) Level 3	(0.7)	—	—	(0.7)

Balance at December 31, 2011	$554.4	$92.9	$(24.3)	$623.0

36

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

The following two tables provide additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.

(in millions)	US government & agencies	State & local government	Foreign government	Corporate - public

Balance at December 31, 2009	$2.9	$196.7	$15.0	$503.3
Gains included in net income	—	—	—	9.1
Gains (losses) included in other comprehensive income	—	—	(0.1)	7.0
Purchases, issuances, sales, settlements	—	—	(5.0)	100.8
Transfer into (out of) Level 3:		—
Transfers into Level 3	—	—	—	15.5
Transfers (out of) Level 3	(2.9)	(196.7)	(9.9)	(180.7)
Total transfers (out of) Level 3	(2.9)	(196.7)	(9.9)	(165.2)

Balance at December 31, 2010	$—	$—	$—	$455.0
Gains included in net income	—	—	—	4.1
Gains included in other comprehensive income	—	—	—	2.5
Purchases	—	—	—	105.2
Issuances	—	—	—	26.8
Sales	—	—	—	(102.8)
Settlements	—	—	—	(18.8)
Transfer into (out of) Level 3:
Transfers into Level 3	—	—	—	76.7
Transfers (out of) Level 3	—	—	—	(68.5)
Total transfers into Level 3	—	—	—	8.2

Balance at December 31, 2011	$—	$—	$—	$480.2

37

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

(in millions)	Corporate - private	Residential mortgage- backed	Commercial mortgage- backed	Other asset backed

Balance at December 31, 2009	$1,750.3	$15.1	$354.3	$100.1
Gains included in net income	8.8	—	1.2	—
Gains (losses) included in other comprehensive income	(4.9)	—	(1.0)	0.2
Purchases, issuances, sales, settlements	(191.3)	4.0	(5.5)	(1.4)
Transfer into (out of) Level 3:
Transfers into Level 3	—	—	0.2	3.5
Transfers (out of) Level 3	(1,494.7)	(15.1)	(334.3)	(97.8)
Total transfers (out of) Level 3	(1,494.7)	(15.1)	(334.1)	(94.3)

Balance at December 31, 2010	$68.2	$4.0	$14.9	$4.6
Gains included in net income	0.2	—	—	—
(Losses) included in other comprehensive income	(5.9)	—	—	(0.1)
Purchases	—	—	—	—
Issuances	10.5	—	—	—
Sales	(0.1)	—	—	—
Settlements	(11.7)	—	(0.2)	(1.3)
Transfer into (out of) Level 3:
Transfers into Level 3	15.6	0.1	—	—
Transfers (out of) Level 3	(5.9)	(4.0)	(14.7)	—
Total transfers into (out of) Level 3	9.7	(3.9)	(14.7)	—

Balance at December 31, 2011	$70.9	$0.1	$—	$3.2

Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet.  Annuity guarantee benefits are reported in Policy Benefits in the consolidated statement of operations.

Many but not all of the Company’s financial instruments are carried at fair value on the consolidated balance sheets.  Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

The carrying value of policy loans approximates fair value.

38

OneAmerica Financial Partners, Inc.

Notes to Consolidated Financial Statements, continued

15. Fair Value, continued

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year.  Fair values for other insurance reserves are not required to be disclosed.  However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time.  They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions.  Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company.  The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

	2011		2010
(in millions)	Carrying value	Fair value	Carrying value	Fair value

Mortgage loans	$1,620.0	$1,768.0	$1,537.8	$1,614.5
Policy loans	262.4	262.4	252.8	252.8
Funding agreements - refer to Note 8	1,047.1	1,194.1	902.2	954.1
Surplus notes and notes payable	275.0	288.9	275.0	267.2

16.  Subsequent Events

Management has evaluated the impact of all subsequent events through March 19, 2012, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

39

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein. There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

VOYAGE PROTECTOR

Individual Variable Annuity Contracts

Sold By

AMERICAN UNITED

LIFE INSURANCE COMPANY(R)

One American Square

Indianapolis, Indiana 46282

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2012

Part C: Other Information

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

1.   Included in Prospectus (Part A):

Condensed Financial Information (4)

2.   Included in Statement of Additional Information (Part B):

(a)  Financial Statements of OneAmerica Financial Partners, Inc. (4)

Report of Independent Auditors

Consolidated Balance Sheets as of December 31, 2011 and 2010

Consolidated Statements of Operations for years ended December 31, 2011 and 2010

Consolidated Statements of Changes in Shareholder’s Equity and Comprehensive Income as of December 31, 2011, 2010 and 2009

Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009

Notes to Consolidated Financial Statements

(b)  Financial Statements of AUL American Individual Variable Annuity Unit Trust (4)

A  Message from the Chairman, President & CEO of American United Life Insurance Company(R)

Report of Independent Registered Public Accounting Firm

Statements of Net Assets as of December 31, 2011

Statements of Operations for the year ended December 31, 2011

Statements of Changes in Net Assets as of December 31, 2011 and 2010

Notes to Financial Statements

(b)  Exhibits

1.   Resolution of the Executive Committee of American United Life Insurance Company(R) (“AUL”) establishing AUL American Individual Unit Trust (1)

2.   Not applicable

3.   Underwriting Agreements

3.1  Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (1)

3.2  Form of Selling Agreement (1)

4.   Individual Variable Annuity Contract Forms

4.1  Flexible Premium Variable Annuity Contract IVA2007(1)

4.2  Enhanced Death Benefit Rider (1)

4.3  Guaranteed Minimum Withdrawal Benefit Rider (1)

4.4  Lifetime Guaranteed Minimum Withdrawal Benefit Rider (1)

4.5  Owner Liftime Guaranteed Minimum Withdrawal Benefit Rider (1)

4.6  Long Term Care Facility & Terminal Illness Benefit Rider (1)

4.7  6% Extra Credit Premium Rider (1)

4.8  Guaranteed Return of Premium Rider (1)

5.   Form of Individual Variable Annuity Application (1)

6.   Certificate of Incorporation and By-Laws of the Depositor

6.1  Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.2  Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.3  Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) (1)

6.4  Second Amended and Restated Bylaws of American United Life Insurance Company(R) (1)

7.   Not applicable

8.   Form of Participation Agreements:

8.1  Form of Participation Agreement with Alger American Fund (1)

8.2  Form of Participation Agreement with American Century Variable Portfolios (1)

8.3  Form of Participation Agreement with Calvert Variable Series, Inc. (1)

8.4  Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

8.5  Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

8.6  Form of Participation Agreement with Janus Aspen Series (1)

8.7  Form of Participation Agreement with PBHG Funds, Inc. (1)

8.8  Form of Participation Agreement with Safeco Resource Series Trust (1)

8.9  Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (1)

8.10 Form of Participation Agreement with INVESCO Variable Investment Funds, Inc. (1)

8.11 Form of Amendment to the Participation Agreement between American United Life Insurance Company(R) and Pioneer (1)

8.12 Form of Participation Agreement between American United Life Insurance Company(R) and Neuberger Berman Advisers Management Trust (1)

8.13 Form of Participation Agreement between American United Life Insurance Company(R) and AIM Variable Insurance Funds (1)

8.14 Form of Participation Agreement between American United Life Insurance Company(R) and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (1)

8.15 Form of Participation Agreement between Timothy and American United Life Insurance Company(R) (1)

8.16 Form of Participation Agreement between Vanguard Funds and American United Life Insurance Company(R) (1)

8.17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (1)

8.18 Form of Addendum to the Account Services Agreement between American United Life Insurance Company(R) and Thornburg Investment Management, Inc. (1)

8.19 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (3)

8.20 Form of Participation Agreement between American United Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc.(3)

8.21 Form of Participation Agreement between American United Life Insurance Company,Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (3)

8.22 Form of Participation Agreement between American United Life Insurance Company(R) and AllianceBernstien (3)

9.   Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (2)

10.  Miscellaneous Consents

10.1 Consent of Independent Accountants (4)

10.2 Consent of Dechert Price & Rhoads (2)

10.3 Powers of Attorney (4)

10.4 Rule 483 Certified Resolution (7)

11. Not applicable

12. Not applicable

(1)  Filed with the Registrant’s Registration Statement on March 19, 2007.

(2)  Filed with Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on July 12, 2007.

(3)  Filed with the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on May 1, 2008.

(4)  File with the Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on April 19, 2012.

Item 25. Directors and Officers of AUL

Name and Address	Positions and Offices with AUL
J. Scott Davison*

Executive Vice President (02/11 to present); Chief Financial Officer (6/04 - 02/11); Senior Vice President, Strategic Planning and Corporate Development (7/02 -6/04); Director, AUL (7/02 - present); Vice President, Corporate Planning (1/00 - 7/02)

Jeffrey D. Holley*	Chief Financial Officer, (9/11 - present); Treasurer (9/11 - present); Director, AUL (10/11 - present)
John C. Mason*

Chief Investment Officer (3/12 - present); Vice President, Investments (8/11 - 3/12); Vice President Fixed Income Securities (2/10 - 3/12); Vice President, Marketable Bonds, (5/03 - 2/10); Director, AUL (2/12 - present)

Dayton H. Molendorp*

Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present); Executive Vice President, AUL (2/03 - 9/04); Senior Vice President, Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present); Vice

President, Marketing, Individual Division (6/92 - 9/98)
Mark C. Roller*

Senior Vice President, Human Resources & Corporate Support, (12/01 - present); Director, AUL (12/01 - present); Vice President Human Resources, (11/99 - 12/01); Vice President, Corporate Planning, (9/95 - 11/99)

G. David Sapp*	Senior Vice President, Investments (1/92 - 3/12); Director, AUL (12/00 - 3/12)
Thomas M. Zurek*	General Counsel & Secretary (8/02 - present); Director, AUL (8/02 - present)

*One American Square, Indianapolis, Indiana 46282

Item 26. Persons Controlled by or Under Common Control with Registrant

AMERICAN UNITED LIFE INSURANCE COMPANY (“AUL”) is a stock insurance company existing under the laws of the State of Indiana.  It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933.  On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY (“AUMIHC”) is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana.  The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC (“RMS”) is a limited liability company organized under the laws of Indiana on November 3, 1999.  RMS is a reinsurance manager.  Since divestiture of AUL’s reinsurance division, most remaining reinsurance and AUL Long Term Care Solutions, Inc. were transferred to GE Employers Reinsurance Corporation on July 1, 2002.  AUL has a 100% equity interest in RMS.

MCCREADY AND KEENE, INC., (“McCready”) is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans.  Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.  As a result of this transaction, AUL has acquired a 0% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. (“OAFP”) is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the “Fund”) (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940.  It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts.  On May 1, 2002, the name of this corporation was changed.  The prior name was AUL American Series Funds, Inc.  As of December 31, 2011, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued.  AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 68 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2011.  As a result of the transaction, the separate accounts of AUL have acquired a 99.84% equity interest in the Fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products.  On January 1, 2002, the name of this corporation was changed.  The prior name was AUL Equity Sales Corp.  As of December 31, 2011, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares.  As of December 31, 2010, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.  As a result of the transaction, AUL has acquired a 100% equity interest in that company.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC (“Pioneer”) is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts.  During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.  As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. (“RE Moulton”) is a Massachusetts corporation which, until January 31, 2012, operated on AUL’s behalf as a managing general agent for stop-loss insurance policies issued to self-funded benefit plans.  Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000.  As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

THE STATE LIFE INSURANCE COMPANY (“State Life” is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products.  State Life became part of the insurance holding company system on September 23, 1994.  During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC.  Effective December 30, 2004, State Life is wholly owned by

OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. Number of Contractowners

As of March 31, 2012, AUL has issued 14,177 Individual variable annuity contracts associated with the Registrant, 1,362 of which are the No Withdrawal Charge contracts (DirectPoint); 2,841 of which are the SelectPoint contracts; 6,117 of which are the StarPoint contracts; and 3,857 were Voyage Protector contracts.

Item 28. Indemnification

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an “Indemnitee”) is or was:

(i)  a member of the Board of Directors of the Corporation,

(ii) an officer of the Corporation, or

(iii) while a director or officer of the Corporation, serving at the Corporation’s request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision).  The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination.  Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date.  The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. Principal Underwriters

a.   Other Activity.  In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for contracts offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Life Unit Trust (File No. 811-08311).

b.   Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

Name and Address	Positions and Offices Positions and Offices
Business Address*	with OneAmerica Securities, Inc.
James Crampton	Tax Director
Richard M. Ellery	Secretary & Chief Counsel
Nicholas A. Filing	Director, Chairman of the Board, President &
Douglas W. Collins	Treasurer, Acting Financial Operations Principal & Director
Gregory A. Poston	Director
Anthony M. Smart	Vice President, Operations
Susan Uhl	Anti-Money Laundering Officer
Mark A. Wilkerson	Director
Jay B. Williams	Chief Compliance Officer
William F. Yoerger	Director
John W. Zeigler	Vice President, Insurance Agency Registrations

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46282

(c)  Not applicable

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings

The registrant hereby undertakes:

(a)      to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)      to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a)      The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref.  No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b)      The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, AUL American Individual Variable Annuity Unit Trust, has duly caused this post-effective amendment no. 4 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the city of Indianapolis, and the state of Indiana, on the 19th day of April, 2012.

AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST

(Registrant)

By: American United Life Insurance Company

By:

Name: Dayton H. Molendorp*

Title: Chairman, President & CEO

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

(Depositor)

By:

Name: Dayton H. Molendorp*

Title: Chairman, President & CEO

* By:	/s/ Richard M. Ellery

Richard M. Ellery as attorney-in-fact

Date: April 19, 2012

Pursuant to the requirements of the Securities Act of 1933, this  post-effective amendment  No. 4 to the  Registration  Statement  has been  signed  below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
J. Scott Davison*	Director	April 19, 2012

Jeffrey D. Holley*	Director	April 19, 2012

Dayton H. Molendorp*	Director	April 19, 2012

Mark C. Roller*	Director	April 19, 2012

John C. Mason*	Director	April 19, 2012

Thomas M. Zurek*	Director	April 19, 2012

/s/ Richard M. Ellery

*By: Richard M. Ellery as Attorney-in-fact

Date: April 19, 2012

EXHIBITS FILED WITH FORM N-4

Number in Form, N-4, Item 24(b)	Name of Exhibit
10.1	Consent of Independent Auditor
10.3	Powers of Attorney
10.4	Rule 483 Certified Resolution